UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06093
Name of Registrant:	Vanguard Institutional Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: December 31
Date of reporting period: January 1, 2018—June 30, 2018
Item 1: Reports to Shareholders

Semiannual Report | June 30, 2018

Vanguard Institutional Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
CEO’s Perspective.	2
Fund Profile.	4
Performance Summary.	5
Financial Statements.	6
About Your Fund’s Expenses.	24
Trustees Approve Advisory Arrangement.	26
Glossary.	28

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• U.S. stocks faced high volatility but in aggregate posted gains for the first half of 2018 as investor concerns about monetary policy, trade tariffs, and rising inflation were countered by favorable job reports and corporate earnings. The Federal Reserve raised short-term interest rates in March and June.

• In this environment, Vanguard Institutional Index Fund returned well over 2% for the six months ended June 30, 2018, closely tracking its target index, the Standard & Poor’s 500 Index. The fund, which provides exposure to the stocks of the largest U.S. companies, exceeded the average return of its large-capitalization core fund peers.

• The fund recorded positive returns in six of its 11 industry sectors. Consumer discretionary (+11.2%) and information technology (+10.5%) were the top contributors. The biggest detractors were consumer staples (–9.0%) and telecommunication services (–8.4%).

Total Returns: Six Months Ended June 30, 2018
Total
Returns
Vanguard Institutional Index Fund
Institutional Shares	2.63%
Institutional Plus Shares	2.63
S&P 500 Index	2.65
Large-Cap Core Funds Average	1.75

Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

CEO’s Perspective

Tim Buckley
President and Chief Executive Officer

Dear Shareholder,

I feel extremely fortunate to have the chance to lead a company filled with people who come to work every day passionate about Vanguard’s core purpose: to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.

When I joined Vanguard in 1991, I found a mission-driven team focused on improving lives—helping people retire more comfortably, put their children through college, and achieve financial security. I also found a company with purpose in an industry ripe for improvement.

It was clear, even early in my career, that the cards were stacked against most investors. Hidden fees, performance-chasing, and poor advice were relentlessly eroding investors’ dreams.

We knew Vanguard could be different and, as a result, could make a real difference. We have lowered the costs of investing for our shareholders significantly. And we’re proud of the performance of our funds.

Vanguard is built for Vanguard investors—we focus solely on you, our fund shareholders. Everything we do is designed to give our clients the best chance for investment success. In my role as CEO, I’ll keep this priority

2

front and center. We’re proud of what we’ve achieved, but we’re even more excited about what’s to come.

Steady, time-tested guidance

Our guidance for investors, as always, is to stay the course, tune out the hyperbolic headlines, and focus on your goals and what you can control, such as costs and how much you save. This time-tested advice has served our clients well over the decades.

Regardless of how the markets perform in the short term, I’m incredibly optimistic about the future for our investors. We have a dedicated team serving you, and we will never stop striving to make Vanguard the best place for you to invest through our high-quality funds and services, advice and guidance to help you meet your financial goals, and an experience that makes you feel good about entrusting us with your hard-earned savings.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley
President and Chief Executive Officer
July 13, 2018

Market Barometer
	Total Returns
	Periods Ended June 30, 2018
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	2.85%	14.54%	13.37%
Russell 2000 Index (Small-caps)	7.66	17.57	12.46
Russell 3000 Index (Broad U.S. market)	3.22	14.78	13.29
FTSE All-World ex US Index (International)	-3.83	7.28	6.35

Bonds
Bloomberg Barclays U. S. Aggregate Bond Index
(Broad taxable market)	-1.62%	-0.40%	2.27%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-0.25	1.56	3.53
FTSE Three-Month U. S. Treasury Bill Index	0.78	1.33	0.38

CPI
Consumer Price Index	2.22%	2.87%	1.54%

3

Institutional Index Fund

Fund Profile
As of June 30, 2018

Share-Class Characteristics
	Institutional	Institutional
	Shares	Plus Shares
Ticker Symbol	VINIX	VIIIX
Expense Ratio[1]	0.035%	0.02%
30-Day SEC Yield	1.94%	1.96%

Portfolio Characteristics
			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index	FA Index
Number of Stocks	507	505	3,779
Median Market Cap	$104.8B	$104.8B	$64.0B
Price/Earnings Ratio	21.0x	21.0x	20.7x
Price/Book Ratio	3.2x	3.2x	3.0x
Return on Equity	16.1%	16.1%	15.0%
Earnings Growth Rate	7.9%	7.9%	8.3%
Dividend Yield	1.9%	1.9%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	5%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index	FA Index
Consumer Discretionary	12.9%	12.9%	13.2%
Consumer Staples	6.9	6.9	6.2
Energy	6.3	6.3	6.1
Financials	13.8	13.8	14.3
Health Care	14.1	14.1	13.7
Industrials	9.6	9.6	10.2
Information Technology	26.0	26.0	24.7
Materials	2.6	2.6	3.1
Real Estate	2.9	2.9	3.8
Telecommunication
Services	2.0	2.0	1.8
Utilities	2.9	2.9	2.9

Sector categories are based on the Global Industry Classification
Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

Volatility Measures
		DJ
		U.S. Total
	S&P 500	Market
	Index	FA Index
R-Squared	1.00	0.99
Beta	1.00	0.98

These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Technology
	Hardware, Storage &
	Peripherals	3.9%
Microsoft Corp.	Systems Software	3.3
Amazon.com Inc.	Internet & Direct
	Marketing Retail	3.0
Alphabet Inc.	Internet Software &
	Services	2.9
Facebook Inc.	Internet Software &
	Services	2.0
Berkshire Hathaway Inc. Multi-Sector
	Holdings	1.6
JPMorgan Chase & Co.	Diversified Banks	1.5
Exxon Mobil Corp.	Integrated Oil & Gas	1.5
Johnson & Johnson	Pharmaceuticals	1.4
Bank of America Corp.	Diversified Banks	1.1
Top Ten		22.2%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 26, 2018. For the six months ended June 30, 2018, the annualized expense ratios were 0.04% for Institutional Shares and 0.02% for Institutional Plus Shares.

4

Institutional Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2007, Through June 30, 2018

Note: For 2018, performance data reflect the six months ended June 30, 2018.

Average Annual Total Returns: Periods Ended June 30, 2018
	Inception	One	Five	Ten
	Date	Year	Years	Years
Institutional Shares	7/31/1990	14.33%	13.39%	10.17%
Institutional Plus Shares	7/7/1997	14.36	13.41	10.19

5

Institutional Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (12.9%)
*	Amazon.com Inc.	3,891,783	6,615,253
	Home Depot Inc.	11,147,297	2,174,838
*	Netflix Inc.	4,200,578	1,644,232
	Walt Disney Co.	14,367,557	1,505,864
	Comcast Corp.
	Class A	44,376,665	1,455,998
	McDonald’s Corp.	7,587,449	1,188,877
	NIKE Inc. Class B	12,396,268	987,735
*	Booking Holdings Inc.	465,551	943,714
	Lowe’s Cos. Inc.	7,943,527	759,163
	Starbucks Corp.	13,335,578	651,443
	TJX Cos. Inc.	6,060,073	576,798
*	Charter
	Communications Inc.
	Class A	1,789,918	524,822
	Twenty-First Century
	Fox Inc. Class A	10,188,348	506,259
	General Motors Co.	12,257,043	482,928
	Ford Motor Co.	37,818,363	418,649
	Target Corp.	5,152,252	392,189
	Marriott International
	Inc. Class A	2,868,375	363,136
	Ross Stores Inc.	3,659,541	310,146
	VF Corp.	3,164,054	257,934
	Yum! Brands Inc.	3,123,669	244,333
	Dollar General Corp.	2,456,574	242,218
	Aptiv plc	2,557,900	234,380
	Carnival Corp.	3,922,887	224,821
*	O’Reilly Automotive Inc.	791,370	216,495
	Hilton Worldwide
	Holdings Inc.	2,699,144	213,664
	Twenty-First Century
	Fox Inc.	4,241,403	208,974
*	Dollar Tree Inc.	2,296,705	195,220
	CBS Corp. Class B	3,300,534	185,556
	Best Buy Co. Inc.	2,370,441	176,788

*	AutoZone Inc.	257,549	172,797
	Royal Caribbean
	Cruises Ltd.	1,637,165	169,610
	Omnicom Group Inc.	2,196,998	167,565
	MGM Resorts
	International	4,841,464	140,548
	Expedia Group Inc.	1,167,693	140,345
	Wynn Resorts Ltd.	818,491	136,966
	Lennar Corp. Class A	2,606,872	136,861
	DR Horton Inc.	3,319,909	136,116
*	Mohawk Industries Inc.	612,370	131,213
	Genuine Parts Co.	1,418,505	130,205
	Tapestry Inc.	2,779,412	129,826
	Tiffany & Co.	983,857	129,476
*	Ulta Beauty Inc.	552,048	128,881
	Darden Restaurants Inc.	1,196,410	128,088
*	CarMax Inc.	1,721,202	125,424
	Newell Brands Inc.	4,693,697	121,050
	Kohl’s Corp.	1,625,980	118,534
	PVH Corp.	744,829	111,516
	Macy’s Inc.	2,960,471	110,810
	Viacom Inc. Class B	3,409,684	102,836
*	Chipotle Mexican Grill
	Inc. Class A	236,150	101,868
	Hasbro Inc.	1,098,331	101,387
	Advance Auto Parts Inc.	715,055	97,033
*	Michael Kors Holdings
	Ltd.	1,447,898	96,430
*	LKQ Corp.	2,991,950	95,443
*	Norwegian Cruise Line
	Holdings Ltd.	1,996,556	94,337
	Whirlpool Corp.	623,031	91,106
	Tractor Supply Co.	1,178,800	90,166
	Interpublic Group of
	Cos. Inc.	3,722,480	87,255
	L Brands Inc.	2,342,050	86,375
*	Discovery
	Communications Inc.	3,322,826	84,732

6

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	BorgWarner Inc.	1,911,083	82,482
	Hanesbrands Inc.	3,476,298	76,548
	News Corp. Class A	4,888,126	75,766
*	DISH Network Corp.
	Class A	2,208,619	74,232
	PulteGroup Inc.	2,536,505	72,925
	Gap Inc.	2,095,165	67,862
	Harley-Davidson Inc.	1,611,749	67,822
	Ralph Lauren Corp.
	Class A	538,948	67,757
	Garmin Ltd.	1,076,597	65,672
	Foot Locker Inc.	1,142,830	60,170
	Nordstrom Inc.	1,136,233	58,834
*	TripAdvisor Inc.	1,036,501	57,744
	Leggett & Platt Inc.	1,266,216	56,524
^	Mattel Inc.	3,329,745	54,674
	Goodyear Tire &
	Rubber Co.	2,321,167	54,060
	H&R Block Inc.	2,024,653	46,122
*,^	Discovery
	Communications Inc.
	Class A	1,489,225	40,954
*,^	Under Armour Inc.
	Class A	1,791,985	40,284
*	Under Armour Inc.	1,820,632	38,379
	Lennar Corp. Class B	46,974	2,005
	News Corp. Class B	533	8
			28,758,050
Consumer Staples (6.8%)
	Procter & Gamble Co.	24,298,520	1,896,742
	Coca-Cola Co.	37,007,514	1,623,150
	PepsiCo Inc.	13,701,146	1,491,644
	Philip Morris
	International Inc.	15,021,419	1,212,829
	Walmart Inc.	13,980,013	1,197,388
	Altria Group Inc.	18,289,085	1,038,637
	Costco Wholesale Corp.	4,238,354	885,731
	Mondelez International
	Inc. Class A	14,254,451	584,433
	Colgate-Palmolive Co.	8,429,296	546,303
	Walgreens Boots
	Alliance Inc.	8,241,464	494,611
	Kraft Heinz Co.	5,773,134	362,668
	Kimberly-Clark Corp.	3,375,770	355,604
	Constellation Brands
	Inc. Class A	1,623,651	355,369
	Sysco Corp.	4,632,017	316,320
	Estee Lauder Cos. Inc.
	Class A	2,164,270	308,820
	General Mills Inc.	5,729,866	253,604
	Archer-Daniels-Midland
	Co.	5,403,871	247,659
*	Monster Beverage
	Corp.	3,968,909	227,418

	Kroger Co.	7,853,723	223,438
	Tyson Foods Inc.
	Class A	2,874,296	197,895
	Clorox Co.	1,251,604	169,279
	Kellogg Co.	2,413,490	168,631
	McCormick & Co. Inc.	1,172,150	136,075
	Conagra Brands Inc.	3,803,458	135,898
	Church & Dwight Co.
	Inc.	2,364,921	125,719
	Hershey Co.	1,350,289	125,658
	Brown-Forman Corp.
	Class B	2,528,719	123,933
	Molson Coors Brewing
	Co. Class B	1,788,597	121,696
	JM Smucker Co.	1,098,960	118,116
	Hormel Foods Corp.	2,607,920	97,041
^	Campbell Soup Co.	1,856,310	75,255
	Coty Inc. Class A	4,577,003	64,536
			15,282,100
Energy (6.3%)
	Exxon Mobil Corp.	40,912,458	3,384,688
	Chevron Corp.	18,465,997	2,334,656
	Schlumberger Ltd.	13,384,174	897,141
	ConocoPhillips	11,306,724	787,174
	EOG Resources Inc.	5,593,729	696,028
	Occidental Petroleum
	Corp.	7,399,799	619,215
	Valero Energy Corp.	4,164,136	461,511
	Phillips 66	4,055,622	455,487
	Halliburton Co.	8,464,019	381,389
	Anadarko Petroleum
	Corp.	4,977,599	364,609
	Kinder Morgan Inc.	18,334,413	323,969
	Marathon Petroleum
	Corp.	4,463,370	313,150
	Pioneer Natural
	Resources Co.	1,647,002	311,679
	ONEOK Inc.	3,972,296	277,385
	Devon Energy Corp.	5,056,816	222,298
	Williams Cos. Inc.	7,996,736	216,792
*	Concho Resources Inc.	1,440,588	199,305
	Andeavor	1,343,551	176,247
	Apache Corp.	3,693,273	172,660
	Marathon Oil Corp.	8,245,279	171,997
	Hess Corp.	2,530,599	169,272
	Noble Energy Inc.	4,681,850	165,176
	National Oilwell Varco
	Inc.	3,691,244	160,200
	EQT Corp.	2,435,978	134,417
	TechnipFMC plc	4,194,022	133,118
	Baker Hughes a GE Co.	4,023,926	132,910
	HollyFrontier Corp.	1,705,727	116,723
	Cabot Oil & Gas Corp.	4,361,658	103,807
	Cimarex Energy Co.	921,663	93,770

7

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	Helmerich & Payne Inc.	1,054,229	67,218
*	Newfield Exploration
	Co.	1,933,521	58,489
			14,102,480
Financials (13.8%)
	JPMorgan Chase & Co.	32,901,076	3,428,292
*	Berkshire Hathaway
	Inc. Class B	17,900,151	3,341,063
	Bank of America Corp.	91,120,832	2,568,696
	Wells Fargo & Co.	42,379,087	2,349,497
	Citigroup Inc.	24,640,876	1,648,967
	US Bancorp	15,078,356	754,219
	Goldman Sachs Group
	Inc.	3,394,655	748,759
	American Express Co.	6,900,632	676,262
	Morgan Stanley	13,172,635	624,383
	PNC Financial Services
	Group Inc.	4,537,049	612,955
	BlackRock Inc.	1,191,794	594,753
	Charles Schwab Corp.	11,603,765	592,952
	Chubb Ltd.	4,501,984	571,842
	CME Group Inc.	3,290,443	539,369
	Bank of New York
	Mellon Corp.	9,766,881	526,728
	S&P Global Inc.	2,428,387	495,124
	American International
	Group Inc.	8,675,101	459,954
	Capital One Financial
	Corp.	4,700,774	432,001
	MetLife Inc.	9,823,637	428,311
	Intercontinental
	Exchange Inc.	5,597,437	411,692
	Marsh & McLennan
	Cos. Inc.	4,903,244	401,919
	BB&T Corp.	7,535,499	380,091
	Prudential Financial Inc.	4,059,149	379,571
	Progressive Corp.	5,627,945	332,893
	State Street Corp.	3,531,424	328,740
	Aon plc	2,362,999	324,133
	Aflac Inc.	7,481,646	321,860
	Travelers Cos. Inc.	2,611,957	319,547
	Allstate Corp.	3,396,891	310,034
	SunTrust Banks Inc.	4,492,623	296,603
	Moody’s Corp.	1,613,352	275,173
	T. Rowe Price Group
	Inc.	2,339,946	271,644
	M&T Bank Corp.	1,403,508	238,807
	Discover Financial
	Services	3,372,381	237,449
	Synchrony Financial	6,855,225	228,827
	Northern Trust Corp.	2,043,092	210,214
	KeyCorp	10,254,965	200,382
	Ameriprise Financial
	Inc.	1,396,725	195,374

	Willis Towers Watson
	plc	1,274,318	193,187
	Regions Financial Corp.	10,847,614	192,871
	Fifth Third Bancorp	6,620,928	190,021
	Citizens Financial Group
	Inc.	4,681,277	182,102
	Hartford Financial
	Services Group Inc.	3,461,734	176,999
	Huntington Bancshares
	Inc.	10,683,549	157,689
*	E*TRADE Financial
	Corp.	2,550,719	156,002
	Comerica Inc.	1,662,206	151,128
*	SVB Financial Group	512,028	147,853
	MSCI Inc. Class A	860,347	142,327
	XL Group Ltd.	2,495,203	139,607
	Principal Financial
	Group Inc.	2,573,007	136,241
	Lincoln National Corp.	2,114,205	131,609
*	Berkshire Hathaway Inc.
	Class A	459	129,456
	Loews Corp.	2,531,035	122,198
	Arthur J Gallagher & Co.	1,761,448	114,987
	Cboe Global Markets
	Inc.	1,086,100	113,030
	Raymond James
	Financial Inc.	1,254,473	112,087
	Invesco Ltd.	3,968,927	105,415
	Nasdaq Inc.	1,128,971	103,041
	Zions Bancorporation	1,904,446	100,345
	Franklin Resources Inc.	3,078,979	98,681
	Cincinnati Financial
	Corp.	1,442,939	96,475
	Everest Re Group Ltd.	395,745	91,211
	Torchmark Corp.	1,020,007	83,039
	Unum Group	2,134,575	78,958
	Affiliated Managers
	Group Inc.	524,740	78,013
	Jefferies Financial
	Group Inc.	2,934,806	66,738
	People’s United
	Financial Inc.	3,368,649	60,939
	Assurant Inc.	509,300	52,708
*	Brighthouse Financial
	Inc.	1,158,647	46,427
			30,810,464
Health Care (14.0%)
	Johnson & Johnson	25,918,412	3,144,940
	UnitedHealth Group
	Inc.	9,286,269	2,278,293
	Pfizer Inc.	56,526,035	2,050,765
	Merck & Co. Inc.	25,997,293	1,578,036
	AbbVie Inc.	14,644,526	1,356,815
	Amgen Inc.	6,435,722	1,187,970

8

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	Medtronic plc	13,086,488	1,120,334
	Abbott Laboratories	16,941,916	1,033,287
	Gilead Sciences Inc.	12,564,814	890,091
	Bristol-Myers Squibb
	Co.	15,795,212	874,107
	Thermo Fisher
	Scientific Inc.	3,887,804	805,320
	Eli Lilly & Co.	9,230,411	787,631
	CVS Health Corp.	9,824,397	632,200
	Becton Dickinson and
	Co.	2,582,148	618,579
*	Biogen Inc.	2,039,067	591,819
	Anthem Inc.	2,466,196	587,029
	Danaher Corp.	5,940,822	586,240
	Aetna Inc.	3,160,948	580,034
	Allergan plc	3,276,603	546,275
*	Celgene Corp.	6,830,597	542,486
	Stryker Corp.	3,105,859	524,455
*	Intuitive Surgical Inc.	1,094,832	523,855
*	Boston Scientific Corp.	13,334,237	436,030
*	Express Scripts Holding
	Co.	5,428,257	419,116
*	Vertex Pharmaceuticals
	Inc.	2,462,546	418,534
	Cigna Corp.	2,350,907	399,537
	Zoetis Inc.	4,675,853	398,336
*	Illumina Inc.	1,420,601	396,760
	Humana Inc.	1,330,570	396,018
	Baxter International Inc.	4,761,120	351,561
*	Edwards Lifesciences
	Corp.	2,036,927	296,516
	HCA Healthcare Inc.	2,700,506	277,072
*	Alexion
	Pharmaceuticals Inc.	2,150,248	266,953
	McKesson Corp.	1,952,644	260,483
*	Regeneron
	Pharmaceuticals Inc.	747,403	257,847
*	Centene Corp.	1,982,861	244,308
*	Align Technology Inc.	697,030	238,482
	Zimmer Biomet
	Holdings Inc.	1,963,799	218,846
	Agilent Technologies
	Inc.	3,089,851	191,076
*	IDEXX Laboratories Inc.	838,744	182,796
*	Cerner Corp.	3,048,975	182,298
*	Mylan NV	4,981,486	180,031
*	Laboratory Corp. of
	America Holdings	987,804	177,340
*	ABIOMED Inc.	408,377	167,047
*	IQVIA Holdings Inc.	1,564,328	156,151
	Cardinal Health Inc.	3,002,808	146,627
*	Waters Corp.	757,226	146,591
	Quest Diagnostics Inc.	1,312,389	144,284
	ResMed Inc.	1,379,557	142,895

*	Mettler-Toledo
	International Inc.	245,411	142,002
	AmerisourceBergen
	Corp. Class A	1,571,541	134,005
*	Incyte Corp.	1,699,816	113,888
	Cooper Cos. Inc.	473,614	111,512
*	Henry Schein Inc.	1,488,252	108,107
*	Hologic Inc.	2,637,383	104,836
*	Varian Medical
	Systems Inc.	883,903	100,517
	Dentsply Sirona Inc.	2,196,582	96,144
	Universal Health
	Services Inc. Class B	841,666	93,795
*	DaVita Inc.	1,348,250	93,623
	Perrigo Co. plc	1,243,494	90,663
	PerkinElmer Inc.	1,067,480	78,172
*	Nektar Therapeutics
	Class A	1,554,560	75,909
*	Envision Healthcare
	Corp.	1,171,025	51,537
			31,328,806
Industrials (9.5%)
	Boeing Co.	5,291,787	1,775,447
	General Electric Co.	83,929,313	1,142,278
	3M Co.	5,736,986	1,128,580
	Union Pacific Corp.	7,494,538	1,061,826
	Honeywell International
	Inc.	7,217,465	1,039,676
	United Technologies
	Corp.	7,189,867	898,949
	Caterpillar Inc.	5,777,834	783,879
	Lockheed Martin Corp.	2,400,336	709,131
	United Parcel Service
	Inc. Class B	6,663,174	707,829
	CSX Corp.	8,458,750	539,499
	FedEx Corp.	2,375,591	539,402
	Raytheon Co.	2,775,678	536,206
	Northrop Grumman
	Corp.	1,685,038	518,486
	General Dynamics
	Corp.	2,669,364	497,596
	Deere & Co.	3,133,729	438,095
	Emerson Electric Co.	6,088,532	420,961
	Norfolk Southern Corp.	2,730,345	411,927
	Illinois Tool Works Inc.	2,946,307	408,181
	Eaton Corp. plc	4,225,777	315,835
	Waste Management
	Inc.	3,843,979	312,669
	Delta Air Lines Inc.	6,235,277	308,896
	Johnson Controls
	International plc	8,950,803	299,404
	Roper Technologies Inc.	996,875	275,048
	Southwest Airlines Co.	5,153,944	262,233
	Fortive Corp.	2,963,442	228,511

9

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	Ingersoll-Rand plc	2,395,406	214,940
	Rockwell Collins Inc.	1,586,773	213,707
	PACCAR Inc.	3,398,704	210,584
	Rockwell Automation
	Inc.	1,213,662	201,747
	Parker-Hannifin Corp.	1,284,262	200,152
	Cummins Inc.	1,496,027	198,972
	Stanley Black & Decker
	Inc.	1,490,569	197,963
*	IHS Markit Ltd.	3,441,624	177,553
	Harris Corp.	1,147,294	165,830
	Textron Inc.	2,474,165	163,072
	TransDigm Group Inc.	471,199	162,630
*	Verisk Analytics Inc.
	Class A	1,501,292	161,599
	AMETEK Inc.	2,237,929	161,489
*	United Continental
	Holdings Inc.	2,277,295	158,796
	Cintas Corp.	835,354	154,599
	American Airlines
	Group Inc.	4,026,096	152,831
	WW Grainger Inc.	492,636	151,929
	Republic Services Inc.
	Class A	2,154,980	147,314
	L3 Technologies Inc.	758,440	145,863
	Equifax Inc.	1,162,202	145,403
	Fastenal Co.	2,780,025	133,803
	Expeditors International
	of Washington Inc.	1,687,962	123,390
*	United Rentals Inc.	807,929	119,267
	Xylem Inc.	1,738,563	117,144
	CH Robinson
	Worldwide Inc.	1,345,236	112,542
	Masco Corp.	3,000,079	112,263
*	Copart Inc.	1,956,300	110,648
	Dover Corp.	1,494,498	109,397
	Kansas City Southern	992,356	105,150
	JB Hunt Transport
	Services Inc.	826,689	100,484
	Nielsen Holdings plc	3,234,343	100,038
	Huntington Ingalls
	Industries Inc.	429,797	93,176
	Snap-on Inc.	547,202	87,946
	AO Smith Corp.	1,402,217	82,941
	Robert Half
	International Inc.	1,194,491	77,761
	Fortune Brands Home
	& Security Inc.	1,412,952	75,861
	Jacobs Engineering
	Group Inc.	1,162,465	73,805
	Alaska Air Group Inc.	1,193,563	72,079
	Allegion plc	915,617	70,832
	Arconic Inc.	4,113,499	69,971
	Fluor Corp.	1,360,674	66,374

	Pentair plc	1,571,038	66,109
*	Stericycle Inc.	825,259	53,881
	Flowserve Corp.	1,266,113	51,151
*	Quanta Services Inc.	1,445,860	48,292
			21,281,822
Information Technology (25.9%)
	Apple Inc.	47,496,192	8,792,020
	Microsoft Corp.	74,244,305	7,321,231
*	Facebook Inc. Class A	23,178,325	4,504,012
*	Alphabet Inc. Class C	2,934,431	3,273,798
*	Alphabet Inc. Class A	2,885,228	3,257,971
	Visa Inc. Class A	17,259,749	2,286,054
	Intel Corp.	45,030,565	2,238,469
	Cisco Systems Inc.	45,444,883	1,955,493
	Mastercard Inc.
	Class A	8,859,790	1,741,126
	NVIDIA Corp.	5,865,553	1,389,550
	Oracle Corp.	28,797,477	1,268,817
*	Adobe Systems Inc.	4,758,841	1,160,253
	International Business
	Machines Corp.	8,249,668	1,152,479
	Texas Instruments Inc.	9,459,402	1,042,899
	Accenture plc Class A	6,214,214	1,016,583
	Broadcom Inc.	3,879,428	941,304
*	salesforce.com Inc.	6,815,852	929,682
*	PayPal Holdings Inc.	10,785,589	898,116
	QUALCOMM Inc.	14,326,998	804,031
*	Micron Technology Inc.	11,207,216	587,706
	Automatic Data
	Processing Inc.	4,256,886	571,019
	Activision Blizzard Inc.	7,355,884	561,401
	Intuit Inc.	2,355,431	481,226
	Applied Materials Inc.	9,741,316	449,951
	Cognizant Technology
	Solutions Corp.
	Class A	5,661,834	447,228
*	Electronic Arts Inc.	2,965,054	418,132
	HP Inc.	15,861,727	359,903
	Analog Devices Inc.	3,584,147	343,791
	Fidelity National
	Information Services
	Inc.	3,198,785	339,167
*	eBay Inc.	8,932,973	323,910
	TE Connectivity Ltd.	3,383,245	304,695
*	Fiserv Inc.	3,956,569	293,142
*	Autodesk Inc.	2,117,480	277,581
*	Twitter Inc.	6,327,806	276,335
	Lam Research Corp.	1,585,332	274,025
	Amphenol Corp.
	Class A	2,912,200	253,798
*	Red Hat Inc.	1,716,877	230,697
	Western Digital Corp.	2,891,359	223,820
	DXC Technology Co.	2,751,371	221,788
	Corning Inc.	8,022,958	220,712

10

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	Hewlett Packard
	Enterprise Co.	14,753,786	215,553
	Paychex Inc.	3,088,999	211,133
	Microchip Technology
	Inc.	2,270,493	206,501
	NetApp Inc.	2,587,887	203,227
	Motorola Solutions Inc.	1,568,156	182,486
*	FleetCor Technologies
	Inc.	866,253	182,476
	Global Payments Inc.	1,542,960	172,025
	Skyworks Solutions Inc.	1,759,571	170,063
	Xilinx Inc.	2,448,947	159,818
	Seagate Technology plc	2,774,130	156,655
	KLA-Tencor Corp.	1,506,374	154,449
*	ANSYS Inc.	811,797	141,399
	Total System Services
	Inc.	1,603,259	135,507
	Broadridge Financial
	Solutions Inc.	1,139,608	131,169
*	Take-Two Interactive
	Software Inc.	1,105,430	130,839
*	Citrix Systems Inc.	1,244,074	130,429
*	VeriSign Inc.	928,078	127,537
	Symantec Corp.	6,006,911	124,043
*	Synopsys Inc.	1,440,214	123,239
*	Akamai Technologies
	Inc.	1,647,317	120,633
*,^	Advanced Micro
	Devices Inc.	7,962,494	119,358
*	Cadence Design
	Systems Inc.	2,723,120	117,938
*	Gartner Inc.	881,776	117,188
	Alliance Data Systems
	Corp.	465,679	108,596
	CA Inc.	3,019,249	107,636
*	F5 Networks Inc.	590,430	101,820
*	Qorvo Inc.	1,221,708	97,944
	Juniper Networks Inc.	3,372,076	92,462
	Western Union Co.	4,449,380	90,456
*	IPG Photonics Corp.	363,755	80,255
	FLIR Systems Inc.	1,328,553	69,045
	Xerox Corp.	2,068,554	49,645
			57,765,439
Materials (2.6%)
	DowDuPont Inc.	22,426,522	1,478,356
	Praxair Inc.	2,776,985	439,180
	Ecolab Inc.	2,509,245	352,122
	LyondellBasell
	Industries NV Class A	3,106,705	341,272
	Air Products &
	Chemicals Inc.	2,118,224	329,871
	Sherwin-Williams Co.	795,509	324,226
	PPG Industries Inc.	2,409,605	249,948

	Freeport-McMoRan
	Inc.	13,019,409	224,715
	International Paper Co.	4,000,104	208,325
	Newmont Mining Corp.	5,154,177	194,364
	Nucor Corp.	3,076,145	192,259
	Vulcan Materials Co.	1,278,316	164,980
	WestRock Co.	2,477,880	141,289
	Eastman Chemical Co.	1,379,061	137,851
	Martin Marietta
	Materials Inc.	608,296	135,851
	Ball Corp.	3,379,056	120,125
	FMC Corp.	1,299,748	115,951
	Packaging Corp. of
	America	911,273	101,871
	Albemarle Corp.	1,069,919	100,925
	CF Industries Holdings
	Inc.	2,253,997	100,078
	Mosaic Co.	3,387,352	95,015
	International Flavors &
	Fragrances Inc.	762,341	94,500
	Avery Dennison Corp.	849,716	86,756
	Sealed Air Corp.	1,559,908	66,218
			5,796,048
Real Estate (2.8%)
	American Tower Corp.	4,267,865	615,298
	Simon Property Group
	Inc.	2,992,686	509,325
	Crown Castle
	International Corp.	4,008,592	432,206
	Prologis Inc.	5,153,064	338,505
	Equinix Inc.	767,882	330,105
	Public Storage	1,447,921	328,475
	Weyerhaeuser Co.	7,315,480	266,722
	AvalonBay
	Communities Inc.	1,334,830	229,444
	Equity Residential	3,557,174	226,557
	Welltower Inc.	3,593,636	225,285
	Digital Realty Trust Inc.	1,989,791	222,021
	Ventas Inc.	3,443,695	196,119
	Boston Properties Inc.	1,490,612	186,953
*	SBA Communications
	Corp. Class A	1,113,144	183,802
	Essex Property Trust
	Inc.	638,395	152,621
	Host Hotels & Resorts
	Inc.	7,164,630	150,959
	Realty Income Corp.	2,749,329	147,886
*	CBRE Group Inc.
	Class A	2,923,138	139,551
	Alexandria Real Estate
	Equities Inc.	995,262	125,572
	GGP Inc.	6,112,967	124,888
	Vornado Realty Trust	1,672,444	123,627

11

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	Extra Space Storage
	Inc.	1,219,599	121,728
	HCP Inc.	4,540,113	117,226
	Mid-America Apartment
	Communities Inc.	1,099,540	110,691
	Duke Realty Corp.	3,448,668	100,115
	UDR Inc.	2,584,757	97,032
	Iron Mountain Inc.	2,722,056	95,299
	Federal Realty
	Investment Trust	706,959	89,466
	Regency Centers Corp.	1,422,813	88,328
	SL Green Realty Corp.	853,589	85,811
	Kimco Realty Corp.	4,115,150	69,916
	Apartment Investment
	& Management Co.	1,524,138	64,471
	Macerich Co.	1,050,222	59,684
			6,355,688
Telecommunication Services (2.0%)
	AT&T Inc.	70,171,356	2,253,202
	Verizon
	Communications Inc.	39,927,453	2,008,750
	CenturyLink Inc.	9,487,841	176,854
			4,438,806
Utilities (2.9%)
	NextEra Energy Inc.	4,555,518	760,908
	Duke Energy Corp.	6,774,808	535,752
	Southern Co.	9,776,265	452,739
	Dominion Energy Inc.	6,306,061	429,947
	Exelon Corp.	9,329,281	397,427
	American Electric
	Power Co. Inc.	4,760,684	329,677
	Sempra Energy	2,552,708	296,395
	Public Service
	Enterprise Group Inc.	4,882,208	264,323
	Consolidated Edison
	Inc.	3,001,980	234,095
	Xcel Energy Inc.	4,916,825	224,601
	PG&E Corp.	4,989,056	212,334
	Edison International	3,148,823	199,226
	WEC Energy Group Inc.	3,050,437	197,211
	PPL Corp.	6,751,789	192,764
	DTE Energy Co.	1,754,510	181,820
	Eversource Energy	3,059,795	179,335
	FirstEnergy Corp.	4,332,868	155,593
*	Evergy Inc.	2,621,485	147,196
	American Water Works
	Co. Inc.	1,720,885	146,929
	Ameren Corp.	2,355,487	143,331
	Entergy Corp.	1,748,336	141,248
	CMS Energy Corp.	2,730,867	129,115
	CenterPoint Energy Inc.	4,169,297	115,531
	Alliant Energy Corp.	2,234,626	94,569
	NRG Energy Inc.	2,888,160	88,667

			Market
			Value•
		Shares	($000)
	Pinnacle West Capital
	Corp.	1,080,547	87,049
	AES Corp.	6,384,517	85,616
	NiSource Inc.	3,256,465	85,580
	SCANA Corp.	1,375,955	53,002
			6,561,980
Total Common Stocks
(Cost $123,168,305)		222,481,683
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
[2,3]	Vanguard Market
	Liquidity Fund,
	2.122%	8,280,127	828,095

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury
	Bill, 1.737%, 7/19/18	5,000	4,996
4	United States Treasury
	Bill, 1.887%–1.918%,
	10/4/18	11,100	11,045
4	United States Treasury
	Bill, 1.986%, 10/18/18	13,000	12,925
4	United States Treasury
	Bill, 2.022%–2.078%,
	11/15/18	20,500	20,345
			49,311
Total Temporary Cash Investments
(Cost $877,377)			877,406
Total Investments (99.9%)
(Cost $124,045,682)			223,359,089

12

Institutional Index Fund

Amount
($000)
Other Assets and Liabilities (0.1%)
Other Assets
Investment in Vanguard	11,974
Receivables for Investment
Securities Sold	684,658
Receivables for Accrued Income	186,604
Receivables for Capital Shares Issued	219,827
Variation Margin Receivable–
Futures Contracts	730
Total Other Assets	1,103,793
Liabilities
Payables for Investment Securities
Purchased	(111,756)
Collateral for Securities on Loan	(35,240)
Payables for Capital Shares Redeemed	(819,811)
Payables to Vanguard	(3,313)
Other Liabilities	(3,683)
Total Liabilities	(973,803)
Net Assets (100%)	223,489,079

At June 30, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	124,084,523
Undistributed Net Investment Income	181,142
Accumulated Net Realized Losses	(68,775)
Unrealized Appreciation (Depreciation)
Investment Securities	99,313,407
Futures Contracts	(21,218)
Net Assets	223,489,079

Amount
($000)
Institutional Shares—Net Assets
Applicable to 505,213,475 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	125,168,169
Net Asset Value Per Share—
Institutional Shares	$247.75

Institutional Plus Shares—Net Assets
Applicable to 396,824,685 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	98,320,910
Net Asset Value Per Share—
Institutional Plus Shares	$247.77

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers.
The total value of securities on loan is $33,139,000.
1 The fund invests a portion of its cash reserves in equity
markets through the use of index futures contracts. After
giving effect to futures investments, the fund’s effective
common stock and temporary cash investment positions
represent 99.9% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard
funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.
3 Includes $35,240,000 of collateral received for securities on loan.
4 Securities with a value of $39,579,000 have been segregated as initial margin for open futures contracts.

13

Institutional Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2018	6,953	946,164	(21,218)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Institutional Index Fund

Statement of Operations

Six Months Ended
June 30, 2018
($000)
Investment Income
Income
Dividends	2,134,359
Interest[1]	5,651
Securities Lending—Net	457
Total Income	2,140,467
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,688
Management and Administrative—Institutional Shares	19,618
Management and Administrative—Institutional Plus Shares	6,928
Marketing and Distribution—Institutional Shares	1,201
Marketing and Distribution—Institutional Plus Shares	414
Custodian Fees	856
Shareholders’ Reports—Institutional Shares	296
Shareholders’ Reports—Institutional Plus Shares	110
Trustees’ Fees and Expenses	71
Total Expenses	33,182
Net Investment Income	2,107,285
Realized Net Gain (Loss)
Investment Securities Sold[1]	7,214,213
Futures Contracts	47,056
Realized Net Gain (Loss)	7,261,269
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(3,217,989)
Futures Contracts	(17,166)
Change in Unrealized Appreciation (Depreciation)	(3,235,155)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,133,399

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $5,277,000, ($20,000), and ($42,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Institutional Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,107,285	4,463,997
Realized Net Gain (Loss)	7,261,269	13,360,419
Change in Unrealized Appreciation (Depreciation)	(3,235,155)	26,758,334
Net Increase (Decrease) in Net Assets Resulting from Operations	6,133,399	44,582,750
Distributions
Net Investment Income
Institutional Shares	(1,124,590)	(2,614,732)
Institutional Plus Shares	(831,892)	(1,853,504)
Realized Capital Gain
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(1,956,482)	(4,468,236)
Capital Share Transactions
Institutional Shares	(17,874,977)	(2,887,561)
Institutional Plus Shares	5,029,042	(16,564,044)
Net Increase (Decrease) from Capital Share Transactions	(12,845,935)	(19,451,605)
Total Increase (Decrease)	(8,669,018)	20,662,909
Net Assets
Beginning of Period	232,158,097	211,495,188
End of Period[1]	223,489,079	232,158,097
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $181,142,000 and $30,339,000.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Institutional Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$243.46	$203.83	$186.62	$188.67	$169.28	$130.52
Investment Operations
Net Investment Income	2.280[1]	4.379[1]	4.210	4.585 [2]	3.561	3.128
Net Realized and Unrealized Gain (Loss)
on Investments	4.146	39.687	17.814	(2.065)	19.380	38.759
Total from Investment Operations	6.426	44.066	22.024	2.520	22.941	41.887
Distributions
Dividends from Net Investment Income	(2.136)	(4.436)	(4.223)	(4.570)	(3.551)	(3.127)
Distributions from Realized Capital Gains	—	—	(.591)	—	—	—
Total Distributions	(2.136)	(4.436)	(4.814)	(4.570)	(3.551)	(3.127)
Net Asset Value, End of Period	$247.75	$243.46	$203.83	$186.62	$188.67	$169.28

Total Return	2.63%	21.79%	11.93%	1.37%	13.65%	32.35%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$125,168	$140,591	$120,014	$104,705	$102,114	$87,843
Ratio of Total Expenses to
Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to
Average Net Assets	1.86%	1.96%	2.19%	2.43%[2]	2.01%	2.08%
Portfolio Turnover Rate [3]	5%	5%	5%	5%	4%	5%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Net investment income per share and the ratio of net investment income to average net assets include $0.677 and 0.36%, respectively, resulting from income received from Medtronic plc in January 2015.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Institutional Index Fund

Financial Highlights

Institutional Plus Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$243.48	$203.84	$186.63	$188.68	$169.28	$130.53
Investment Operations
Net Investment Income	2.298[1]	4.414[1]	4.248	4.622 [2]	3.597	3.158
Net Realized and Unrealized Gain (Loss)
on Investments	4.148	39.705	17.814	(2.065)	19.388	38.750
Total from Investment Operations	6.446	44.119	22.062	2.557	22.985	41.908
Distributions
Dividends from Net Investment Income	(2.156)	(4.479)	(4.261)	(4.607)	(3.585)	(3.158)
Distributions from Realized Capital Gains	—	—	(.591)	—	—	—
Total Distributions	(2.156)	(4.479)	(4.852)	(4.607)	(3.585)	(3.158)
Net Asset Value, End of Period	$247.77	$243.48	$203.84	$186.63	$188.68	$169.28

Total Return	2.63%	21.82%	11.95%	1.39%	13.68%	32.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$98,321	$91,567	$91,481	$90,042	$85,611	$74,915
Ratio of Total Expenses to
Average Net Assets	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Ratio of Net Investment Income to
Average Net Assets	1.88%	1.98%	2.21%	2.45%[2]	2.03%	2.10%
Portfolio Turnover Rate [3]	5%	5%	5%	5%	4%	5%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Net investment income per share and the ratio of net investment income to average net assets include $0.677 and 0.36%, respectively, resulting from income received from Medtronic plc in January 2015.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Institutional Index Fund

Notes to Financial Statements

Vanguard Institutional Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares, to investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2014–2017), and for the period ended June 30, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

19

Institutional Index Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2018, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved

20

Institutional Index Fund

by the board of trustees, subject to the services agreements discussed in Note B. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. Prior to November 15, 2017, in accordance with the terms of a services agreement, Vanguard provided to the fund investment advisory, corporate management, administrative, marketing, and distribution services and paid for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund (or, with respect to shareholder services, the average net assets of each class of shares).

On November 15, 2017, shareholders of the fund approved and adopted the Funds’ Service Agreement under which all other publicly offered Vanguard U.S. mutual funds operate (the “FSA”). In accordance with the terms of the FSA between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2018, the fund had contributed to Vanguard capital in the amount of $11,974,000, representing 0.01% of the fund’s net assets and 4.79% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of June 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	222,481,683	—	—
Temporary Cash Investments	828,095	49,311	—
Futures Contracts—Assets[1]	730	—	—
Total	223,310,508	49,311	—
1 Represents variation margin on the last day of the reporting period.

21

Institutional Index Fund

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2018, the fund realized $6,377,247,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2017, the fund had available capital losses totaling $956,412,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2018; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2018, the cost of investment securities for tax purposes was $124,045,682,000. Net unrealized appreciation of investment securities for tax purposes was $99,313,407,000, consisting of unrealized gains of $103,888,722,000 on securities that had risen in value since their purchase and $4,575,315,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2018, the fund purchased $6,777,804,000 of investment securities and sold $19,208,661,000 of investment securities, other than temporary cash investments. Purchases and sales include $599,534,000 and $9,945,584,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2018, such purchases and sales were $879,598,000 and $1,058,286,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

22

Institutional Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2018		December 31, 2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	8,773,573	35,485	21,584,727	97,781
Issued in Lieu of Cash Distributions	1,046,127	4,155	2,408,508	10,595
Redeemed	(27,694,677)	(111,896)	(26,880,796)	(119,707)
Net Increase (Decrease) —Institutional Shares	(17,874,977)	(72,256)	(2,887,561)	(11,331)
Institutional Plus Shares
Issued	24,945,935	100,899	23,771,287	105,816
Issued in Lieu of Cash Distributions	801,777	3,183	1,823,107	8,044
Redeemed	(20,718,670)	(83,338)	(42,158,438)	(186,570)
Net Increase (Decrease)—
Institutional Plus Shares	5,029,042	20,744	(16,564,044)	(72,710)

G. Management has determined that no events or transactions occurred subsequent to June 30, 2018, that would require recognition or disclosure in these financial statements.

23

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

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Six Months Ended June 30, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Institutional Index Fund	12/31/2017	6/30/2018	Period
Based on Actual Fund Return
Institutional Shares	$1,000.00	$1,026.27	$0.20
Institutional Plus Shares	1,000.00	1,026.35	0.10
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,024.60	$0.20
Institutional Plus Shares	1,000.00	1,024.70	0.10

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.04% for Institutional Shares and 0.02% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

25

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Institutional Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

26

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund and its shareholders benefit from economies of scale, with the cost to shareholders declining as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

27

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share.

For a fund, the weighted average price/book ratio of the stocks it holds.

28

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

29

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification.
Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

30

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

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addition, you may obtain a free report on how your fund
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You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
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Commission, Washington, DC 20549-1520.
© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q942 082018

Semiannual Report | June 30, 2018

Vanguard Institutional Total Stock

Market Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
CEO’s Perspective.	2
Fund Profile.	4
Performance Summary.	5
Financial Statements.	6
About Your Fund’s Expenses.	56
Trustees Approve Advisory Arrangement.	58
Glossary.	60

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• Vanguard Institutional Total Stock Market Index Fund returned more than 3% for the six months ended June 30, 2018. It closely tracked its benchmark, the CRSP US Total Market Index, and exceeded the average return of its multicapitalization core fund peers.

• The fund offers investors exposure to every segment, size, and style of the U.S. equity market.

• Small-cap stocks outperformed their mid- and large-cap counterparts for the period.

Growth stocks outpaced value.

• The technology, consumer services, oil and gas, health care, and utilities sectors recorded positive results. Technology and consumer services contributed most to the overall return.

• Consumer goods, industrials, telecommunications, basic materials, and financials detracted from performance. Financials were held back by uncertainty relating to U.S.-China trade tensions, reduced market volatility at the end of the period, and a flattening yield curve.

Total Returns: Six Months Ended June 30, 2018
Total
Returns
Vanguard Institutional Total Stock Market Index Fund
Institutional Shares	3.28%
Institutional Plus Shares	3.30
CRSP US Total Market Index	3.29
Multi-Cap Core Funds Average	1.76
Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

CEO’s Perspective

Tim Buckley
President and Chief Executive Officer

Dear Shareholder,

I feel extremely fortunate to have the chance to lead a company filled with people who come to work every day passionate about Vanguard’s core purpose: to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.

When I joined Vanguard in 1991, I found a mission-driven team focused on improving lives—helping people retire more comfortably, put their children through college, and achieve financial security. I also found a company with purpose in an industry ripe for improvement.

It was clear, even early in my career, that the cards were stacked against most investors. Hidden fees, performance-chasing, and poor advice were relentlessly eroding investors’ dreams.

We knew Vanguard could be different and, as a result, could make a real difference. We have lowered the costs of investing for our shareholders significantly. And we’re proud of the performance of our funds.

Vanguard is built for Vanguard investors—we focus solely on you, our fund shareholders. Everything we do is designed to give our clients the best chance for investment success. In my role as CEO, I’ll keep this priority front and center. We’re proud of what we’ve achieved, but we’re even more excited about what’s to come.

Steady, time-tested guidance

Our guidance for investors, as always, is to stay the course, tune out the hyperbolic headlines, and focus on your goals and what you can control, such as costs and how much you save. This time-tested advice has served our clients well over the decades.

Regardless of how the markets perform in the short term, I’m incredibly optimistic about the future for our investors. We have a dedicated team serving you, and we will never stop striving to make Vanguard the best place for you to invest through our high-quality funds and services, advice and guidance to help you meet your financial goals, and an experience that makes you feel good about entrusting us with your hard-earned savings.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley
President and Chief Executive Officer
July 13, 2018

Market Barometer
	Total Returns
	Periods Ended June 30, 2018
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	2.85%	14.54%	13.37%
Russell 2000 Index (Small-caps)	7.66	17.57	12.46
Russell 3000 Index (Broad U.S. market)	3.22	14.78	13.29
FTSE All-World ex US Index (International)	-3.83	7.28	6.35

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-1.62%	-0.40%	2.27%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-0.25	1.56	3.53
FTSE Three-Month U. S. Treasury Bill Index	0.78	1.33	0.38

CPI
Consumer Price Index	2.22%	2.87%	1.54%

Institutional Total Stock Market Index Fund

Fund Profile
As of June 30, 2018

Share-Class Characteristics
	Institutional	Institutional
	Shares	Plus Shares
Ticker Symbol	VITNX	VITPX
Expense Ratio[1]	0.04%	0.02%
30-Day SEC Yield	1.84%	1.78%

Portfolio Characteristics
		CRSP US
		Total Market
	Fund	Index
Number of Stocks	3,500	3,594
Median Market Cap	$64.0B	$64.0B
Price/Earnings Ratio	20.8x	20.7x
Price/Book Ratio	3.0x	3.0x
Return on Equity	15.0%	15.0%
Earnings Growth Rate	8.2%	8.2%
Dividend Yield	1.8%	1.8%
Foreign Holdings	0.0%	0.0%
Turnover Rate
(Annualized)	6%	—
Short-Term Reserves	0.0%	—

Sector Diversification (% of equity exposure)
		CRSP US
		Total Market
	Fund	Index
Basic Materials	2.5%	2.5%
Consumer Goods	8.1	8.1
Consumer Services	13.2	13.2
Financials	19.9	19.9
Health Care	12.7	12.7
Industrials	12.9	12.9
Oil & Gas	6.1	6.1
Technology	19.9	19.9
Telecommunications	1.8	1.8
Utilities	2.9	2.9

Sector categories are based on the Industry Classification
Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

Volatility Measures
CRSP US
Total Market
Index
R-Squared	1.00
Beta	1.00
These measures show the degree and timing of the fund’s
fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	2.9%
Microsoft Corp.	Software	2.7
Amazon.com Inc.	Broadline Retailers	2.5
Alphabet Inc.	Internet	2.4
Facebook Inc.	Internet	1.7
Berkshire Hathaway Inc. Reinsurance		1.3
JPMorgan Chase & Co.	Banks	1.3
Exxon Mobil Corp.	Integrated Oil & Gas	1.3
Johnson & Johnson	Pharmaceuticals	1.2
Bank of America Corp.	Banks	1.0
Top Ten		18.3%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 26, 2018. For the six months ended June 30, 2018, the annualized expense ratios were 0.03% for Institutional Shares and 0.02% for Institutional Plus Shares.

Institutional Total Stock Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2007, Through June 30, 2018

For a benchmark description, see the Glossary.
Note: For 2018, performance data reflect the six months ended June 30, 2018.

Average Annual Total Returns: Periods Ended June 30, 2018
	Inception	One	Five	Ten
	Date	Year	Years	Years
Institutional Shares	8/31/2001	14.82%	13.30%	10.38%
Institutional Plus Shares	5/31/2001	14.85	13.33	10.40

Institutional Total Stock Market Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.8%)[1]
Basic Materials (2.5%)
	DowDuPont Inc.	3,600,385	237,337
	Praxair Inc.	445,782	70,500
	Ecolab Inc.	402,515	56,485
	LyondellBasell Industries
	NV Class A	486,447	53,436
	Air Products &
	Chemicals Inc.	339,718	52,904
	PPG Industries Inc.	386,584	40,100
	Freeport-McMoRan Inc.	2,135,566	36,860
	International Paper Co.	642,429	33,458
	Newmont Mining Corp.	828,569	31,245
	Nucor Corp.	493,913	30,870
	Celanese Corp. Class A	210,232	23,348
	Eastman Chemical Co.	199,911	19,983
	FMC Corp.	208,817	18,629
	Albemarle Corp.	172,244	16,248
	CF Industries Holdings Inc.	361,594	16,055
	Steel Dynamics Inc.	347,912	15,987
	International Flavors &
	Fragrances Inc.	122,074	15,132
	Mosaic Co.	539,341	15,129
	Avery Dennison Corp.	136,503	13,937
*	Alcoa Corp.	289,311	13,563
	Chemours Co.	276,154	12,250
	RPM International Inc.	207,841	12,121
*	Axalta Coating Systems Ltd.	341,100	10,339
	United States Steel Corp.	275,163	9,562
	Royal Gold Inc.	101,224	9,398
	Reliance Steel &
	Aluminum Co.	106,937	9,361
	Huntsman Corp.	314,935	9,196
	WR Grace & Co.	104,500	7,661
	Ashland Global Holdings Inc.	96,462	7,541
	Olin Corp.	260,891	7,493
	Westlake Chemical Corp.	60,032	6,461
	Versum Materials Inc.	168,286	6,252

	Peabody Energy Corp.	136,338	6,201
	NewMarket Corp.	14,689	5,942
	PolyOne Corp.	123,799	5,351
	Cabot Corp.	85,982	5,311
*	Ingevity Corp.	64,848	5,244
	Scotts Miracle-Gro Co.	60,297	5,014
	Balchem Corp.	50,123	4,919
*	Allegheny Technologies Inc.	192,930	4,846
	Sensient Technologies Corp.	65,783	4,707
	KapStone Paper and
	Packaging Corp.	135,963	4,691
	Domtar Corp.	98,131	4,685
*	Univar Inc.	174,725	4,585
	HB Fuller Co.	78,734	4,226
	Minerals Technologies Inc.	54,451	4,103
*	Platform Specialty
	Products Corp.	339,095	3,934
*	Cleveland-Cliffs Inc.	463,410	3,907
	Carpenter Technology Corp.	72,935	3,834
	Commercial Metals Co.	170,201	3,593
	Compass Minerals
	International Inc.	52,493	3,451
	US Silica Holdings Inc.	120,027	3,084
*	GCP Applied
	Technologies Inc.	105,822	3,064
	Quaker Chemical Corp.	19,682	3,048
	Innospec Inc.	37,467	2,868
	Tronox Ltd. Class A	140,668	2,768
	Worthington Industries Inc.	65,206	2,737
*	Ferro Corp.	130,862	2,728
*	Cambrex Corp.	50,457	2,639
	Kaiser Aluminum Corp.	24,618	2,563
	Stepan Co.	31,109	2,427
	Arch Coal Inc. Class A	28,940	2,270
*	Kraton Corp.	49,032	2,262
*	Coeur Mining Inc.	295,543	2,246
	Neenah Inc.	26,176	2,221
	Hecla Mining Co.	635,942	2,213
*,^	AK Steel Holding Corp.	482,971	2,096

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Warrior Met Coal Inc.	73,491	2,026
	A Schulman Inc.	40,279	1,792
*	AdvanSix Inc.	44,823	1,642
	KMG Chemicals Inc.	20,285	1,497
*	CONSOL Energy Inc.	38,626	1,481
	Innophos Holdings Inc.	29,888	1,423
	Rayonier Advanced
	Materials Inc.	80,683	1,379
	PH Glatfelter Co.	69,738	1,366
*	SunCoke Energy Inc.	100,154	1,342
	Chase Corp.	11,425	1,340
*	CSW Industrials Inc.	24,263	1,282
*	Koppers Holdings Inc.	32,143	1,233
*	Century Aluminum Co.	73,338	1,155
*	Verso Corp.	52,298	1,138
	Tredegar Corp.	46,936	1,103
*	Codexis Inc.	76,366	1,100
	American Vanguard Corp.	41,971	963
*	PQ Group Holdings Inc.	51,888	934
*	Covia Holdings Corp.	49,647	921
*	Resolute Forest Products
	Inc.	86,907	899
	Kronos Worldwide Inc.	35,752	806
	Haynes International Inc.	19,892	731
*	Veritiv Corp.	16,978	677
*	OMNOVA Solutions Inc.	63,433	660
*	Clearwater Paper Corp.	26,651	616
	FutureFuel Corp.	42,296	593
*	Intrepid Potash Inc.	132,867	545
	Hawkins Inc.	15,379	544
	Gold Resource Corp.	80,637	531
*	Cloud Peak Energy Inc.	127,884	446
*	Nexeo Solutions Inc.	47,612	435
*	AgroFresh Solutions Inc.	53,250	373
*,^	Uranium Energy Corp.	208,018	335
	Olympic Steel Inc.	16,393	335
	Synalloy Corp.	13,752	274
	Northern Technologies
	International Corp.	7,320	262
*	Universal Stainless &
	Alloy Products Inc.	10,736	254
	Hallador Energy Co.	35,194	251
*	Ryerson Holding Corp.	20,819	232
*	Ampco-Pittsburgh Corp.	20,590	211
*,^	ChromaDex Corp.	54,307	201
*,^	Marrone Bio Innovations Inc.	101,261	186
*	Ur-Energy Inc.	225,447	151
*	LSB Industries Inc.	26,149	139
	Friedman Industries Inc.	14,338	116
*	NL Industries Inc.	11,171	97
*	Ramaco Resources Inc.	13,858	96
*	Senomyx Inc.	66,934	80
*	Pershing Gold Corp.	35,760	65
*,^	Golden Minerals Co.	174,185	60

*	Klondex Mines Ltd.	24,160	56
	United-Guardian Inc.	2,827	54
*	Ikonics Corp.	3,253	35
*	General Moly Inc.	71,757	29
*	Solitario Zinc Corp.	56,237	24
*,^	Westwater Resources Inc.	59,443	24
*,^	US Gold Corp.	915	1
*	Comstock Mining Inc.	4,391	1
*	Paramount Gold Nevada
	Corp.	700	1
			1,085,162
Consumer Goods (8.1%)
	Procter & Gamble Co.	3,900,003	304,434
	Coca-Cola Co.	5,940,625	260,556
	PepsiCo Inc.	2,199,453	239,454
	Philip Morris
	International Inc.	2,412,002	194,745
	Altria Group Inc.	2,935,881	166,729
	NIKE Inc. Class B	1,989,927	158,557
	Mondelez International
	Inc. Class A	2,288,002	93,808
	Colgate-Palmolive Co.	1,354,766	87,802
	Activision Blizzard Inc.	1,122,142	85,642
	General Motors Co.	1,968,453	77,557
*,^	Tesla Inc.	197,633	67,778
	Ford Motor Co.	6,070,712	67,203
*	Electronic Arts Inc.	476,084	67,137
	Kraft Heinz Co.	945,335	59,386
	Kimberly-Clark Corp.	541,804	57,074
	Constellation Brands Inc.
	Class A	247,689	54,212
	Estee Lauder Cos. Inc.
	Class A	347,548	49,592
	General Mills Inc.	919,979	40,718
	VF Corp.	492,083	40,115
	Archer-Daniels-Midland Co.	867,287	39,748
	Aptiv plc	410,847	37,646
*	Monster Beverage Corp.	654,378	37,496
	Dr Pepper Snapple Group
	Inc.	279,365	34,083
	Stanley Black & Decker Inc.	239,344	31,787
	Tyson Foods Inc. Class A	461,599	31,781
	Kellogg Co.	430,630	30,088
	Clorox Co.	201,088	27,197
	Lennar Corp. Class A	440,562	23,129
	DR Horton Inc.	556,330	22,810
	McCormick & Co. Inc.	188,079	21,834
	Conagra Brands Inc.	610,100	21,799
	Brown-Forman Corp.
	Class B	435,041	21,321
*	Mohawk Industries Inc.	98,370	21,078
*	Take-Two Interactive
	Software Inc.	177,163	20,969
	Tapestry Inc.	446,738	20,867

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Hershey Co.	219,782	20,453
	Church & Dwight Co. Inc.	379,559	20,177
	Genuine Parts Co.	216,518	19,874
	Molson Coors Brewing Co.
	Class B	288,450	19,626
*	Lululemon Athletica Inc.	156,428	19,530
	Lear Corp.	102,910	19,122
	JM Smucker Co.	167,466	17,999
	PVH Corp.	119,500	17,892
	Newell Brands Inc.	678,573	17,500
	Hasbro Inc.	174,535	16,111
*	NVR Inc.	5,344	15,874
	Lamb Weston Holdings Inc.	226,377	15,509
	Hormel Foods Corp.	411,488	15,311
	Bunge Ltd.	218,928	15,261
*	Michael Kors Holdings Ltd.	224,667	14,963
	Whirlpool Corp.	100,392	14,680
*	LKQ Corp.	457,061	14,580
	Snap-on Inc.	87,827	14,116
	BorgWarner Inc.	326,547	14,094
*	US Foods Holding Corp.	334,885	12,665
	Ingredion Inc.	112,359	12,438
	Hanesbrands Inc.	558,034	12,288
^	Campbell Soup Co.	301,846	12,237
	Pinnacle Foods Inc.	184,851	12,026
	PulteGroup Inc.	398,041	11,444
	Polaris Industries Inc.	93,140	11,380
	Ralph Lauren Corp. Class A	86,465	10,870
	Harley-Davidson Inc.	257,964	10,855
	Jefferies Financial Group
	Inc.	454,954	10,346
*	Wayfair Inc.	86,285	10,247
	Coty Inc. Class A	697,131	9,830
	Gentex Corp.	424,161	9,764
*	WABCO Holdings Inc.	83,165	9,732
	Leggett & Platt Inc.	203,781	9,097
	Pool Corp.	59,608	9,031
*	Middleby Corp.	86,213	9,002
*	Herbalife Nutrition Ltd.	167,342	8,990
^	Mattel Inc.	534,275	8,773
	Brunswick Corp.	135,410	8,731
	Goodyear Tire & Rubber Co.	370,325	8,625
*	Post Holdings Inc.	99,387	8,549
	Toll Brothers Inc.	211,461	7,822
	Thor Industries Inc.	77,606	7,558
	Carter’s Inc.	69,183	7,499
*,^	Under Armour Inc. Class A	293,275	6,593
	Valvoline Inc.	304,229	6,562
	Nu Skin Enterprises Inc.
	Class A	81,980	6,410
*	Skechers U. S. A. Inc.
	Class A	211,168	6,337
	Delphi Technologies plc	136,971	6,227
*	Under Armour Inc.	290,903	6,132

*	Visteon Corp.	46,000	5,945
	Flowers Foods Inc.	278,089	5,793
	Energizer Holdings Inc.	91,978	5,791
*	Deckers Outdoor Corp.	49,077	5,540
*	Darling Ingredients Inc.	253,527	5,040
*	Zynga Inc. Class A	1,211,262	4,930
	Wolverine World Wide
	Inc.	141,011	4,903
*	Welbilt Inc.	217,366	4,849
	Dana Inc.	225,402	4,551
*	TreeHouse Foods Inc.	86,591	4,547
	Columbia Sportswear Co.	48,949	4,477
	Steven Madden Ltd.	81,852	4,346
*	Hain Celestial Group Inc.	143,744	4,284
*	Edgewell Personal Care Co.	83,885	4,233
	Lancaster Colony Corp.	29,758	4,119
*	Helen of Troy Ltd.	41,387	4,075
*	Boston Beer Co. Inc.
	Class A	12,943	3,879
*	TRI Pointe Group Inc.	236,772	3,874
	KB Home	136,077	3,707
*	Cooper-Standard Holdings
	Inc.	27,762	3,628
*	Taylor Morrison Home
	Corp. Class A	171,887	3,572
	J&J Snack Foods Corp.	23,412	3,570
	Tenneco Inc.	80,567	3,542
*	Tempur Sealy International
	Inc.	71,711	3,446
	Sanderson Farms Inc.	31,976	3,362
	LCI Industries	36,994	3,335
	Herman Miller Inc.	93,328	3,164
*,^	iRobot Corp.	41,618	3,153
^	B&G Foods Inc.	103,443	3,093
	WD-40 Co.	20,704	3,028
	Vector Group Ltd.	158,405	3,022
	Tupperware Brands Corp.	71,886	2,965
	Medifast Inc.	17,680	2,832
	Callaway Golf Co.	148,906	2,825
*	Dorman Products Inc.	40,721	2,782
*	Cavco Industries Inc.	13,211	2,743
*	G-III Apparel Group Ltd.	61,249	2,719
*	American Axle &
	Manufacturing Holdings
	Inc.	172,911	2,690
*	Meritage Homes Corp.	59,362	2,609
*	Fox Factory Holding Corp.	54,831	2,552
	HNI Corp.	68,592	2,552
	Universal Corp.	38,548	2,546
^	Spectrum Brands Holdings
	Inc.	30,266	2,470
	ACCO Brands Corp.	168,006	2,327
*	Gentherm Inc.	57,881	2,275
	La-Z-Boy Inc.	74,291	2,273

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Central Garden & Pet Co.
	Class A	55,939	2,264
	MDC Holdings Inc.	70,898	2,182
^	Calavo Growers Inc.	22,620	2,175
	Interface Inc. Class A	93,705	2,151
*	USANA Health Sciences Inc.	18,591	2,144
	Cooper Tire & Rubber Co.	79,870	2,101
	Oxford Industries Inc.	24,992	2,074
	Fresh Del Monte Produce
	Inc.	46,256	2,061
*	Hostess Brands Inc. Class A	149,500	2,033
	Schweitzer-Mauduit
	International Inc.	46,278	2,023
*	Cal-Maine Foods Inc.	43,403	1,990
*	Fitbit Inc. Class A	297,565	1,943
*	National Beverage Corp.	17,839	1,907
*	Fossil Group Inc.	69,936	1,879
	Seaboard Corp.	465	1,843
	Nutrisystem Inc.	47,443	1,827
*	Crocs Inc.	102,537	1,806
	Winnebago Industries Inc.	44,258	1,797
	Steelcase Inc. Class A	128,779	1,739
	MGP Ingredients Inc.	19,255	1,710
*	LGI Homes Inc.	28,225	1,629
*	Sleep Number Corp.	54,861	1,592
*	Pilgrim’s Pride Corp.	75,595	1,522
	Knoll Inc.	72,933	1,518
	Dean Foods Co.	143,619	1,509
*	Stoneridge Inc.	42,821	1,505
	Standard Motor Products Inc.	30,637	1,481
	Phibro Animal Health Corp.
	Class A	31,189	1,436
	Inter Parfums Inc.	26,301	1,407
	Andersons Inc.	40,592	1,388
*	Vista Outdoor Inc.	89,071	1,380
*	Modine Manufacturing Co.	75,494	1,378
*	Malibu Boats Inc. Class A	32,516	1,364
	Lennar Corp. Class B	31,655	1,351
	Acushnet Holdings Corp.	53,251	1,303
*	Century Communities Inc.	40,396	1,274
	Movado Group Inc.	24,991	1,207
	Camping World Holdings
	Inc. Class A	47,406	1,184
*	William Lyon Homes Class A	50,588	1,174
*,^	GoPro Inc. Class A	178,563	1,150
*	M/I Homes Inc.	42,318	1,121
*	Glu Mobile Inc.	170,862	1,095
	Briggs & Stratton Corp.	61,417	1,082
	Coca-Cola Bottling Co.
	Consolidated	7,558	1,021
	John B Sanfilippo & Son Inc.	13,637	1,015
*	Freshpet Inc.	36,257	995
	National Presto Industries Inc.	7,924	983
	Ethan Allen Interiors Inc.	38,511	944

	Tower International Inc.	29,003	922
	Kimball International Inc.
	Class B	54,934	888
	Titan International Inc.	81,595	876
*	Primo Water Corp.	49,832	872
^	Tootsie Roll Industries Inc.	27,569	850
	Hooker Furniture Corp.	17,970	843
*	MCBC Holdings Inc.	26,562	769
*	Unifi Inc.	23,422	742
*	Beazer Homes USA Inc.	49,673	733
*	Nautilus Inc.	45,745	718
*	ZAGG Inc.	39,099	676
*	Universal Electronics Inc.	20,130	665
	Superior Industries
	International Inc.	35,606	637
*	Vera Bradley Inc.	45,351	637
*	Central Garden & Pet Co.	13,588	591
	Johnson Outdoors Inc.
	Class A	6,747	570
	Limoneira Co.	22,810	561
*	Motorcar Parts of America
	Inc.	29,274	548
*	Perry Ellis International Inc.	19,367	526
*,^	elf Beauty Inc.	32,724	499
*	Farmer Brothers Co.	16,095	492
	Flexsteel Industries Inc.	11,379	454
	Bassett Furniture Industries
	Inc.	15,874	437
*,^	22nd Century Group Inc.	173,168	426
	Culp Inc.	16,510	405
	Hamilton Beach Brands
	Holding Co. Class A	12,671	368
	Skyline Champion Corp.	10,242	359
*,^	PolarityTE Inc.	14,558	343
	Turning Point Brands Inc.	10,586	338
	Oil-Dri Corp. of America	7,950	335
	Rocky Brands Inc.	10,988	330
*	Craft Brew Alliance Inc.	15,588	322
	Weyco Group Inc.	8,735	318
	Superior Group of Cos. Inc.	15,350	318
	Libbey Inc.	37,890	308
*	Seneca Foods Corp. Class A	10,528	284
*	Hovnanian Enterprises Inc.
	Class A	169,959	277
*,^	Vuzix Corp.	35,692	266
	Lifetime Brands Inc.	18,025	228
*	Clarus Corp.	27,241	225
*,^	Revlon Inc. Class A	12,613	221
	Marine Products Corp.	12,306	219
	Core Molding Technologies
	Inc.	14,876	212
*	New Home Co. Inc.	20,266	202
*	Alliance One International
	Inc.	12,741	202

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Jamba Inc.	18,602	198
*,^	Akoustis Technologies Inc.	26,994	196
	Escalade Inc.	13,847	195
*	Delta Apparel Inc.	9,636	186
*	Shiloh Industries Inc.	20,139	175
*	Castle Brands Inc.	144,703	172
*	Funko Inc. Class A	13,160	165
	Strattec Security Corp.	5,352	163
*	Lifevantage Corp.	24,902	159
*	Vince Holding Corp.	8,104	134
*,^	Eastman Kodak Co.	34,338	130
	Acme United Corp.	6,281	130
*,^	Celsius Holdings Inc.	28,019	129
*	Natural Alternatives
	International Inc.	12,166	123
*	Lakeland Industries Inc.	8,700	123
	Kewaunee Scientific Corp.	3,287	118
	Alico Inc.	3,498	111
*,^	Blink Charging Co.	20,953	107
*,^	Veru Inc.	52,315	106
	Unique Fabricating Inc.	11,536	101
*	Coffee Holding Co. Inc.	18,541	100
*,^	S&W Seed Co.	29,005	94
*	Nature’s Sunshine Products
	Inc.	10,016	94
*	JAKKS Pacific Inc.	27,219	89
*	Reed’s Inc.	31,166	89
*	Nova Lifestyle Inc.	48,228	81
*	Sequential Brands Group
	Inc.	39,641	78
	LS Starrett Co. Class A	11,175	72
*	US Auto Parts Network Inc.	44,190	66
	Virco Manufacturing Corp.	12,967	58
*	Iconix Brand Group Inc.	96,145	56
*	Zedge Inc. Class B	14,083	53
*	Emerson Radio Corp.	32,812	48
*,^	New Age Beverages Corp.	24,648	46
*	Tandy Leather Factory Inc.	5,825	45
*,^	Orchids Paper Products Co.	10,552	42
*	Lifeway Foods Inc.	7,562	38
*,^	Lipocine Inc.	24,909	32
*	Dixie Group Inc.	13,898	32
*	Summer Infant Inc.	22,600	31
	Crown Crafts Inc.	4,278	24
*	Alpha Pro Tech Ltd.	6,000	20
	Rocky Mountain Chocolate
	Factory Inc.	1,688	19
*	Avon Products Inc.	9,520	15
	CompX International Inc.	1,065	14
*	Willamette Valley Vineyards
	Inc.	1,400	12
*	Cherokee Inc.	17,282	10
	Mannatech Inc.	452	9
*	Cyanotech Corp.	997	4
			3,496,783

Consumer Services (13.2%)
*	Amazon.com Inc.	639,842	1,087,603
	Home Depot Inc.	1,789,380	349,108
*	Netflix Inc.	640,645	250,768
	Comcast Corp. Class A	7,124,534	233,756
	Walt Disney Co.	2,196,600	230,226
	Walmart Inc.	2,290,991	196,223
	McDonald’s Corp.	1,218,065	190,859
*	Booking Holdings Inc.	74,719	151,462
	Costco Wholesale Corp.	680,581	142,228
	Lowe’s Cos. Inc.	1,217,105	116,319
	CVS Health Corp.	1,577,270	101,497
	Starbucks Corp.	2,033,196	99,322
	TJX Cos. Inc.	923,878	87,935
	Twenty-First Century Fox
	Inc. Class A	1,635,742	81,280
	Walgreens Boots Alliance
	Inc.	1,307,782	78,487
*	Charter Communications
	Inc. Class A	257,954	75,635
	Target Corp.	826,730	62,931
*	eBay Inc.	1,465,012	53,121
	Marriott International Inc.
	Class A	411,020	52,035
	Ross Stores Inc.	587,388	49,781
	Sysco Corp.	726,600	49,620
	Delta Air Lines Inc.	979,549	48,527
	Las Vegas Sands Corp.	612,621	46,780
	McKesson Corp.	320,162	42,710
	Southwest Airlines Co.	809,244	41,174
	Dollar General Corp.	416,597	41,076
	Yum! Brands Inc.	501,278	39,210
	Hilton Worldwide Holdings
	Inc.	463,763	36,711
	Twenty-First Century Fox
	Inc.	742,807	36,598
	Carnival Corp.	621,544	35,621
	Kroger Co.	1,247,758	35,499
*	O’Reilly Automotive Inc.	127,089	34,768
*	Dollar Tree Inc.	368,874	31,354
	CBS Corp. Class B	513,954	28,894
*	AutoZone Inc.	41,754	28,014
	Best Buy Co. Inc.	371,931	27,739
	Royal Caribbean Cruises
	Ltd.	262,835	27,230
	Omnicom Group Inc.	352,679	26,899
*	United Continental
	Holdings Inc.	365,806	25,508
	Wynn Resorts Ltd.	151,638	25,375
	American Airlines Group
	Inc.	654,123	24,831
	Tiffany & Co.	183,424	24,139
	Cardinal Health Inc.	482,161	23,544
	Expedia Group Inc.	191,783	23,050
	MGM Resorts International	777,656	22,575

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	AmerisourceBergen Corp.
	Class A	255,832	21,815
*	Ulta Beauty Inc.	89,230	20,832
	Darden Restaurants Inc.	191,929	20,548
*	CarMax Inc.	276,374	20,139
	Kohl’s Corp.	260,353	18,980
	Domino’s Pizza Inc.	65,630	18,519
	Macy’s Inc.	475,473	17,797
*	Copart Inc.	305,926	17,303
	Vail Resorts Inc.	62,559	17,153
	Viacom Inc. Class B	566,405	17,083
	Nielsen Holdings plc	550,902	17,039
*	Chipotle Mexican Grill Inc.
	Class A	38,825	16,748
*	Burlington Stores Inc.	104,960	15,800
*	Norwegian Cruise Line
	Holdings Ltd.	314,378	14,854
	Advance Auto Parts Inc.	108,880	14,775
*	GrubHub Inc.	140,007	14,688
*	Qurate Retail Group Inc.
	QVC Group Class A	683,248	14,499
	Tractor Supply Co.	189,457	14,492
	Aramark	381,567	14,156
	Interpublic Group of Cos.
	Inc.	600,012	14,064
	Gap Inc.	421,585	13,655
	L Brands Inc.	368,015	13,572
*	Discovery Communications
	Inc.	528,041	13,465
*	ServiceMaster Global
	Holdings Inc.	209,223	12,442
	News Corp. Class A	773,711	11,993
	FactSet Research
	Systems Inc.	60,077	11,901
^	Sirius XM Holdings Inc.	1,745,033	11,814
*	Liberty Media Corp-Liberty
	SiriusXM C	258,779	11,738
	Alaska Air Group Inc.	190,696	11,516
	KAR Auction Services Inc.	209,420	11,476
*	DISH Network Corp.
	Class A	337,962	11,359
*	Liberty Media Corp-Liberty
	Formula One	303,779	11,279
*	Caesars Entertainment
	Corp.	976,288	10,446
*	Live Nation Entertainment
	Inc.	210,999	10,248
	Service Corp. International	271,340	9,711
	Foot Locker Inc.	183,488	9,661
	Nordstrom Inc.	182,691	9,460
*	JetBlue Airways Corp.	490,209	9,304
*	Bright Horizons Family
	Solutions Inc.	90,010	9,228
*,^	TripAdvisor Inc.	164,446	9,161

	Wyndham Hotels &
	Resorts Inc.	154,347	9,080
	Dunkin’ Brands Group Inc.	128,730	8,891
*	Madison Square Garden
	Co. Class A	28,225	8,755
	Sabre Corp.	340,031	8,378
*	Grand Canyon Education
	Inc.	74,462	8,311
*	Five Below Inc.	82,113	8,023
	Rollins Inc.	151,460	7,964
	Chemed Corp.	24,741	7,962
^	Six Flags Entertainment
	Corp.	110,546	7,744
	H&R Block Inc.	324,988	7,403
	Williams-Sonoma Inc.	116,337	7,141
	Dun & Bradstreet Corp.	57,639	7,069
	Wyndham Destinations Inc.	154,347	6,833
*,^	Discovery Communications
	Inc. Class A	244,573	6,726
*	Stamps.com Inc.	26,418	6,685
*	Etsy Inc.	157,734	6,655
	Texas Roadhouse Inc.
	Class A	100,117	6,559
	Extended Stay America
	Inc.	292,568	6,322
*	Weight Watchers
	International Inc.	61,743	6,242
	Casey’s General Stores Inc.	58,049	6,100
*	Liberty Media Corp-Liberty
	SiriusXM A	133,820	6,029
*	Planet Fitness Inc. Class A	136,210	5,985
*	Ollie’s Bargain Outlet
	Holdings Inc.	82,355	5,971
	New York Times Co.
	Class A	230,189	5,962
^	Cracker Barrel Old
	Country Store Inc.	37,313	5,829
	Cinemark Holdings Inc.	163,529	5,737
	American Eagle Outfitters
	Inc.	245,230	5,702
	Dolby Laboratories Inc.
	Class A	92,366	5,698
*	Performance Food Group
	Co.	154,407	5,667
	Cable One Inc.	7,484	5,488
	ILG Inc.	163,683	5,406
*	Urban Outfitters Inc.	118,318	5,271
*	SiteOne Landscape Supply
	Inc.	62,503	5,248
*	Hilton Grand Vacations Inc.	150,417	5,219
	Signet Jewelers Ltd.	92,295	5,145
	Wendy’s Co.	297,379	5,109
	Churchill Downs Inc.	16,953	5,027
	Hyatt Hotels Corp. Class A	64,793	4,999

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Nexstar Media Group Inc.
	Class A	67,924	4,986
*	Yelp Inc. Class A	122,260	4,790
	Aaron’s Inc.	108,897	4,732
	Tribune Media Co. Class A	122,871	4,702
*	Shutterfly Inc.	51,468	4,634
*	Adtalem Global Education
	Inc.	93,697	4,507
*	Trade Desk Inc. Class A	47,920	4,495
*	Beacon Roofing Supply Inc.	104,550	4,456
*	AMC Networks Inc. Class A	71,489	4,447
*	AutoNation Inc.	90,701	4,406
	John Wiley & Sons Inc.
	Class A	70,373	4,391
*	Chegg Inc.	156,967	4,362
	AMERCO	12,229	4,355
*	Penn National Gaming Inc.	129,578	4,353
*	Sprouts Farmers Market Inc.	194,265	4,287
	World Wrestling
	Entertainment Inc. Class A	58,638	4,270
*,^	RH	30,220	4,222
	Boyd Gaming Corp.	121,340	4,206
	Hillenbrand Inc.	88,510	4,173
*	Scientific Games Corp.	84,579	4,157
	Dick’s Sporting Goods Inc.	117,708	4,149
	Bed Bath & Beyond Inc.	205,026	4,085
	Choice Hotels International
	Inc.	53,438	4,040
	SkyWest Inc.	77,085	4,001
*	Spirit Airlines Inc.	106,131	3,858
	Morningstar Inc.	29,789	3,820
	Graham Holdings Co.
	Class B	6,499	3,809
	Lions Gate Entertainment
	Corp. Class B	162,284	3,807
	Jack in the Box Inc.	43,971	3,743
*	Liberty Expedia Holdings
	Inc. Class A	84,499	3,713
*	Sotheby’s	67,968	3,693
	Marriott Vacations
	Worldwide Corp.	32,663	3,690
*	Murphy USA Inc.	49,656	3,689
	TEGNA Inc.	337,401	3,661
	PriceSmart Inc.	40,272	3,645
	Sinclair Broadcast Group
	Inc. Class A	113,183	3,639
	Red Rock Resorts Inc.
	Class A	107,545	3,603
^	Cheesecake Factory Inc.	64,649	3,560
*	Eldorado Resorts Inc.	90,345	3,532
	Lithia Motors Inc. Class A	37,028	3,502
*	Avis Budget Group Inc.	106,484	3,461
*	Acxiom Corp.	112,880	3,381
*	United Natural Foods Inc.	78,789	3,361

*	Michaels Cos. Inc.	170,897	3,276
	Altice USA Inc. Class A	190,833	3,256
	Brinker International Inc.	68,277	3,250
*	Cars.com Inc.	111,657	3,170
	Meredith Corp.	62,057	3,165
*	Sally Beauty Holdings Inc.	189,669	3,040
*	Pandora Media Inc.	378,801	2,985
	Children’s Place Inc.	24,402	2,948
*	Dave & Buster’s
	Entertainment Inc.	61,313	2,918
*	Pinnacle Entertainment Inc.	85,760	2,893
*,^	Rite Aid Corp.	1,641,559	2,840
	DSW Inc. Class A	107,753	2,782
*	Groupon Inc. Class A	646,765	2,781
	Matthews International
	Corp. Class A	47,229	2,777
	Allegiant Travel Co. Class A	19,888	2,763
	Monro Inc.	47,538	2,762
	Big Lots Inc.	65,111	2,720
	Hawaiian Holdings Inc.	75,474	2,713
	Bloomin’ Brands Inc.	130,135	2,616
*	Cargurus Inc.	74,732	2,596
	Abercrombie & Fitch Co.	104,683	2,563
	Penske Automotive Group
	Inc.	53,868	2,524
*	Rush Enterprises Inc.
	Class A	56,845	2,466
	Wingstop Inc.	44,377	2,313
	Office Depot Inc.	869,197	2,216
*	Diplomat Pharmacy Inc.	85,599	2,188
^	GameStop Corp. Class A	149,807	2,183
*	Asbury Automotive Group
	Inc.	31,567	2,164
*	Shake Shack Inc. Class A	32,289	2,137
*	MSG Networks Inc.	89,143	2,135
*	Herc Holdings Inc.	37,529	2,114
	Caleres Inc.	60,368	2,076
	Dine Brands Global Inc.	27,069	2,025
^	Lions Gate Entertainment
	Corp. Class A	81,476	2,022
	Tailored Brands Inc.	76,841	1,961
*	Roku Inc.	45,714	1,948
	BJ’s Restaurants Inc.	32,393	1,944
	Group 1 Automotive Inc.	30,758	1,938
*	National Vision Holdings Inc.	52,924	1,935
*	Gray Television Inc.	121,976	1,927
	Guess? Inc.	89,337	1,912
*	At Home Group Inc.	48,615	1,903
*,^	Carvana Co. Class A	45,227	1,881
^	Sonic Corp.	54,250	1,867
	Strayer Education Inc.	16,496	1,864
	Gannett Co. Inc.	170,773	1,827
*	SeaWorld Entertainment Inc.	83,388	1,820

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Liberty TripAdvisor
	Holdings Inc. Class A	111,154	1,790
	Dillard’s Inc. Class A	18,904	1,786
^	Papa John’s International Inc.	35,181	1,784
*	Career Education Corp.	103,488	1,673
	Capella Education Co.	16,896	1,668
*	Laureate Education Inc.
	Class A	114,197	1,636
	New Media Investment
	Group Inc.	87,314	1,614
*	Quotient Technology Inc.	121,771	1,595
	International Speedway
	Corp. Class A	35,488	1,586
	Core-Mark Holding Co. Inc.	69,586	1,580
	Scholastic Corp.	35,578	1,576
	Chico’s FAS Inc.	185,503	1,510
*,^	Trupanion Inc.	39,059	1,508
*	Belmond Ltd. Class A	133,576	1,489
*	Denny’s Corp.	92,607	1,475
^	Entercom Communications
	Corp. Class A	194,802	1,471
*	Liberty Media Corp-Liberty
	Braves-C	56,214	1,454
*	ANGI Homeservices Inc.
	Class A	92,884	1,429
*	Providence Service Corp.	17,554	1,379
	PetMed Express Inc.	31,034	1,367
	SpartanNash Co.	51,421	1,312
*	Simply Good Foods Co.	90,819	1,311
*	Hertz Global Holdings Inc.	85,110	1,306
	AMC Entertainment Holdings
	Inc. Class A	81,594	1,297
*	XO Group Inc.	39,611	1,268
	Ruth’s Hospitality Group Inc.	45,085	1,265
^	Buckle Inc.	46,518	1,251
	Weis Markets Inc.	23,278	1,242
*	SP Plus Corp.	33,041	1,229
*	Houghton Mifflin Harcourt
	Co.	159,933	1,223
*	Genesco Inc.	30,260	1,201
*	TrueCar Inc.	118,270	1,193
*	Liberty Media Corp-Liberty
	Formula One Class A	33,285	1,175
	SUPERVALU Inc.	57,255	1,175
	EW Scripps Co. Class A	84,992	1,138
*	Party City Holdco Inc.	74,486	1,136
*,^	JC Penney Co. Inc.	469,172	1,098
*	Lumber Liquidators
	Holdings Inc.	44,129	1,075
*	Overstock.com Inc.	31,511	1,060
*	Ascena Retail Group Inc.	260,553	1,038
*	American Public Education
	Inc.	24,566	1,034
*	Chefs’ Warehouse Inc.	35,994	1,026

*	Express Inc.	109,186	999
	National CineMedia Inc.	117,980	991
*	K12 Inc.	60,084	984
	Marcus Corp.	30,097	978
*	Red Robin Gourmet
	Burgers Inc.	20,390	950
*	Fiesta Restaurant Group Inc.	33,050	949
*	Conn’s Inc.	28,402	937
*	Rent-A-Center Inc.	62,472	920
*	Regis Corp.	54,360	899
*	Boot Barn Holdings Inc.	42,777	888
*	TechTarget Inc.	30,845	876
*	Care.com Inc.	39,005	814
	Emerald Expositions Events
	Inc.	39,289	809
*	Carrols Restaurant Group
	Inc.	54,016	802
	Cato Corp. Class A	32,183	792
*	Monarch Casino & Resort
	Inc.	17,984	792
*	MarineMax Inc.	41,384	784
*	QuinStreet Inc.	61,708	784
*	Chuy’s Holdings Inc.	25,122	771
*,^	Golden Entertainment Inc.	28,554	771
*	Clean Energy Fuels Corp.	203,344	750
*	Stitch Fix Inc. Class A	27,041	742
*	Zumiez Inc.	28,364	711
	Ingles Markets Inc. Class A	22,276	708
	Sonic Automotive Inc.
	Class A	33,793	696
*	Del Taco Restaurants Inc.	48,468	687
*	Hibbett Sports Inc.	29,470	675
*	PlayAGS Inc.	24,483	663
*	Drive Shack Inc.	85,473	660
	Winmark Corp.	4,014	596
*	America’s Car-Mart Inc.	9,383	581
	Carriage Services Inc.
	Class A	23,360	573
	Shoe Carnival Inc.	17,467	567
	Haverty Furniture Cos. Inc.	26,105	564
	Entravision Communications
	Corp. Class A	104,116	521
*	Lindblad Expeditions
	Holdings Inc.	38,558	511
	Citi Trends Inc.	18,272	501
*	1-800-Flowers.com Inc.
	Class A	39,660	498
	Nathan’s Famous Inc.	5,040	474
	Barnes & Noble Inc.	74,304	472
*	Reading International Inc.
	Class A	29,546	471
*	tronc Inc.	26,534	459
*	GNC Holdings Inc. Class A	127,250	448
*	Lands’ End Inc.	15,519	433

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Titan Machinery Inc.	27,798	432
*	BJ’s Wholesale Club
	Holdings Inc.	18,030	426
	Tile Shop Holdings Inc.	55,357	426
	RCI Hospitality Holdings Inc.	13,434	425
*	Potbelly Corp.	32,104	416
*	Bojangles’ Inc.	28,028	404
*	Del Frisco’s Restaurant
	Group Inc.	31,944	402
*	MDC Partners Inc. Class A	86,937	400
*	BrightView Holdings Inc.	17,722	389
*	Gaia Inc. Class A	19,203	389
*	Liberty Media Corp-Liberty
	Braves-A	14,955	384
*	El Pollo Loco Holdings Inc.	33,314	380
	Village Super Market Inc.
	Class A	12,670	373
	Tilly’s Inc. Class A	24,004	364
*	Habit Restaurants Inc.
	Class A	36,054	361
*	Francesca’s Holdings Corp.	47,613	359
*	Hemisphere Media Group
	Inc. Class A	27,177	356
	Speedway Motorsports Inc.	19,938	346
*	Century Casinos Inc.	39,405	345
*	Duluth Holdings Inc.	14,351	341
	Saga Communications Inc.
	Class A	8,725	336
*	Biglari Holdings Inc. Class B	1,793	329
	Pier 1 Imports Inc.	132,436	315
	Natural Health Trends Corp.	12,271	307
*	Blue Apron Holdings Inc.
	Class A	88,179	295
*	Red Lion Hotels Corp.	25,252	294
*	Daily Journal Corp.	1,275	293
*,^	Noodles & Co. Class A	23,681	291
*	Liquidity Services Inc.	44,380	291
*	Town Sports International
	Holdings Inc.	19,307	281
*,^	Boston Omaha Corp.
	Class A	13,305	280
*	Barnes & Noble Education
	Inc.	49,703	280
*	Cambium Learning Group
	Inc.	24,840	277
	Big 5 Sporting Goods Corp.	36,047	274
*,^	Zoe’s Kitchen Inc.	27,075	264
*	J Alexander’s Holdings Inc.	23,223	259
*	Leaf Group Ltd.	23,558	256
*	Sportsman’s Warehouse
	Holdings Inc.	49,428	253
*	Avid Technology Inc.	48,316	251
*	Bridgepoint Education Inc.
	Class A	38,451	251

*	Natural Grocers by Vitamin
	Cottage Inc.	19,620	250
*,^	Tuesday Morning Corp.	80,767	246
*	Kirkland’s Inc.	20,547	239
*	J. Jill Inc.	24,102	225
*	Vitamin Shoppe Inc.	31,204	217
*	Lee Enterprises Inc.	73,698	210
*	Smart & Final Stores Inc.	37,242	207
	Clear Channel Outdoor
	Holdings Inc. Class A	47,881	206
*	Build-A-Bear Workshop Inc.	26,953	205
	CSS Industries Inc.	12,118	205
*,^	Container Store Group Inc.	24,251	204
	Marchex Inc. Class B	62,354	191
*	New York & Co. Inc.	34,183	175
*	Biglari Holdings Inc.	179	170
*	Travelzoo	9,916	170
*	PCM Inc.	11,179	169
*	Global Eagle Entertainment
	Inc.	63,495	160
*	Profire Energy Inc.	46,414	157
*	RealNetworks Inc.	42,363	157
*	Rubicon Project Inc.	54,125	154
	AH Belo Corp. Class A	31,603	149
*	Destination XL Group Inc.	65,705	148
	Collectors Universe Inc.	9,820	145
*	FTD Cos. Inc.	31,088	144
*,^	Stein Mart Inc.	55,759	137
*	LiveXLive Media Inc.	22,714	131
*	Digital Turbine Inc.	86,711	131
	Liberty Tax Inc.	15,533	125
^	Fred’s Inc. Class A	53,902	123
	News Corp. Class B	7,506	119
*	Full House Resorts Inc.	35,348	118
*	TheStreet Inc.	53,404	116
*	McClatchy Co. Class A	11,484	114
*,^	Remark Holdings Inc.	29,154	114
*	AutoWeb Inc.	24,654	111
	Harte-Hanks Inc.	9,572	106
*,^	Fluent Inc.	43,166	106
*	Destination Maternity Corp.	17,667	103
	Wayside Technology Group
	Inc.	7,067	99
	Ark Restaurants Corp.	3,857	98
*	EVINE Live Inc.	78,989	97
*	Chicken Soup For The Soul
	Entertainment Inc.	10,100	97
*	Dover Downs Gaming &
	Entertainment Inc.	52,774	94
*	Famous Dave’s of America
	Inc.	13,793	93
*	Luby’s Inc.	35,510	92
^	Stage Stores Inc.	36,773	89
*,^	Sears Holdings Corp.	37,141	88

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Lazydays Holdings Inc.	9,450	84
	Educational Development
	Corp.	4,433	83
	Peak Resorts Inc.	16,219	81
	A-Mark Precious Metals Inc.	5,546	74
*	Emmis Communications
	Corp. Class A	13,446	71
*	Inspired Entertainment Inc.	11,270	70
	CBS Corp. Class A	1,214	69
	Townsquare Media Inc.
	Class A	9,970	65
*,^	Valeritas Holdings Inc.	43,103	58
*	Urban One Inc.	25,730	54
	Salem Media Group Inc.
	Class A	10,229	53
	Dover Motorsports Inc.	23,356	53
*	Christopher & Banks Corp.	52,928	50
*	Ascent Capital Group Inc.
	Class A	17,463	49
*	Rave Restaurant Group Inc.	34,295	49
*	Good Times Restaurants Inc.	12,656	47
*	Diversified Restaurant
	Holdings Inc.	34,766	43
*	ONE Group Hospitality Inc.	8,872	22
*	Papa Murphy’s Holdings Inc.	3,000	17
*	Insignia Systems Inc.	7,050	12
	Beasley Broadcast Group
	Inc. Class A	651	7
*	Ifresh Inc.	1,233	6
	Canterbury Park Holding Corp.	400	6
	National American University
	Holdings Inc.	5,908	6
*	Urban One Inc. Class A	1,680	4
*,2	Universal Travel Group	118	—
			5,729,953
Financials (19.8%)
	JPMorgan Chase & Co.	5,280,976	550,278
*	Berkshire Hathaway Inc.
	Class B	2,947,072	550,071
	Bank of America Corp.	14,939,775	421,152
	Wells Fargo & Co.	6,803,270	377,173
	Visa Inc. Class A	2,770,567	366,962
	Mastercard Inc. Class A	1,438,234	282,642
	Citigroup Inc.	3,955,209	264,683
	US Bancorp	2,418,471	120,972
	Goldman Sachs Group Inc.	527,401	116,329
	American Express Co.	1,068,058	104,670
	American Tower Corp.	685,186	98,783
	Morgan Stanley	2,059,703	97,630
	Charles Schwab Corp.	1,883,875	96,266
	PNC Financial Services
	Group Inc.	691,478	93,419
	Chubb Ltd.	686,406	87,187
	BlackRock Inc.	173,942	86,804

	CME Group Inc.	528,296	86,598
	Simon Property Group Inc.	480,352	81,751
	S&P Global Inc.	389,791	79,474
	Bank of New York Mellon
	Corp.	1,410,598	76,074
	American International
	Group Inc.	1,392,970	73,855
	Crown Castle International
	Corp.	643,568	69,389
	Capital One Financial Corp.	754,820	69,368
	Intercontinental Exchange
	Inc.	898,647	66,095
	Marsh & McLennan Cos.
	Inc.	788,498	64,633
	BB&T Corp.	1,208,190	60,941
	Prudential Financial Inc.	651,340	60,907
	MetLife Inc.	1,261,541	55,003
	Prologis Inc.	825,220	54,209
	Progressive Corp.	903,490	53,441
	Equinix Inc.	123,320	53,014
	Public Storage	229,678	52,105
	Aon plc	379,455	52,050
	Aflac Inc.	1,200,131	51,630
	Travelers Cos. Inc.	419,290	51,296
	State Street Corp.	538,920	50,168
	Allstate Corp.	545,018	49,744
	SunTrust Banks Inc.	720,069	47,539
	Moody’s Corp.	253,172	43,181
	Weyerhaeuser Co.	1,173,620	42,790
	T. Rowe Price Group Inc.	356,770	41,417
	Discover Financial Services	541,646	38,137
	Synchrony Financial	1,113,002	37,152
	AvalonBay Communities
	Inc.	214,362	36,847
	Equity Residential	571,031	36,369
	Welltower Inc.	577,482	36,202
	Digital Realty Trust Inc.	319,611	35,662
	M&T Bank Corp.	202,532	34,461
	Northern Trust Corp.	331,758	34,135
	KeyCorp	1,646,850	32,179
	Ventas Inc.	552,145	31,445
	Ameriprise Financial Inc.	224,447	31,396
	Willis Towers Watson plc	204,392	30,986
	Regions Financial Corp.	1,741,176	30,958
	Fifth Third Bancorp	1,062,585	30,496
	Boston Properties Inc.	238,952	29,969
*	SBA Communications
	Corp. Class A	178,762	29,517
	Citizens Financial Group Inc.	751,438	29,231
*	IHS Markit Ltd.	557,621	28,768
	Hartford Financial Services
	Group Inc.	556,045	28,431
	Huntington Bancshares
	Inc.	1,706,240	25,184

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	E*TRADE Financial Corp.	409,546	25,048
	Essex Property Trust Inc.	102,275	24,451
	Comerica Inc.	267,349	24,307
	First Republic Bank	250,777	24,273
	Host Hotels & Resorts
	Inc.	1,150,188	24,234
	TD Ameritrade Holding
	Corp.	440,499	24,126
*	CBRE Group Inc. Class A	499,821	23,861
	Realty Income Corp.	441,599	23,754
*	SVB Financial Group	82,156	23,723
	Principal Financial Group
	Inc.	444,321	23,527
	Equifax Inc.	186,665	23,354
	MSCI Inc. Class A	139,146	23,019
	XL Group Ltd.	400,913	22,431
*	Markel Corp.	20,440	22,164
	Lincoln National Corp.	339,308	21,122
	Loews Corp.	420,458	20,300
	Alexandria Real Estate
	Equities Inc.	159,688	20,148
	GGP Inc.	966,346	19,742
	Vornado Realty Trust	265,712	19,641
	HCP Inc.	730,183	18,853
	Extra Space Storage Inc.	185,816	18,546
	Annaly Capital
	Management Inc.	1,798,929	18,511
	Arthur J Gallagher & Co.	283,029	18,476
	Raymond James Financial
	Inc.	203,879	18,217
	Cboe Global Markets Inc.	174,207	18,130
	Mid-America Apartment
	Communities Inc.	176,290	17,747
	Ally Financial Inc.	667,533	17,536
	Invesco Ltd.	637,857	16,941
	Nasdaq Inc.	181,353	16,552
	Franklin Resources Inc.	503,349	16,132
	Zions Bancorporation	305,897	16,118
	Cincinnati Financial Corp.	241,027	16,115
	Duke Realty Corp.	554,757	16,105
*	Arch Capital Group Ltd.	599,361	15,859
	UDR Inc.	415,540	15,599
	Iron Mountain Inc.	444,297	15,555
	FNF Group	401,864	15,118
*	Berkshire Hathaway Inc.
	Class A	53	14,948
	Regency Centers Corp.	236,608	14,689
	Everest Re Group Ltd.	63,639	14,668
	East West Bancorp Inc.	224,788	14,656
	Western Union Co.	716,541	14,567
	Federal Realty Investment
	Trust	113,720	14,391
	SEI Investments Co.	221,090	13,823
	SL Green Realty Corp.	137,060	13,779

	Reinsurance Group of
	America Inc. Class A	100,073	13,358
	Camden Property Trust	143,308	13,060
*	Liberty Broadband Corp.	171,478	12,984
	Alleghany Corp.	22,557	12,970
	Torchmark Corp.	157,911	12,856
	Unum Group	343,691	12,713
	Affiliated Managers Group
	Inc.	84,483	12,560
	Macerich Co.	217,834	12,380
	Voya Financial Inc.	262,139	12,321
	AGNC Investment Corp.	649,930	12,082
*	Black Knight Inc.	219,439	11,751
	Jones Lang LaSalle Inc.	70,741	11,742
	Kilroy Realty Corp.	153,598	11,618
	Sun Communities Inc.	117,811	11,531
	Equity LifeStyle Properties
	Inc.	123,521	11,352
	Gaming and Leisure
	Properties Inc.	315,435	11,293
	VEREIT Inc.	1,508,585	11,224
	American Financial Group
	Inc.	103,501	11,109
	MarketAxess Holdings Inc.	55,559	10,993
	WP Carey Inc.	165,259	10,965
*	Athene Holding Ltd.
	Class A	242,967	10,652
	Kimco Realty Corp.	624,567	10,611
	National Retail Properties
	Inc.	239,871	10,545
*	Signature Bank	81,291	10,395
	Apartment Investment &
	Management Co.	244,399	10,338
	WR Berkley Corp.	141,065	10,215
	Invitation Homes Inc.	441,938	10,191
	Liberty Property Trust	229,256	10,163
*	Zillow Group Inc.	171,113	10,106
	Douglas Emmett Inc.	250,635	10,071
	Brown & Brown Inc.	362,830	10,061
	Lazard Ltd. Class A	200,539	9,808
	DCT Industrial Trust Inc.	145,195	9,689
	People’s United Financial
	Inc.	532,733	9,637
	Commerce Bancshares Inc.	148,734	9,625
	PacWest Bancorp	193,786	9,577
	Cullen/Frost Bankers Inc.	88,471	9,576
^	Omega Healthcare
	Investors Inc.	307,938	9,546
	Park Hotels & Resorts Inc.	311,291	9,535
	Synovus Financial Corp.	173,977	9,191
	Eaton Vance Corp.	175,805	9,175
	CubeSmart	282,806	9,112
	Webster Financial Corp.	142,906	9,103

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	American Campus
	Communities Inc.	211,816	9,083
	New Residential Investment
	Corp.	518,841	9,075
	VICI Properties Inc.	439,207	9,065
	CIT Group Inc.	179,113	9,029
	First Horizon National Corp.	505,534	9,019
	CyrusOne Inc.	154,146	8,996
	Lamar Advertising Co.
	Class A	130,648	8,925
	Old Republic International
	Corp.	445,723	8,874
	American Homes 4 Rent
	Class A	388,349	8,614
	Hudson Pacific Properties
	Inc.	242,797	8,602
	LPL Financial Holdings Inc.	130,912	8,580
	First American Financial
	Corp.	164,920	8,530
	Healthcare Trust of America
	Inc. Class A	316,316	8,528
	Bank of the Ozarks	189,269	8,525
	Assurant Inc.	81,945	8,480
	Forest City Realty Trust Inc.
	Class A	370,499	8,451
*	Western Alliance Bancorp	147,566	8,354
	Starwood Property Trust
	Inc.	384,713	8,352
	Brixmor Property Group
	Inc.	469,067	8,176
	Highwoods Properties Inc.	161,131	8,174
	Janus Henderson Group
	plc	264,226	8,120
	New York Community
	Bancorp Inc.	721,464	7,965
	Medical Properties Trust
	Inc.	567,246	7,964
*	Howard Hughes Corp.	59,937	7,942
	Hanover Insurance Group
	Inc.	66,102	7,903
	Validus Holdings Ltd.	116,610	7,883
	Sterling Bancorp	332,456	7,813
*	SLM Corp.	679,121	7,776
	Rayonier Inc.	199,415	7,715
	Umpqua Holdings Corp.	340,200	7,685
	Wintrust Financial Corp.	87,199	7,591
	STORE Capital Corp.	276,291	7,570
	EPR Properties	115,206	7,464
	RenaissanceRe Holdings
	Ltd.	62,024	7,463
*	Brighthouse Financial Inc.	185,696	7,441
*	Credit Acceptance Corp.	20,832	7,362
	Popular Inc.	158,628	7,172
	Associated Banc-Corp	262,627	7,170

	Prosperity Bancshares Inc.	102,967	7,039
*	Texas Capital Bancshares
	Inc.	76,566	7,006
	Pinnacle Financial Partners
	Inc.	113,914	6,989
	Life Storage Inc.	71,701	6,977
*	GCI Liberty Inc. - Class A	154,291	6,955
	Hospitality Properties Trust	241,194	6,901
	Primerica Inc.	68,423	6,815
	Gramercy Property Trust	249,362	6,813
	Axis Capital Holdings Ltd.	122,123	6,792
	Interactive Brokers Group
	Inc.	105,401	6,789
	FNB Corp.	501,975	6,736
	Senior Housing Properties
	Trust	370,924	6,710
	BankUnited Inc.	163,697	6,687
	IBERIABANK Corp.	87,892	6,662
*	HealthEquity Inc.	86,402	6,489
	First Industrial Realty Trust
	Inc.	193,578	6,454
	Cousins Properties Inc.	646,151	6,261
	Chemical Financial Corp.	110,380	6,145
*	MGIC Investment Corp.	572,358	6,136
	Hancock Whitney Corp.	131,315	6,126
	Apple Hospitality REIT Inc.	339,470	6,070
	Sabra Health Care REIT Inc.	277,881	6,038
	RLJ Lodging Trust	273,509	6,031
	JBG SMITH Properties	165,109	6,022
	FirstCash Inc.	66,977	6,018
	CoreSite Realty Corp.	53,616	5,942
	Assured Guaranty Ltd.	166,220	5,939
	Ryman Hospitality
	Properties Inc.	71,327	5,931
	Valley National Bancorp	482,724	5,870
	LaSalle Hotel Properties	171,154	5,859
	Weingarten Realty
	Investors	189,669	5,844
	TCF Financial Corp.	237,255	5,841
	Sunstone Hotel Investors
	Inc.	350,382	5,823
	MB Financial Inc.	122,875	5,738
*	Equity Commonwealth	180,530	5,687
	Healthcare Realty Trust Inc.	194,114	5,645
	United Bankshares Inc.	152,828	5,563
	Stifel Financial Corp.	105,856	5,531
*	Zillow Group Inc. Class A	91,991	5,496
	Home BancShares Inc.	241,701	5,453
	Bank of Hawaii Corp.	65,184	5,438
	Radian Group Inc.	333,669	5,412
	UMB Financial Corp.	70,371	5,364
	Evercore Inc. Class A	50,659	5,342
*	Green Dot Corp. Class A	72,753	5,339
	Spirit Realty Capital Inc.	662,972	5,324

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Navient Corp.	408,483	5,323
	Taubman Centers Inc.	89,087	5,235
	Uniti Group Inc.	260,057	5,209
*	Essent Group Ltd.	144,859	5,189
*	AXA Equitable Holdings
	Inc.	249,163	5,135
	First Financial Bankshares
	Inc.	100,455	5,113
	Glacier Bancorp Inc.	131,407	5,083
	Blackstone Mortgage Trust
	Inc. Class A	160,235	5,036
	Selective Insurance Group
	Inc.	91,136	5,012
	GEO Group Inc.	181,933	5,010
	Chimera Investment Corp.	273,497	5,000
	CNO Financial Group Inc.	260,967	4,969
	EastGroup Properties Inc.	51,583	4,929
	BancorpSouth Bank	149,005	4,910
	Cathay General Bancorp	121,208	4,908
	South State Corp.	56,625	4,884
	Education Realty Trust Inc.	116,914	4,852
	Paramount Group Inc.	314,881	4,849
	Investors Bancorp Inc.	373,812	4,781
	American Equity Investment
	Life Holding Co.	131,638	4,739
	MFA Financial Inc.	620,466	4,703
	Erie Indemnity Co. Class A	39,914	4,680
	PotlatchDeltic Corp.	91,882	4,672
	Columbia Banking System
	Inc.	113,696	4,650
	Community Bank System
	Inc.	78,722	4,650
	Brandywine Realty Trust	273,847	4,623
	National Health Investors
	Inc.	62,482	4,604
	Colony Capital Inc.	733,984	4,580
	Legg Mason Inc.	131,840	4,579
	Kemper Corp.	60,401	4,569
	Corporate Office Properties
	Trust	157,058	4,553
	Physicians Realty Trust	284,514	4,535
	Fulton Financial Corp.	274,229	4,525
	Realogy Holdings Corp.	198,404	4,524
	BGC Partners Inc. Class A	396,639	4,490
	Financial Engines Inc.	99,250	4,456
	CoreCivic Inc.	185,925	4,442
	Empire State Realty Trust
	Inc.	257,273	4,399
	First Financial Bancorp	143,192	4,389
	Old National Bancorp	234,946	4,370
	Retail Properties of
	America Inc.	341,490	4,364
	Washington Federal Inc.	133,245	4,357
	RLI Corp.	65,216	4,317

	Two Harbors Investment
	Corp.	270,958	4,281
	Columbia Property Trust
	Inc.	187,043	4,248
	White Mountains Insurance
	Group Ltd.	4,679	4,242
	Outfront Media Inc.	217,291	4,226
	Pebblebrook Hotel Trust	107,120	4,156
	First Midwest Bancorp Inc.	162,803	4,147
	DDR Corp.	231,551	4,145
	STAG Industrial Inc.	151,847	4,135
	Kennedy-Wilson Holdings
	Inc.	192,045	4,062
*	FCB Financial Holdings Inc.
	Class A	68,974	4,056
	Xenia Hotels & Resorts Inc.	165,822	4,039
	Piedmont Office Realty
	Trust Inc. Class A	198,868	3,963
	Rexford Industrial Realty Inc.	126,062	3,957
	PS Business Parks Inc.	30,533	3,923
	Simmons First National Corp.
	Class A	130,206	3,893
*	OneMain Holdings Inc.	116,067	3,864
	Great Western Bancorp Inc.	91,389	3,837
	DiamondRock Hospitality
	Co.	311,591	3,826
	Aspen Insurance Holdings
	Ltd.	93,308	3,798
	First Citizens BancShares
	Inc. Class A	9,394	3,789
	Union Bankshares Corp.	97,094	3,775
	International Bancshares
	Corp.	87,224	3,733
	Washington REIT	122,889	3,727
	Moelis & Co. Class A	63,107	3,701
	CVB Financial Corp.	163,835	3,673
	CenterState Bank Corp.	123,096	3,671
	Urban Edge Properties	157,761	3,608
	Hope Bancorp Inc.	200,259	3,571
*	BofI Holding Inc.	86,881	3,554
	First Merchants Corp.	76,427	3,546
	United Community Banks
	Inc.	114,834	3,522
*	Genworth Financial Inc.
	Class A	780,554	3,512
	Retail Opportunity
	Investments Corp.	178,633	3,423
	Independent Bank Corp.	43,490	3,410
^	Tanger Factory Outlet
	Centers Inc.	144,668	3,398
	Apollo Commercial Real
	Estate Finance Inc.	185,654	3,394
	BOK Financial Corp.	35,376	3,326

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Federated Investors Inc.
	Class B	142,384	3,320
	Renasant Corp.	72,830	3,315
	Acadia Realty Trust	121,074	3,314
	Towne Bank	100,751	3,234
	Santander Consumer USA
	Holdings Inc.	167,488	3,197
*	Quality Care Properties Inc.	147,824	3,180
*	Enstar Group Ltd.	15,306	3,173
	Ameris Bancorp	59,210	3,159
	QTS Realty Trust Inc.
	Class A	79,822	3,153
	Terreno Realty Corp.	83,301	3,138
	Trustmark Corp.	95,951	3,131
	WesBanco Inc.	68,737	3,096
*	Eagle Bancorp Inc.	50,441	3,092
	First Hawaiian Inc.	105,627	3,065
	Banner Corp.	50,386	3,030
	Chesapeake Lodging Trust	93,910	2,971
	ProAssurance Corp.	83,337	2,954
	Lexington Realty Trust	337,506	2,946
	ServisFirst Bancshares Inc.	70,406	2,938
	Argo Group International
	Holdings Ltd.	49,096	2,855
	Horace Mann Educators
	Corp.	63,993	2,854
	Heartland Financial USA Inc.	50,508	2,770
	Invesco Mortgage Capital
	Inc.	173,263	2,755
	LegacyTexas Financial Group
	Inc.	69,914	2,728
	Capitol Federal Financial
	Inc.	206,496	2,717
	LTC Properties Inc.	63,354	2,708
^	Colony Credit Real Estate
	Inc.	128,708	2,668
	WSFS Financial Corp.	49,340	2,630
*	PRA Group Inc.	67,897	2,617
*	Pacific Premier Bancorp Inc.	68,576	2,616
	Houlihan Lokey Inc. Class A	50,689	2,596
*	First BanCorp	336,752	2,576
	Provident Financial Services
	Inc.	93,525	2,575
	Virtu Financial Inc. Class A	95,623	2,539
	Mack-Cali Realty Corp.	124,574	2,526
	Hilltop Holdings Inc.	114,398	2,525
	Alexander & Baldwin Inc.	106,481	2,502
*,^	LendingTree Inc.	11,658	2,492
	First Commonwealth
	Financial Corp.	160,676	2,492
	NBT Bancorp Inc.	65,199	2,487
*	Liberty Broadband Corp.
	Class A	32,704	2,474
	Berkshire Hills Bancorp Inc.	60,570	2,459

*	HRG Group Inc.	187,101	2,449
	Northwest Bancshares Inc.	140,734	2,447
	Four Corners Property Trust
	Inc.	99,180	2,443
	Artisan Partners Asset
	Management Inc. Class A	80,218	2,419
	Walker & Dunlop Inc.	43,424	2,417
	National Storage Affiliates
	Trust	78,290	2,413
	Agree Realty Corp.	45,681	2,411
	Government Properties
	Income Trust	151,224	2,397
	Washington Prime Group
	Inc.	292,263	2,370
	National General Holdings
	Corp.	89,976	2,369
	Infinity Property & Casualty
	Corp.	16,291	2,319
	Park National Corp.	20,646	2,300
	Summit Hotel Properties Inc.	159,535	2,283
	American Assets Trust Inc.	59,391	2,274
	S&T Bancorp Inc.	52,588	2,274
	Navigators Group Inc.	39,756	2,266
	Kite Realty Group Trust	131,739	2,250
	Westamerica Bancorporation	39,621	2,239
^	AmTrust Financial Services
	Inc.	153,030	2,230
	Select Income REIT	99,075	2,226
*	LendingClub Corp.	582,157	2,206
	Waddell & Reed Financial
	Inc. Class A	122,037	2,193
	Global Net Lease Inc.	107,028	2,187
	First Busey Corp.	68,363	2,168
*	Seacoast Banking Corp. of
	Florida	68,053	2,149
	Sandy Spring Bancorp Inc.	52,388	2,148
	Brookline Bancorp Inc.	114,593	2,131
	Ladder Capital Corp. Class A	135,624	2,118
^	Seritage Growth Properties
	Class A	49,660	2,107
	Boston Private Financial
	Holdings Inc.	130,766	2,079
	Cadence BanCorp Class A	71,045	2,051
	First Interstate BancSystem
	Inc. Class A	47,380	1,999
	CareTrust REIT Inc.	119,675	1,997
	Redwood Trust Inc.	120,556	1,986
*	Cannae Holdings Inc.	106,850	1,982
	Kearny Financial Corp.	146,833	1,975
	Tompkins Financial Corp.	22,791	1,957
	HFF Inc. Class A	56,901	1,955
	Safety Insurance Group Inc.	22,837	1,950
	State Bank Financial Corp.	57,893	1,934
*,^	Redfin Corp.	83,416	1,926

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Independent Bank Group Inc.	28,723	1,919
	Monmouth Real Estate
	Investment Corp.	116,044	1,918
	Employers Holdings Inc.	47,505	1,910
	Mercury General Corp.	41,898	1,909
	OceanFirst Financial Corp.	63,561	1,904
	Enterprise Financial Services
	Corp.	34,979	1,887
	Heritage Financial Corp.	53,504	1,865
*	FGL Holdings	221,103	1,855
	WisdomTree Investments
	Inc.	203,377	1,847
	First Bancorp	45,038	1,842
	Lakeland Financial Corp.	37,769	1,820
	CYS Investments Inc.	241,725	1,813
	Tier REIT Inc.	76,053	1,809
	United Fire Group Inc.	32,646	1,780
	AMERISAFE Inc.	30,787	1,778
	Southside Bancshares Inc.	51,893	1,748
	Easterly Government
	Properties Inc.	87,916	1,737
	City Holding Co.	22,935	1,725
	Piper Jaffray Cos.	22,447	1,725
	PennyMac Mortgage
	Investment Trust	90,791	1,724
	James River Group Holdings
	Ltd.	43,863	1,723
	Beneficial Bancorp Inc.	105,974	1,717
	Americold Realty Trust	77,621	1,709
	Universal Insurance Holdings
	Inc.	48,156	1,690
*	Enova International Inc.	46,087	1,684
*	Third Point Reinsurance Ltd.	133,297	1,666
*	CorePoint Lodging Inc.	63,589	1,647
	BancFirst Corp.	27,690	1,639
	PJT Partners Inc.	30,435	1,625
*	NMI Holdings Inc. Class A	98,136	1,600
	Ramco-Gershenson
	Properties Trust	120,592	1,593
	Kinsale Capital Group Inc.	28,883	1,585
	National Bank Holdings
	Corp. Class A	40,183	1,551
	Chatham Lodging Trust	72,119	1,530
*	Flagstar Bancorp Inc.	44,574	1,527
	Hannon Armstrong
	Sustainable Infrastructure
	Capital Inc.	76,356	1,508
	American National Insurance
	Co.	12,526	1,498
	RE/MAX Holdings Inc.
	Class A	28,209	1,480
	ARMOUR Residential REIT
	Inc.	64,636	1,474
	Bryn Mawr Bank Corp.	31,622	1,464

	Stewart Information Services
	Corp.	33,992	1,464
*	Triumph Bancorp Inc.	35,668	1,453
	Meta Financial Group Inc.	14,727	1,434
	Meridian Bancorp Inc.	74,783	1,432
	Carolina Financial Corp.	33,198	1,425
*	Encore Capital Group Inc.	38,674	1,415
	NRG Yield Inc. Class A	82,782	1,411
	Virtus Investment Partners
	Inc.	10,935	1,399
	Franklin Street Properties
	Corp.	162,059	1,387
	MTGE Investment Corp.	70,667	1,385
	United Financial Bancorp Inc.	79,041	1,385
^	CBL & Associates
	Properties Inc.	248,476	1,384
	TPG RE Finance Trust Inc.	67,731	1,376
	Getty Realty Corp.	48,670	1,371
	TFS Financial Corp.	86,653	1,367
	Lakeland Bancorp Inc.	68,768	1,365
*	Ambac Financial Group Inc.	68,597	1,362
	Independence Realty Trust
	Inc.	130,132	1,342
	Hanmi Financial Corp.	46,969	1,332
	InfraREIT Inc.	59,875	1,327
	Preferred Bank	21,494	1,321
	Banc of California Inc.	67,161	1,313
	Cohen & Steers Inc.	31,284	1,305
	Hersha Hospitality Trust
	Class A	60,198	1,291
	Capstead Mortgage Corp.	143,833	1,287
	CoBiz Financial Inc.	59,794	1,284
	Washington Trust Bancorp
	Inc.	22,009	1,279
	Central Pacific Financial
	Corp.	44,415	1,272
*	Customers Bancorp Inc.	44,799	1,271
	FBL Financial Group Inc.
	Class A	16,096	1,268
	TrustCo Bank Corp. NY	140,670	1,252
	Universal Health Realty
	Income Trust	19,309	1,235
	Stock Yards Bancorp Inc.	32,200	1,228
	Alexander’s Inc.	3,203	1,226
	ConnectOne Bancorp Inc.	48,846	1,216
	NRG Yield Inc.	70,487	1,212
	TriCo Bancshares	32,338	1,211
	Univest Corp. of
	Pennsylvania	43,427	1,194
	Federal Agricultural
	Mortgage Corp.	13,289	1,189
	Nelnet Inc. Class A	20,247	1,183
	Granite Point Mortgage
	Trust Inc.	64,389	1,182

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Community Trust Bancorp
	Inc.	23,512	1,174
*	Columbia Financial Inc.	70,953	1,174
*	MBIA Inc.	129,861	1,174
	German American Bancorp
	Inc.	32,725	1,173
*	Marcus & Millichap Inc.	30,061	1,173
*	INTL. FCStone Inc.	22,453	1,161
	Live Oak Bancshares Inc.	37,800	1,159
	Horizon Bancorp Inc.	55,359	1,145
	Urstadt Biddle Properties
	Inc. Class A	50,566	1,144
*	Veritex Holdings Inc.	36,582	1,137
	Guaranty Bancorp	38,117	1,136
	Heritage Commerce Corp.	66,418	1,128
	Ashford Hospitality Trust Inc.	139,029	1,126
	Northfield Bancorp Inc.	66,141	1,099
*	HomeStreet Inc.	40,534	1,092
	Investors Real Estate Trust	194,336	1,075
	Flushing Financial Corp.	41,100	1,073
^	Pennsylvania REIT	97,016	1,066
*	National Commerce Corp.	22,993	1,065
	Saul Centers Inc.	19,867	1,064
	Great Southern Bancorp Inc.	18,609	1,064
*	iStar Inc.	98,321	1,061
	National Western Life Group
	Inc. Class A	3,437	1,056
	Armada Hoffler Properties
	Inc.	70,411	1,049
	Peoples Bancorp Inc.	27,480	1,038
	Oritani Financial Corp.	64,058	1,038
	First Defiance Financial
	Corp.	15,357	1,030
	Hamilton Lane Inc. Class A	21,384	1,026
	Camden National Corp.	22,375	1,023
	Midland States Bancorp Inc.	29,796	1,021
*	TriState Capital Holdings Inc.	39,016	1,018
^	New York Mortgage Trust
	Inc.	169,323	1,018
	Bridge Bancorp Inc.	27,899	1,003
	Investment Technology
	Group Inc.	47,572	995
	Preferred Apartment
	Communities Inc. Class A	57,927	984
	Diamond Hill Investment
	Group Inc.	5,060	984
	QCR Holdings Inc.	20,679	981
	Dime Community
	Bancshares Inc.	50,257	980
*	St. Joe Co.	54,196	973
	FB Financial Corp.	23,738	967
	CatchMark Timber Trust
	Inc. Class A	75,849	966
*	First Foundation Inc.	52,058	965

	Independent Bank Corp.	37,505	956
	Opus Bank	32,876	944
^	Arbor Realty Trust Inc.	89,168	930
	Peapack Gladstone
	Financial Corp.	26,870	929
	Mercantile Bank Corp.	25,067	926
	OFG Bancorp	65,229	916
	First of Long Island Corp.	36,870	916
	New Senior Investment
	Group Inc.	119,219	902
	Gladstone Commercial
	Corp.	46,940	902
	First Mid-Illinois
	Bancshares Inc.	22,616	889
*	Equity Bancshares Inc.
	Class A	20,532	852
	Fidelity Southern Corp.	33,512	852
*	Bancorp Inc.	81,097	848
*	EZCORP Inc. Class A	70,333	848
	People’s Utah Bancorp	23,576	842
	Maiden Holdings Ltd.	108,342	840
	Bank of Marin Bancorp	10,203	825
	State Auto Financial Corp.	27,496	822
	United Community
	Financial Corp.	74,647	820
	Arrow Financial Corp.	22,497	819
	Green Bancorp Inc.	37,897	819
*	World Acceptance Corp.	7,364	817
	BBX Capital Corp. Class A	89,573	809
	Community Healthcare
	Trust Inc.	26,903	804
	Blue Hills Bancorp Inc.	36,024	800
	Greenhill & Co. Inc.	28,083	798
	RMR Group Inc. Class A	10,090	792
*	Willscot Corp.	53,334	789
	AG Mortgage Investment
	Trust Inc.	41,875	787
	First Community
	Bancshares Inc.	24,548	782
*	Allegiance Bancshares Inc.	17,956	778
	Front Yard Residential Corp. 74,688		778
*	FRP Holdings Inc.	11,927	772
*	Nationstar Mortgage
	Holdings Inc.	43,848	769
	Financial Institutions Inc.	23,277	766
	Anworth Mortgage Asset
	Corp.	153,842	765
	UMH Properties Inc.	49,627	762
	First Financial Corp.	16,758	760
	Whitestone REIT	60,599	756
*	HomeTrust Bancshares Inc.	26,793	754
	Republic Bancorp Inc.
	Class A	16,544	749

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Westwood Holdings Group
	Inc.	12,527	746
*	Nicolet Bankshares Inc.	13,105	722
	Industrial Logistics
	Properties Trust	32,228	720
*	Franklin Financial Network
	Inc.	19,063	717
	NexPoint Residential Trust
	Inc.	25,174	716
*	Atlantic Capital Bancshares
	Inc.	36,439	716
*	Spirit MTA REIT	69,477	716
	Access National Corp.	24,855	711
	KKR Real Estate Finance
	Trust Inc.	35,903	710
	First Connecticut Bancorp
	Inc.	23,205	710
	Bar Harbor Bankshares	23,397	709
	First Bancshares Inc.	19,559	703
	Old Line Bancshares Inc.	20,126	703
*	Tejon Ranch Co.	28,564	694
	Waterstone Financial Inc.	40,657	693
*	Greenlight Capital Re Ltd.
	Class A	48,107	683
	City Office REIT Inc.	53,051	681
	Merchants Bancorp	23,641	674
*	Ocwen Financial Corp.	169,177	670
	Western Asset Mortgage
	Capital Corp.	64,193	669
*	eHealth Inc.	29,706	656
	CorEnergy Infrastructure
	Trust Inc.	17,225	648
	Farmers National Banc Corp.	40,025	638
*	PennyMac Financial Services
	Inc. Class A	32,336	635
	Old Second Bancorp Inc.	44,078	635
	CNB Financial Corp.	20,626	620
*	Republic First Bancorp Inc.	78,604	617
	Farmers Capital Bank Corp.	11,648	607
	Cedar Realty Trust Inc.	128,440	606
	United Insurance Holdings
	Corp.	30,730	602
	West Bancorporation Inc.	23,914	601
	Farmers & Merchants
	Bancorp Inc.	14,773	596
	Heritage Insurance
	Holdings Inc.	35,608	594
	One Liberty Properties Inc.	22,399	592
	Orchid Island Capital Inc.	78,003	587
	RBB Bancorp	18,164	583
*	On Deck Capital Inc.	83,287	583
	Dynex Capital Inc.	86,266	563
	MidWestOne Financial
	Group Inc.	16,392	554

	Braemar Hotels & Resorts
	Inc.	47,421	542
	Ares Commercial Real
	Estate Corp.	38,789	536
	Charter Financial Corp.	22,104	534
	Southern National Bancorp
	of Virginia Inc.	29,796	532
	Sierra Bancorp	18,793	531
	Home Bancorp Inc.	11,391	530
*	Cowen Inc. Class A	38,253	530
	Global Indemnity Ltd.	13,559	529
^	CBTX Inc.	15,892	525
	First Internet Bancorp	15,396	525
	Ladenburg Thalmann
	Financial Services Inc.	153,310	521
^	Cambridge Bancorp	6,011	520
*	Health Insurance
	Innovations Inc. Class A	15,686	507
	National Bankshares Inc.	10,847	503
	MedEquities Realty
	Trust Inc.	45,383	500
*	Byline Bancorp Inc.	22,223	496
*,^	Citizens Inc. Class A	62,909	490
	HCI Group Inc.	11,786	490
	Citizens & Northern Corp.	18,847	487
	Macatawa Bank Corp.	39,763	483
	PCSB Financial Corp.	24,271	482
	Newmark Group Inc.
	Class A	33,844	482
	Western New England
	Bancorp Inc.	43,672	480
	New York REIT Inc.	26,269	479
	Enterprise Bancorp Inc.	11,766	476
	First Bancorp Inc.	16,807	474
	Sutherland Asset
	Management Corp.	29,175	474
	Exantas Capital Corp.	46,345	472
*,^	Altisource Portfolio
	Solutions SA	16,149	471
*	SmartFinancial Inc.	18,168	468
	1st Source Corp.	8,698	465
*	BSB Bancorp Inc.	13,276	457
	Ames National Corp.	14,799	457
	Northrim BanCorp Inc.	11,504	455
	Southern Missouri Bancorp
	Inc.	11,632	454
*	Southern First Bancshares
	Inc.	10,209	451
*	Safeguard Scientifics Inc.	34,808	446
	American National
	Bankshares Inc.	11,131	445
	MutualFirst Financial Inc.	11,670	441
*	Curo Group Holdings Corp.	17,639	440
	Jernigan Capital Inc.	23,011	439

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Howard Bancorp Inc.	24,278	437
	Hingham Institution for
	Savings	1,974	434
*	Regional Management Corp.	12,278	430
^	Arlington Asset Investment
	Corp. Class A	41,228	425
*	HarborOne Bancorp Inc.	22,311	423
	Peoples Financial Services
	Corp.	8,886	418
	Guaranty Bancshares Inc.	12,558	414
	BankFinancial Corp.	23,423	413
	Cherry Hill Mortgage
	Investment Corp.	23,056	412
	Oppenheimer Holdings Inc.
	Class A	14,684	411
	Central Valley Community
	Bancorp	19,269	408
*	FedNat Holding Co.	17,478	403
*	WMIH Corp.	299,483	401
*	Baycom Corp.	16,131	399
*,^	Business First Bancshares
	Inc.	15,097	398
	Marlin Business Services
	Corp.	13,303	397
	Investar Holding Corp.	14,210	393
	Timberland Bancorp Inc.	10,281	384
	First Bank	27,514	382
*	Metropolitan Bank Holding
	Corp.	7,282	382
*	Goosehead Insurance Inc.
	Class A	15,204	379
	Codorus Valley Bancorp Inc.	12,264	376
	Reliant Bancorp Inc.	13,246	372
	EMC Insurance Group Inc.	13,351	371
	Bank of Commerce Holdings	28,628	365
	Sterling Bancorp Inc.	27,317	365
	Territorial Bancorp Inc.	11,729	364
^	Farmland Partners Inc.	41,090	362
	ACNB Corp.	10,565	360
*,^	Forestar Group Inc.	16,801	349
	Investors Title Co.	1,885	348
*	Bank of Princeton	10,458	348
	First Business Financial
	Services Inc.	13,369	348
^	Innovative Industrial
	Properties Inc.	9,465	347
	FNB Bancorp	9,418	345
	Baldwin & Lyons Inc.	14,138	345
	Century Bancorp Inc.
	Class A	4,502	344
	Bankwell Financial Group
	Inc.	10,680	343
	PICO Holdings Inc.	29,406	343
	Summit Financial Group Inc.	12,692	341

	Civista Bancshares Inc.	14,006	340
	Orrstown Financial Services
	Inc.	12,657	329
*	AV Homes Inc.	15,310	328
	MidSouth Bancorp Inc.	24,719	328
	Tiptree Inc.	47,443	323
	Consolidated-Tomoka Land
	Co.	5,242	322
*	Elevate Credit Inc.	37,467	317
	Capital City Bank Group Inc.	13,316	315
	Donegal Group Inc. Class A	23,050	314
*	Entegra Financial Corp.	10,638	312
*	Community Bankers Trust
	Corp.	34,204	306
	Reis Inc.	13,938	304
	Riverview Bancorp Inc.	35,664	301
	Shore Bancshares Inc.	15,732	299
	Great Ajax Corp.	22,812	298
	Evans Bancorp Inc.	6,447	297
	Penns Woods Bancorp Inc.	6,625	297
*	Stratus Properties Inc.	9,562	292
	MBT Financial Corp.	27,172	289
	First Financial Northwest Inc.	14,707	287
	Mackinac Financial Corp.	17,184	285
	CB Financial Services Inc.	8,275	285
*,^	Select Bancorp Inc.	21,099	284
	SI Financial Group Inc.	19,266	284
	Pzena Investment
	Management Inc. Class A	30,774	283
^	GAIN Capital Holdings Inc.	37,457	283
	First Community Corp.	11,254	282
	SB One Bancorp	9,466	281
	Unity Bancorp Inc.	12,261	279
*	First Choice Bancorp	9,088	278
	Bluerock Residential Growth
	REIT Inc. Class A	30,936	276
^	1st Constitution Bancorp	11,653	267
	Premier Financial Bancorp Inc.	14,113	263
	Community Financial Corp.	7,431	263
	FS Bancorp Inc.	4,145	262
	Northeast Bancorp	11,878	259
	Global Medical REIT Inc.	29,211	259
	United Security Bancshares	23,045	258
	Chemung Financial Corp.	5,025	252
	BCB Bancorp Inc.	16,700	250
	ESSA Bancorp Inc.	15,772	250
^	Gladstone Land Corp.	19,625	249
*	MoneyGram International
	Inc.	36,823	246
*	First Northwest Bancorp	15,394	246
	LCNB Corp.	12,460	245
	Associated Capital Group
	Inc. Class A	6,378	242
	Owens Realty Mortgage Inc.	14,340	239

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Parke Bancorp Inc.	9,966	236
	Clipper Realty Inc.	27,419	234
	Kingstone Cos. Inc.	13,853	234
^	Ohio Valley Banc Corp.	4,442	233
	Independence Holding Co.	6,863	228
*	NI Holdings Inc.	13,405	227
	MVB Financial Corp.	12,556	227
	First United Corp.	10,810	221
	GAMCO Investors Inc.
	Class A	8,024	215
*	Victory Capital Holdings Inc.
	Class A	20,092	213
	Middlefield Banc Corp.	4,115	209
	Ellington Residential
	Mortgage REIT	18,917	206
*	Esquire Financial Holdings Inc.	7,729	204
	Peoples Bancorp of
	North Carolina Inc.	6,307	202
	Safety Income & Growth Inc.	10,180	193
*	Trinity Place Holdings Inc.	29,400	193
	C&F Financial Corp.	3,051	191
*	Malvern Bancorp Inc.	7,654	186
	County Bancorp Inc.	6,707	184
*	Pacific Mercantile Bancorp	18,332	179
	BRT Apartments Corp.	13,976	178
	SB Financial Group Inc.	8,693	177
	Prudential Bancorp Inc.	9,077	175
	Norwood Financial Corp.	4,787	172
*	Hallmark Financial Services
	Inc.	17,071	170
	United Community Bancorp	6,222	169
	Provident Financial Holdings
	Inc.	8,744	167
	Old Point Financial Corp.	5,714	165
	DNB Financial Corp.	4,549	159
*	PDL Community Bancorp	10,119	159
*	Capstar Financial Holdings
	Inc.	8,273	153
	Two River Bancorp	8,009	153
	First Guaranty Bancshares Inc.	5,870	153
*	Essential Properties Realty
	Trust Inc.	11,280	153
*	Impac Mortgage Holdings
	Inc.	15,976	152
*	Rafael Holdings Inc. Class B	16,221	149
	Hunt Cos. Finance Trust Inc.	42,776	146
*	Maui Land & Pineapple
	Co. Inc.	12,826	144
	Luther Burbank Corp.	12,481	144
*,^	Riot Blockchain Inc.	22,471	142
	Union Bankshares Inc.	2,678	139
*	Coastway Bancorp Inc.	5,007	139
	Griffin Industrial Realty Inc.	3,138	138
	Greene County Bancorp Inc.	3,987	135

*	Ashford Inc.	2,038	132
	American River Bankshares	8,250	131
*	Consumer Portfolio
	Services Inc.	31,621	129
^	Blue Capital Reinsurance
	Holdings Ltd.	11,419	126
	Silvercrest Asset
	Management Group Inc.
	Class A	7,637	124
*	Bridgewater Bancshares Inc.	9,551	121
*	Atlas Financial Holdings Inc.	13,523	118
	Sotherly Hotels Inc.	16,065	112
	Bank of the James Financial
	Group Inc.	6,570	109
*	Aspen Group Inc.	14,384	107
	AmeriServ Financial Inc.	25,419	104
*	Altisource Asset
	Management Corp.	1,486	104
*	Provident Bancorp Inc.	3,881	102
*	Security National Financial
	Corp. Class A	19,231	100
	First Savings Financial Group
	Inc.	1,360	100
	PB Bancorp Inc.	8,727	99
*	Spirit of Texas Bancshares Inc.	4,794	99
	Level One Bancorp Inc.	3,600	98
	Hennessy Advisors Inc.	5,469	95
	Plumas Bancorp	3,333	94
*	Performant Financial Corp.	42,864	92
	Condor Hospitality Trust Inc.	8,666	90
	Manhattan Bridge Capital Inc.	11,513	87
2	Winthrop Realty Trust	55,387	80
*	Jason Industries Inc.	34,105	79
	Severn Bancorp Inc.	8,678	75
	Manning & Napier Inc.	22,543	70
*	Anchor Bancorp Inc.	2,638	69
	Citizens Community
	Bancorp Inc.	4,791	68
*	Transcontinental Realty
	Investors Inc.	1,993	67
*	Intersections Inc.	29,837	61
	Eagle Bancorp Montana Inc.	2,882	56
^	Wheeler REIT Inc.	13,699	55
	Sound Financial Bancorp Inc.	1,292	50
*,^	ITUS Corp.	16,448	50
	Global Self Storage Inc.	11,862	49
	Pathfinder Bancorp Inc.	3,032	48
^	US Global Investors Inc.
	Class A	27,714	45
	MSB Financial Corp.	1,997	43
	Sachem Capital Corp.	8,669	36
*	Meridian Bank	1,909	35
	First US Bancshares Inc.	2,969	35
*	Nicholas Financial Inc.	3,692	34

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Conifer Holdings Inc.	4,822	30
*	Randolph Bancorp Inc.	1,551	26
	Bancorp 34 Inc.	1,647	26
*	Limestone Bancorp Inc.	1,525	23
*	Central Federal Corp.	9,442	23
*	Community First Bancshares
	Inc.	2,024	22
	Federal Agricultural Mortgage
	Corp. Class A	175	14
*	Ditech Holding Corp.	2,470	13
	Ottawa Bancorp Inc.	873	12
	WVS Financial Corp.	623	10
	Asta Funding Inc.	2,806	10
	Medley Management Inc.
	Class A	2,078	7
	Bank of South Carolina Corp.	316	7
*	Tremont Mortgage Trust	478	6
^	Cohen & Co. Inc.	532	6
	Summit State Bank	300	5
	Southwest Georgia Financial
	Corp.	153	3
*	National Holdings Corp.	454	1
	Citizens First Corp.	39	1
*	FlexShopper Inc.	250	1
	Elmira Savings Bank	1	—
*,2	Ditech Holding Corp Warrants
	Exp 01/31/2028	4,209	—
*,2	Ditech Holding Corp Series B
	Warrants Exp. 01/31/2028	3,340	—
			8,607,438
Health Care (12.7%)
	Johnson & Johnson	4,161,365	504,940
	UnitedHealth Group Inc.	1,490,701	365,729
	Pfizer Inc.	9,074,871	329,236
	Merck & Co. Inc.	4,174,185	253,373
	AbbVie Inc.	2,351,293	217,847
	Amgen Inc.	1,026,859	189,548
	Medtronic plc	2,102,831	180,023
	Abbott Laboratories	2,720,229	165,907
	Gilead Sciences Inc.	2,017,775	142,939
	Bristol-Myers Squibb Co.	2,536,389	140,364
	Eli Lilly & Co.	1,523,218	129,976
	Thermo Fisher Scientific
	Inc.	624,187	129,294
	Becton Dickinson and Co.	414,636	99,330
*	Biogen Inc.	327,307	94,998
	Anthem Inc.	395,960	94,250
	Aetna Inc.	507,044	93,043
*	Celgene Corp.	1,124,970	89,345
	Allergan plc	526,163	87,722
*	Intuitive Surgical Inc.	175,808	84,121
	Stryker Corp.	463,643	78,291
*	Boston Scientific Corp.	2,141,573	70,029

*	Express Scripts Holding
	Co.	871,059	67,254
*	Vertex Pharmaceuticals
	Inc.	395,642	67,243
	Cigna Corp.	377,349	64,130
	Zoetis Inc.	750,466	63,932
*	Illumina Inc.	228,083	63,701
	Humana Inc.	213,531	63,553
	Baxter International Inc.	792,883	58,546
*	Edwards Lifesciences Corp.	327,173	47,627
	HCA Healthcare Inc.	433,583	44,486
*	Regeneron Pharmaceuticals
	Inc.	123,404	42,573
*	Alexion Pharmaceuticals
	Inc.	328,213	40,748
*	Align Technology Inc.	118,209	40,444
*	Centene Corp.	302,358	37,254
	Zimmer Biomet Holdings
	Inc.	315,472	35,156
*	IDEXX Laboratories Inc.	134,701	29,357
*	Laboratory Corp. of America
	Holdings	158,557	28,466
*	Mylan NV	760,089	27,470
*	ABIOMED Inc.	65,413	26,757
*	IQVIA Holdings Inc.	267,176	26,670
*	BioMarin Pharmaceutical
	Inc.	274,617	25,869
	Quest Diagnostics Inc.	211,124	23,211
	ResMed Inc.	221,586	22,952
*	Waters Corp.	115,553	22,370
	Teleflex Inc.	70,752	18,976
*	Incyte Corp.	279,968	18,758
	Cooper Cos. Inc.	76,192	17,939
*	Henry Schein Inc.	239,131	17,370
*	WellCare Health Plans Inc.	69,419	17,094
*	Hologic Inc.	423,933	16,851
*	Varian Medical Systems Inc.	142,222	16,173
	Dentsply Sirona Inc.	352,025	15,408
*	Jazz Pharmaceuticals plc	88,512	15,251
	Universal Health Services
	Inc. Class B	135,160	15,062
	Perrigo Co. plc	193,683	14,121
*	DaVita Inc.	202,870	14,087
*	Alnylam Pharmaceuticals
	Inc.	140,535	13,841
	STERIS plc	131,086	13,765
*	Neurocrine Biosciences Inc.	139,768	13,731
*	Nektar Therapeutics
	Class A	266,122	12,995
*	Sarepta Therapeutics Inc.	96,769	12,791
*	DexCom Inc.	130,003	12,348
*	Bluebird Bio Inc.	77,864	12,221
*	Exact Sciences Corp.	189,452	11,327

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	West Pharmaceutical
	Services Inc.	113,869	11,306
*	Sage Therapeutics Inc.	68,663	10,748
*	Seattle Genetics Inc.	160,101	10,629
	Encompass Health Corp.	146,005	9,887
*	Exelixis Inc.	459,338	9,885
*	Alkermes plc	239,852	9,872
*	Bio-Rad Laboratories Inc.
	Class A	32,734	9,445
	Hill-Rom Holdings Inc.	102,224	8,928
*	Catalent Inc.	206,762	8,661
	Bio-Techne Corp.	58,123	8,599
*	Molina Healthcare Inc.	86,243	8,447
*	Charles River Laboratories
	International Inc.	74,448	8,358
*	Envision Healthcare Corp.	187,889	8,269
*	Ionis Pharmaceuticals Inc.	194,189	8,092
*	Insulet Corp.	91,365	7,830
*	PRA Health Sciences Inc.	79,702	7,441
*	Integra LifeSciences
	Holdings Corp.	115,115	7,415
*	FibroGen Inc.	117,160	7,334
*	United Therapeutics Corp.	64,439	7,291
*	Haemonetics Corp.	81,103	7,273
*	Masimo Corp.	72,703	7,099
*	ICU Medical Inc.	23,691	6,957
*	Loxo Oncology Inc.	39,755	6,897
*	Penumbra Inc.	47,943	6,623
*	Ligand Pharmaceuticals Inc.	31,567	6,540
*	Agios Pharmaceuticals Inc.	76,343	6,430
*	Neogen Corp.	75,652	6,067
*	MEDNAX Inc.	139,216	6,025
*	Globus Medical Inc.	113,983	5,752
*	Ultragenyx Pharmaceutical
	Inc.	73,658	5,662
*	Syneos Health Inc.	120,388	5,646
*,^	Immunomedics Inc.	235,282	5,569
*	Array BioPharma Inc.	325,028	5,454
	Cantel Medical Corp.	54,935	5,403
*	Tenet Healthcare Corp.	159,412	5,351
*	Acadia Healthcare Co. Inc.	130,744	5,349
*	Inogen Inc.	26,442	4,927
*	Teladoc Inc.	82,455	4,787
	Healthcare Services Group
	Inc.	109,189	4,716
*	Supernus Pharmaceuticals
	Inc.	76,777	4,595
	Bruker Corp.	157,531	4,575
*	Amicus Therapeutics Inc.	289,710	4,525
*	Wright Medical Group NV	163,883	4,254
*	Horizon Pharma plc	253,373	4,196
*	Heron Therapeutics Inc.	107,506	4,177
*	Halyard Health Inc.	72,934	4,175
*	Aerie Pharmaceuticals Inc.	61,633	4,163

*	LHC Group Inc.	48,541	4,155
*	Ironwood Pharmaceuticals
	Inc. Class A	215,657	4,123
*	Blueprint Medicines Corp.	64,853	4,117
*	NuVasive Inc.	78,955	4,115
*	Spark Therapeutics Inc.	48,790	4,038
*	Myriad Genetics Inc.	107,767	4,027
*	Portola Pharmaceuticals Inc.	102,556	3,874
*	Amedisys Inc.	44,997	3,845
*	Medicines Co.	103,586	3,802
*	Merit Medical Systems Inc.	73,641	3,770
*	Magellan Health Inc.	38,328	3,678
*	Madrigal Pharmaceuticals
	Inc.	12,930	3,616
*,^	Clovis Oncology Inc.	77,890	3,542
*	Nevro Corp.	42,120	3,363
*	Emergent BioSolutions Inc.	66,331	3,349
*	Arena Pharmaceuticals Inc.	76,682	3,343
*	Novocure Ltd.	105,613	3,306
*	Global Blood Therapeutics
	Inc.	73,045	3,302
*	Quidel Corp.	49,539	3,294
*	REGENXBIO Inc.	45,393	3,257
*	Halozyme Therapeutics Inc.	192,463	3,247
*	Prestige Brands Holdings
	Inc.	81,833	3,141
*	Foundation Medicine Inc.	22,789	3,115
*	Spectrum Pharmaceuticals
	Inc.	145,874	3,058
*	Omnicell Inc.	57,441	3,013
	CONMED Corp.	39,948	2,924
*,^	Intercept Pharmaceuticals
	Inc.	34,683	2,910
*	Puma Biotechnology Inc.	49,052	2,901
*	Acceleron Pharma Inc.	59,779	2,900
*	Endo International plc	307,176	2,897
*	NxStage Medical Inc.	102,705	2,865
	Patterson Cos. Inc.	126,020	2,857
*	Repligen Corp.	60,644	2,853
*	Select Medical Holdings
	Corp.	156,570	2,842
*	LifePoint Health Inc.	57,472	2,805
*	Insmed Inc.	118,038	2,792
	Abaxis Inc.	33,526	2,783
	Ensign Group Inc.	77,432	2,774
*	HMS Holdings Corp.	127,926	2,766
*	Xencor Inc.	73,956	2,737
*	Enanta Pharmaceuticals Inc.	22,790	2,641
*	Amneal Pharmaceuticals
	Inc.	160,890	2,640
*	Brookdale Senior Living
	Inc.	287,782	2,616
*,^	TESARO Inc.	58,448	2,599
*	MyoKardia Inc.	52,195	2,591

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Corcept Therapeutics Inc.	162,754	2,558
*	AxoGen Inc.	49,482	2,486
*	Akorn Inc.	147,830	2,453
*,^	Mallinckrodt plc	129,394	2,414
*,^	ACADIA Pharmaceuticals
	Inc.	157,724	2,408
*,^	OPKO Health Inc.	510,547	2,400
*	Editas Medicine Inc.	66,350	2,377
*	PTC Therapeutics Inc.	69,824	2,355
*	Momenta Pharmaceuticals
	Inc.	114,051	2,332
*	Zogenix Inc.	52,754	2,332
*	Sangamo Therapeutics Inc.	160,446	2,278
*	iRhythm Technologies Inc.	27,691	2,247
*	ImmunoGen Inc.	227,057	2,209
*	Mirati Therapeutics Inc.	44,313	2,185
*	Tivity Health Inc.	61,640	2,170
*	BioTelemetry Inc.	47,910	2,156
*	Acorda Therapeutics Inc.	71,668	2,057
*,^	Glaukos Corp.	49,108	1,996
*	Pacira Pharmaceuticals Inc.	61,293	1,964
*	Atara Biotherapeutics Inc.	52,028	1,912
	Luminex Corp.	62,638	1,850
*	Radius Health Inc.	62,421	1,840
*	AnaptysBio Inc.	25,774	1,831
	US Physical Therapy Inc.	18,723	1,797
*	Retrophin Inc.	63,826	1,740
*	Natus Medical Inc.	49,891	1,721
*,^	TherapeuticsMD Inc.	275,047	1,716
*	Intersect ENT Inc.	45,275	1,696
*	Aimmune Therapeutics Inc.	61,995	1,667
*	Audentes Therapeutics Inc.	43,137	1,648
*	Cardiovascular Systems Inc.	50,852	1,645
	Owens & Minor Inc.	98,097	1,639
*,^	Arrowhead Pharmaceuticals
	Inc.	120,272	1,636
*	Genomic Health Inc.	31,209	1,573
*	Iovance Biotherapeutics Inc.	121,289	1,553
*,^	Intrexon Corp.	110,029	1,534
*	Orthofix International NV	26,903	1,529
*	NeoGenomics Inc.	115,940	1,520
*	STAAR Surgical Co.	48,693	1,509
*	Karyopharm Therapeutics
	Inc.	86,396	1,468
*	Tandem Diabetes Care Inc.	66,248	1,459
*	G1 Therapeutics Inc.	33,195	1,443
*,^	Dynavax Technologies Corp.	94,398	1,440
*	OraSure Technologies Inc.	87,328	1,438
*,^	Esperion Therapeutics Inc.	36,613	1,435
*	Innoviva Inc.	103,900	1,434
*	Revance Therapeutics Inc.	52,068	1,429
*	Theravance Biopharma Inc.	62,932	1,427
*	Alder Biopharmaceuticals
	Inc.	90,252	1,426

*	Vanda Pharmaceuticals Inc.	74,257	1,415
*	Eagle Pharmaceuticals Inc.	18,515	1,401
*	K2M Group Holdings Inc.	62,072	1,397
*	AtriCure Inc.	51,081	1,382
*	CryoLife Inc.	49,328	1,374
*	Cerus Corp.	205,804	1,373
*	Endocyte Inc.	99,411	1,372
*	Triple-S Management Corp.
	Class B	34,716	1,356
*	AngioDynamics Inc.	58,944	1,311
*,^	Flexion Therapeutics Inc.	49,824	1,288
*,^	Omeros Corp.	70,786	1,284
*	CytomX Therapeutics Inc.	55,242	1,263
	Atrion Corp.	2,089	1,252
*	Tactile Systems Technology
	Inc.	24,004	1,248
*,^	TG Therapeutics Inc.	92,085	1,211
*	R1 RCM Inc.	139,147	1,208
*	Intra-Cellular Therapies Inc.	68,139	1,204
*,^	Intellia Therapeutics Inc.	43,899	1,201
*	MacroGenics Inc.	57,532	1,188
*	Cymabay Therapeutics Inc.	87,214	1,170
*	Kindred Healthcare Inc.	129,330	1,164
*	Rhythm Pharmaceuticals
	Inc.	36,144	1,130
*	Epizyme Inc.	80,611	1,092
*	Coherus Biosciences Inc.	76,809	1,075
	HealthStream Inc.	39,254	1,072
*	Surmodics Inc.	19,307	1,066
*	Assembly Biosciences Inc.	26,806	1,051
*	Collegium Pharmaceutical
	Inc.	44,007	1,050
*	Heska Corp.	10,072	1,045
*	Denali Therapeutics Inc.	67,070	1,023
*,^	MiMedx Group Inc.	158,583	1,013
*	Athenex Inc.	53,925	1,006
	Meridian Bioscience Inc.	63,019	1,002
	National HealthCare Corp.	13,992	985
*	AMAG Pharmaceuticals Inc.	48,949	955
*	Progenics Pharmaceuticals
	Inc.	117,634	946
*	Medpace Holdings Inc.	21,991	946
*,^	Accelerate Diagnostics Inc.	42,227	942
	Invacare Corp.	50,612	941
*	Natera Inc.	49,561	933
*,^	Geron Corp.	271,544	931
*,^	La Jolla Pharmaceutical Co.	31,352	915
*	RadNet Inc.	60,794	912
*	Deciphera Pharmaceuticals
	Inc.	22,850	899
*	ANI Pharmaceuticals Inc.	13,262	886
*	BioCryst Pharmaceuticals
	Inc.	153,103	877

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*,^	Adamas Pharmaceuticals
	Inc.	33,864	875
*	Apellis Pharmaceuticals Inc.	39,748	874
*	Aclaris Therapeutics Inc.	42,529	849
	LeMaitre Vascular Inc.	24,840	832
*	Amphastar Pharmaceuticals
	Inc.	54,324	829
*	GlycoMimetics Inc.	50,806	820
*	Cutera Inc.	20,141	812
*	Five Prime Therapeutics Inc.	50,933	805
*	Lantheus Holdings Inc.	55,304	805
*	Fate Therapeutics Inc.	70,591	801
*	Kura Oncology Inc.	43,622	794
*	Optinose Inc.	28,241	790
*,^	Reata Pharmaceuticals Inc.
	Class A	22,559	789
*,^	Sorrento Therapeutics Inc.	108,921	784
*	Novavax Inc.	580,424	778
*	ArQule Inc.	139,952	774
*	Cara Therapeutics Inc.	40,234	770
*,^	Lexicon Pharmaceuticals
	Inc.	63,702	764
*	CorVel Corp.	14,029	758
*,^	Abeona Therapeutics Inc.	47,065	753
*	Akebia Therapeutics Inc.	74,205	741
*	Addus HomeCare Corp.	12,635	723
*	Rigel Pharmaceuticals Inc.	253,110	716
*	Lannett Co. Inc.	51,813	705
*,^	Senseonics Holdings Inc.	170,923	702
*,^	Rocket Pharmaceuticals Inc.	35,044	688
*	Viking Therapeutics Inc.	72,291	686
*	Pacific Biosciences of
	California Inc.	193,040	685
*	Voyager Therapeutics Inc.	34,952	683
*	Endologix Inc.	120,469	682
*	ChemoCentryx Inc.	51,118	673
*	Anika Therapeutics Inc.	20,805	666
*	Sientra Inc.	33,422	652
*	Verastem Inc.	94,508	650
*	Stemline Therapeutics Inc.	40,380	648
*,^	Synergy Pharmaceuticals
	Inc.	366,377	637
*	Depomed Inc.	95,564	637
*	Dicerna Pharmaceuticals
	Inc.	51,798	635
*	Vericel Corp.	64,517	626
*	Invitae Corp.	85,084	625
*	Cytokinetics Inc.	74,513	618
*,^	ZIOPHARM Oncology Inc.	200,575	606
*	BioScrip Inc.	202,624	594
	Utah Medical Products Inc.	5,382	593
*,^	Dova Pharmaceuticals Inc.	19,749	591
*	Community Health
	Systems Inc.	175,808	584

*,^	Keryx Biopharmaceuticals
	Inc.	149,610	563
*	Kadmon Holdings Inc.	139,709	557
*	Achillion Pharmaceuticals
	Inc.	195,060	552
*	Accuray Inc.	134,287	551
*	Concert Pharmaceuticals
	Inc.	32,467	546
*	Antares Pharma Inc.	206,460	533
*	CareDx Inc.	41,533	508
*	GenMark Diagnostics Inc.	79,100	505
*	Dermira Inc.	54,061	497
*	Inovio Pharmaceuticals Inc.	124,315	487
*	PDL BioPharma Inc.	207,423	485
*,^	Akcea Therapeutics Inc.	20,388	483
*,^	Solid Biosciences Inc.	13,498	481
*	Zafgen Inc.	46,936	480
*,^	ViewRay Inc.	67,709	469
*	Aduro Biotech Inc.	66,748	467
*,^	CASI Pharmaceuticals Inc.	55,922	460
*,^	MannKind Corp.	238,638	453
*	CytoSorbents Corp.	39,372	449
*,^	Achaogen Inc.	50,065	434
*	Bellicum Pharmaceuticals
	Inc.	58,597	432
*,^	Surgery Partners Inc.	28,735	428
*	Paratek Pharmaceuticals Inc.	41,825	427
*	NanoString Technologies Inc.	31,169	426
*	CTI BioPharma Corp.	84,115	419
*	Corbus Pharmaceuticals
	Holdings Inc.	82,400	416
*	BioSpecifics Technologies
	Corp.	9,266	416
*	RTI Surgical Inc.	90,227	415
*,^	AVEO Pharmaceuticals Inc.	182,366	412
*	Civitas Solutions Inc.	24,897	408
*	Catalyst Pharmaceuticals
	Inc.	130,153	406
*,^	MediciNova Inc.	50,988	406
*	Kindred Biosciences Inc.	37,706	402
*	Clearside Biomedical Inc.	36,977	395
*	Melinta Therapeutics Inc.	61,869	393
*	Minerva Neurosciences Inc.	47,596	393
*	Veracyte Inc.	41,496	388
*	Adverum Biotechnologies
	Inc.	72,894	386
*	Durect Corp.	245,877	384
*	Athersys Inc.	193,905	382
*	Unum Therapeutics Inc.	26,504	380
*	Capital Senior Living Corp.	35,463	378
*,^	PetIQ Inc.	14,046	377
*	SIGA Technologies Inc.	61,959	368
*	Marinus Pharmaceuticals
	Inc.	51,129	361

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*,^	Insys Therapeutics Inc.	49,778	360
*,^	Rockwell Medical Inc.	72,976	360
*	Inspire Medical Systems Inc.	10,070	359
*	Sienna Biopharmaceuticals
	Inc.	23,363	355
*	T2 Biosystems Inc.	45,600	353
*	Enzo Biochem Inc.	66,113	343
*,^	Apollo Medical Holdings Inc.	13,012	336
*	Aratana Therapeutics Inc.	78,578	334
*	Agenus Inc.	146,130	332
*	Corium International Inc.	41,266	331
*	Chimerix Inc.	68,906	328
*	Syros Pharmaceuticals Inc.	32,119	328
*	Savara Inc.	28,740	325
*	Ocular Therapeutix Inc.	47,842	323
*,^	Mersana Therapeutics Inc.	17,793	318
*	Homology Medicines Inc.	15,535	317
*,^	Selecta Biosciences Inc.	23,823	316
*	American Renal Associates
	Holdings Inc.	19,979	315
*	Avid Bioservices Inc.	78,599	308
*	BioTime Inc.	149,183	307
*	OrthoPediatrics Corp.	11,503	306
*	Idera Pharmaceuticals Inc.	229,955	304
*,^	Palatin Technologies Inc.	307,651	298
*	Ra Pharmaceuticals Inc.	29,125	290
*,^	BioDelivery Sciences
	International Inc.	97,485	288
*,^	Vital Therapies Inc.	41,508	284
*,^	Helius Medical Technologies
	Inc. Class A	28,966	276
*	Amyris Inc.	43,016	275
*,^	Cohbar Inc.	41,948	275
*	Tetraphase Pharmaceuticals
	Inc.	74,832	267
*	Seres Therapeutics Inc.	30,655	264
*	Corvus Pharmaceuticals Inc.	23,962	263
*	Aeglea BioTherapeutics Inc.	24,836	263
*,^	Eloxx Pharmaceuticals Inc.	15,383	263
*,^	Ampio Pharmaceuticals Inc.	119,353	263
*	Tocagen Inc.	27,685	259
*,^	Teligent Inc.	73,976	256
*,^	Galectin Therapeutics Inc.	40,091	255
*	Harvard Bioscience Inc.	45,922	246
*	Immune Design Corp.	53,947	245
*	MEI Pharma Inc.	61,287	241
*	Cue Biopharma Inc.	20,123	239
*,^	Calyxt Inc.	12,635	236
*	Kala Pharmaceuticals Inc.	17,027	234
*	Chembio Diagnostics Inc.	20,971	233
*,^	Organovo Holdings Inc.	166,132	233
*	Synlogic Inc.	23,538	231
*	Quorum Health Corp.	46,058	230
*	Pfenex Inc.	42,244	229

*	Fluidigm Corp.	38,006	227
*	Miragen Therapeutics Inc.	34,614	222
*	Ardelyx Inc.	58,707	217
*	SeaSpine Holdings Corp.	16,794	212
*,^	Evolus Inc.	7,565	212
*	Catalyst Biosciences Inc.	18,045	211
*	AcelRx Pharmaceuticals Inc.	60,947	206
*	NewLink Genetics Corp.	42,639	203
*	Calithera Biosciences Inc.	40,513	203
*	FONAR Corp.	7,627	202
*	GTx Inc.	13,082	200
*	Bovie Medical Corp.	45,545	198
*	XOMA Corp.	9,419	197
*	ContraFect Corp.	88,964	197
*	Genesis Healthcare Inc.	84,190	193
*	AAC Holdings Inc.	20,461	192
*	Jounce Therapeutics Inc.	24,882	191
*,^	iRadimed Corp.	9,165	190
*	Eiger BioPharmaceuticals
	Inc.	15,383	188
*	Spring Bank Pharmaceuticals
	Inc.	15,716	186
*	Mustang Bio Inc.	26,887	185
*	Neos Therapeutics Inc.	29,406	184
*,^	Arcus Biosciences Inc.	14,533	178
*	Allena Pharmaceuticals Inc.	13,629	178
*	Tyme Technologies Inc.	55,747	176
	Aceto Corp.	51,223	172
*	Ovid therapeutics Inc.	21,727	169
*	Conatus Pharmaceuticals Inc.	39,393	169
*,^	Adamis Pharmaceuticals
	Corp.	51,619	165
*	Aldeyra Therapeutics Inc.	20,614	164
*	Otonomy Inc.	42,305	163
*	Odonate Therapeutics Inc.	7,268	160
*	Syndax Pharmaceuticals Inc.	22,773	160
*	Aptevo Therapeutics Inc.	31,506	157
*,^	Zynerba Pharmaceuticals Inc.	16,129	157
*	Infinity Pharmaceuticals Inc.	82,003	157
*,^	Anavex Life Sciences Corp.	59,729	156
*	Juniper Pharmaceuticals Inc.	17,943	156
*	Celcuity Inc.	6,248	155
*	Sesen Bio Inc.	79,199	154
*	ADMA Biologics Inc.	33,404	151
*	Apollo Endosurgery Inc.	21,234	148
*	KemPharm Inc.	22,782	148
*	Krystal Biotech Inc.	9,890	147
*	Spero Therapeutics Inc.	9,607	141
*	BioLife Solutions Inc.	12,336	141
*	Ophthotech Corp.	51,069	139
*,^	XBiotech Inc.	30,917	139
*	Cumberland Pharmaceuticals
	Inc.	22,400	137

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*,^	EyePoint Pharmaceuticals
	Inc.	65,788	137
*	Novan Inc.	45,951	135
*,^	Corindus Vascular Robotics
	Inc.	160,288	132
*	Bioxcel Therapeutics Inc.	14,242	131
*	Alimera Sciences Inc.	132,811	130
*	Histogenics Corp.	51,282	128
*,^	Sophiris Bio Inc.	44,768	126
*	Surface Oncology Inc.	7,703	126
*,^	TapImmune Inc.	13,292	125
*	InfuSystem Holdings Inc.	34,480	122
*	Alpine Immune Sciences Inc.	15,920	121
*	Protagonist Therapeutics Inc.	17,561	118
*,^	Second Sight Medical
	Products Inc.	70,198	117
*	Recro Pharma Inc.	22,730	114
*,^	Celsion Corp.	38,610	114
*,^	HTG Molecular Diagnostics
	Inc.	34,900	114
	Psychemedics Corp.	5,861	113
	Tricida Inc.	3,767	113
*,^	Pulse Biosciences Inc.	7,407	112
*	Axsome Therapeutics Inc.	34,549	111
*	Genocea Biosciences Inc.	129,073	110
*	OncoSec Medical Inc.	78,843	109
*	NantKwest Inc.	35,444	108
*	Joint Corp.	13,208	108
*	Fortress Biotech Inc.	35,728	106
*	Proteostasis Therapeutics
	Inc.	36,710	102
*,^	Xtant Medical Holdings Inc.	18,429	102
*	Leap Therapeutics Inc.	11,121	100
*	Cidara Therapeutics Inc.	19,104	99
*	Celldex Therapeutics Inc.	195,667	99
*	Kiniksa Pharmaceuticals
	Ltd. Class A	5,650	98
*	Advaxis Inc.	67,454	98
*	Applied Genetic
	Technologies Corp.	26,390	98
*	Sunesis Pharmaceuticals Inc.	45,662	97
*,^	Viveve Medical Inc.	34,761	95
*	Catasys Inc.	14,025	94
	Merrimack Pharmaceuticals
	Inc.	19,127	94
*	Trevena Inc.	61,687	89
*	Molecular Templates Inc.	16,236	85
*	Tonix Pharmaceuticals
	Holding Corp.	19,016	85
*	OncoMed Pharmaceuticals
	Inc.	36,557	84
*	Sensus Healthcare Inc.	11,527	84
*	Zosano Pharma Corp.	20,058	82
*	Invuity Inc.	20,924	82

*	Aevi Genomic Medicine Inc.	73,162	81
*	KalVista Pharmaceuticals Inc.	10,000	81
*	BrainStorm Cell
	Therapeutics Inc.	20,475	80
*	Versartis Inc.	39,376	80
*	Misonix Inc.	6,408	79
	Digirad Corp.	50,710	79
*	Electromed Inc.	13,997	76
*	Conformis Inc.	60,399	76
*	resTORbio Inc.	8,164	75
*,^	Onconova Therapeutics Inc.	181,061	73
*	VIVUS Inc.	103,052	73
*,^	Ekso Bionics Holdings Inc.	40,397	72
*	AzurRx BioPharma Inc.	21,962	70
*	Fulgent Genetics Inc.	16,903	70
*	Wright Medical Group Inc.
	CVR	50,806	70
*	SCYNEXIS Inc.	42,447	70
*,^	Heat Biologics Inc.	31,911	69
*	Actinium Pharmaceuticals
	Inc.	106,660	68
*	Evoke Pharma Inc.	27,238	68
*,^	BioPharmX Corp.	299,289	66
*,^	Asterias Biotherapeutics Inc.
	Class A	48,913	66
*	Menlo Therapeutics Inc.	8,090	66
*	Curis Inc.	37,775	65
*	IRIDEX Corp.	9,137	62
*	Gemphire Therapeutics Inc.	5,910	60
*	Regulus Therapeutics Inc.	88,514	58
*	Aptinyx Inc.	2,352	57
*	Nobilis Health Corp.	47,353	57
*,^	UNITY Biotechnology Inc.	3,750	56
*,^	Akers Biosciences Inc.	143,885	56
*	Avrobio Inc.	1,941	55
*	Imprimis Pharmaceuticals
	Inc.	24,030	53
*,^	Bellerophon Therapeutics
	Inc.	20,401	49
*	Tracon Pharmaceuticals Inc.	18,067	49
*,^	Synthetic Biologics Inc.	197,979	47
*	Arsanis Inc.	11,584	42
*	Forty Seven Inc.	2,625	42
*,^	Rexahn Pharmaceuticals Inc.	29,763	42
*	Restoration Robotics Inc.	11,505	40
*,^	scPharmaceuticals Inc.	6,800	38
*	Eidos Therapeutics Inc.	1,888	38
*	Magenta Therapeutics Inc.	2,813	38
*	Alphatec Holdings Inc.	12,539	37
*	PLx Pharma Inc.	9,435	37
*	Oncocyte Corp.	14,374	37
*,^	Navidea Biopharmaceuticals
	Inc.	158,410	36
*,^	CEL-SCI Corp.	37,674	35

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*,^	Myomo Inc.	10,964	32
*,^	Moleculin Biotech Inc.	17,452	31
*,^	Egalet Corp.	72,992	31
*	Matinas BioPharma
	Holdings Inc.	69,805	30
*,^	Vermillion Inc.	38,754	30
*,^	ContraVir Pharmaceuticals
	Inc.	23,051	30
*	Neon Therapeutics Inc.	2,365	30
*	Five Star Senior Living Inc.	19,810	30
*,^	Cancer Genetics Inc.	31,225	28
*	Edge Therapeutics Inc.	26,661	27
*	Kezar Life Sciences Inc.	1,495	26
*	OvaScience Inc.	27,700	25
*	Ohr Pharmaceutical Inc.	120,454	24
*	Scholar Rock Holding Corp.	1,512	24
*	SELLAS Life Sciences
	Group Inc.	6,812	23
*	Verrica Pharmaceuticals Inc.	1,126	22
*	Evelo Biosciences Inc.	1,877	22
*,^	CytRx Corp.	19,563	22
*	NanoViricides Inc.	49,787	22
*	Quanterix Corp.	1,517	22
*	Checkpoint Therapeutics Inc.	6,786	20
*	CAS Medical Systems Inc.	10,200	20
^	Biolase Inc.	15,133	18
*	Opiant Pharmaceuticals Inc.	1,271	18
*	Vical Inc.	15,634	18
*	Xeris Pharmaceuticals Inc.	935	18
	Translate Bio Inc.	1,314	16
*,^	iBio Inc.	17,710	16
*	Pain Therapeutics Inc.	7,306	15
*	Neuronetics Inc.	562	15
*,^	Obalon Therapeutics Inc.	6,693	14
*,^	vTv Therapeutics Inc. Class A	9,072	14
*	Agile Therapeutics Inc.	26,778	13
*	Aradigm Corp.	8,569	12
*	Caladrius Biosciences Inc.	1,820	12
*	Sonoma Pharmaceuticals Inc.	4,719	12
*	Catabasis Pharmaceuticals
	Inc.	10,960	11
*	aTyr Pharma Inc.	11,462	10
	Diversicare Healthcare
	Services Inc.	1,413	10
*	Chiasma Inc.	6,057	9
*,^	Pernix Therapeutics
	Holdings Inc.	2,881	7
*	Flex Pharma Inc.	7,169	7
*	Aileron Therapeutics Inc.	1,117	6
*,^	CorMedix Inc.	23,800	6
*	Novus Therapeutics Inc.	744	5
*	Biomerica Inc.	1,300	5
*,^	Biocept Inc.	9,361	2
*	Fibrocell Science Inc.	613	2

*,^	Aethlon Medical Inc.	1,232	2
*	Dare Bioscience Inc.	1,040	1
*,^	Altimmune Inc.	2,182	1
*	Cytori Therapeutics Inc.	327	—
*	ReShape Lifesciences Inc.	163	—
*	Hemispherx Biopharma Inc.	895	—
	Vaxart Inc.	83	—
*	Milestone Scientific Inc.	200	—
*	InVivo Therapeutics Holdings
	Corp.	87	—
			5,506,593
Industrials (12.9%)
	Boeing Co.	903,809	303,237
	General Electric Co.	13,475,460	183,401
	3M Co.	920,810	181,142
	Union Pacific Corp.	1,195,056	169,316
	Honeywell International
	Inc.	1,157,921	166,799
	Accenture plc Class A	997,528	163,186
	United Technologies Corp.	1,178,931	147,402
*	PayPal Holdings Inc.	1,750,096	145,731
	Caterpillar Inc.	927,593	125,847
	United Parcel Service Inc.
	Class B	1,069,612	113,625
	Lockheed Martin Corp.	376,496	111,228
	Danaher Corp.	975,434	96,256
	Automatic Data
	Processing Inc.	649,126	87,074
	Raytheon Co.	445,722	86,105
	FedEx Corp.	373,081	84,712
	Northrop Grumman Corp.	270,588	83,260
	CSX Corp.	1,290,403	82,302
	General Dynamics Corp.	391,763	73,029
	Deere & Co.	502,373	70,232
	Emerson Electric Co.	977,378	67,576
	Norfolk Southern Corp.	438,294	66,125
	Illinois Tool Works Inc.	472,843	65,508
	Waste Management Inc.	670,336	54,525
	Fidelity National
	Information Services Inc.	513,264	54,421
	Sherwin-Williams Co.	130,559	53,212
	Eaton Corp. plc	678,207	50,689
	TE Connectivity Ltd.	543,124	48,914
	Johnson Controls
	International plc	1,437,341	48,079
*	Fiserv Inc.	634,742	47,028
	Roper Technologies Inc.	159,880	44,112
	Amphenol Corp. Class A	467,563	40,748
*	Worldpay Inc. Class A	461,628	37,752
	Fortive Corp.	486,517	37,515
	Ingersoll-Rand plc	384,688	34,518
	Paychex Inc.	501,525	34,279
	Rockwell Collins Inc.	254,139	34,227
	PACCAR Inc.	544,874	33,760

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Rockwell Automation Inc.	194,843	32,389
	Cummins Inc.	243,309	32,360
	Parker-Hannifin Corp.	206,222	32,140
	Agilent Technologies Inc.	500,082	30,925
	Waste Connections Inc.	408,711	30,768
*	FleetCor Technologies Inc.	139,112	29,304
	Global Payments Inc.	247,732	27,620
	Vulcan Materials Co.	205,101	26,470
*	Verisk Analytics Inc.
	Class A	243,228	26,181
	AMETEK Inc.	357,996	25,833
	TransDigm Group Inc.	73,221	25,272
	Cintas Corp.	132,322	24,489
	Textron Inc.	357,413	23,557
	L3 Technologies Inc.	121,838	23,432
*	CoStar Group Inc.	56,478	23,305
	WW Grainger Inc.	73,899	22,790
*	Mettler-Toledo International
	Inc.	39,385	22,789
	WestRock Co.	397,823	22,684
	Republic Services Inc.
	Class A	330,318	22,581
	Martin Marietta Materials
	Inc.	97,673	21,813
	Total System Services Inc.	254,587	21,518
	Fastenal Co.	446,440	21,487
	Broadridge Financial
	Solutions Inc.	182,696	21,028
	TransUnion	285,475	20,451
	Expeditors International of
	Washington Inc.	271,002	19,810
	Ball Corp.	542,397	19,282
*	United Rentals Inc.	129,712	19,148
	Xylem Inc.	279,498	18,833
*	XPO Logistics Inc.	187,332	18,767
	CH Robinson Worldwide
	Inc.	215,993	18,070
	Masco Corp.	482,788	18,066
	Dover Corp.	239,170	17,507
*	Keysight Technologies Inc.	290,288	17,136
	Alliance Data Systems
	Corp.	73,230	17,077
	Kansas City Southern	159,590	16,910
	JB Hunt Transport Services
	Inc.	136,426	16,583
	Packaging Corp. of America	146,117	16,334
	IDEX Corp.	118,804	16,214
	Old Dominion Freight Line
	Inc.	108,465	16,157
	Jack Henry & Associates
	Inc.	119,711	15,606
	Spirit AeroSystems Holdings
	Inc. Class A	176,858	15,194

	Huntington Ingalls Industries
	Inc.	69,174	14,996
*	First Data Corp. Class A	715,564	14,977
	Jacobs Engineering Group
	Inc.	220,331	13,989
	Wabtec Corp.	134,714	13,280
	AO Smith Corp.	223,999	13,250
*	WEX Inc.	67,009	12,764
*	Trimble Inc.	387,506	12,726
*	Sensata Technologies
	Holding plc	265,479	12,631
	PerkinElmer Inc.	170,977	12,521
	Lennox International Inc.	60,813	12,172
	Fortune Brands Home &
	Security Inc.	226,217	12,146
*	IPG Photonics Corp.	53,953	11,904
*	Zebra Technologies Corp.	82,913	11,877
	Robert Half International
	Inc.	182,382	11,873
	Graco Inc.	259,803	11,748
*	HD Supply Holdings Inc.	273,474	11,729
	Arconic Inc.	674,955	11,481
	Allegion plc	147,852	11,438
	Cognex Corp.	255,295	11,389
	FLIR Systems Inc.	212,331	11,035
	Owens Corning	172,461	10,929
	Fluor Corp.	218,145	10,641
	Sealed Air Corp.	250,416	10,630
*	Teledyne Technologies Inc.	52,422	10,435
	Nordson Corp.	81,232	10,431
	Pentair plc	247,367	10,409
	Carlisle Cos. Inc.	95,111	10,301
*	Arrow Electronics Inc.	136,259	10,258
	HEICO Corp. Class A	159,670	9,732
	BWX Technologies Inc.	154,586	9,634
	Toro Co.	156,589	9,434
*	Crown Holdings Inc.	209,165	9,362
	Booz Allen Hamilton
	Holding Corp. Class A	214,091	9,362
*	Berry Global Group Inc.	203,580	9,352
	Hexcel Corp.	138,388	9,186
	Donaldson Co. Inc.	200,167	9,032
	Hubbell Inc. Class B	85,320	9,022
	AptarGroup Inc.	96,552	9,016
	Watsco Inc.	49,710	8,862
	ManpowerGroup Inc.	102,641	8,833
*	Stericycle Inc.	133,055	8,687
	MDU Resources Group Inc.	301,844	8,657
	Lincoln Electric Holdings Inc.	95,977	8,423
	Littelfuse Inc.	36,579	8,347
	Flowserve Corp.	203,443	8,219
*	AECOM	248,649	8,213
	Allison Transmission
	Holdings Inc.	202,323	8,192

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	National Instruments Corp.	194,616	8,170
	Sonoco Products Co.	154,861	8,130
	Xerox Corp.	336,442	8,075
	Oshkosh Corp.	114,790	8,072
	Trinity Industries Inc.	232,422	7,963
	Knight-Swift Transportation
	Holdings Inc.	206,476	7,889
	Avnet Inc.	182,293	7,819
*	Quanta Services Inc.	231,266	7,724
*	Genesee & Wyoming Inc.
	Class A	93,573	7,609
	Eagle Materials Inc.	70,750	7,427
	Acuity Brands Inc.	63,743	7,386
	Curtiss-Wright Corp.	61,612	7,333
	ITT Inc.	135,484	7,082
	Landstar System Inc.	64,742	7,070
	Graphic Packaging Holding
	Co.	483,403	7,014
*	Kirby Corp.	83,318	6,965
	EMCOR Group Inc.	90,670	6,907
	Jabil Inc.	239,877	6,635
	Woodward Inc.	85,631	6,582
*	CoreLogic Inc.	126,182	6,549
	Air Lease Corp. Class A	153,702	6,451
	Genpact Ltd.	222,216	6,429
	AGCO Corp.	104,823	6,365
*	Euronet Worldwide Inc.	75,770	6,347
	Crane Co.	78,138	6,261
	MAXIMUS Inc.	100,742	6,257
*	nVent Electric plc	247,987	6,224
	Louisiana-Pacific Corp.	224,626	6,114
*	Coherent Inc.	38,803	6,070
	MSC Industrial Direct Co.
	Inc. Class A	71,323	6,052
	Brink’s Co.	75,352	6,009
*	ASGN Inc.	76,405	5,974
	Bemis Co. Inc.	140,931	5,949
	Ryder System Inc.	82,327	5,916
*	KLX Inc.	79,298	5,702
*	Trex Co. Inc.	90,836	5,685
^	Universal Display Corp.	65,987	5,675
*	Conduent Inc.	311,700	5,664
	Regal Beloit Corp.	68,568	5,609
*	USG Corp.	129,434	5,581
	Insperity Inc.	58,224	5,546
*	Axon Enterprise Inc.	85,813	5,422
	Korn/Ferry International	83,457	5,168
	MSA Safety Inc.	53,343	5,139
*	MasTec Inc.	99,820	5,066
	Macquarie Infrastructure
	Corp.	119,293	5,034
	Tetra Tech Inc.	85,664	5,011
	Valmont Industries Inc.	33,065	4,985
*	Generac Holdings Inc.	96,240	4,979

*	Gardner Denver Holdings
	Inc.	169,131	4,971
	Deluxe Corp.	74,421	4,927
	EnerSys	65,525	4,891
*	Cimpress NV	33,141	4,804
	Vishay Intertechnology Inc.	205,837	4,775
	Terex Corp.	112,569	4,749
*	Proto Labs Inc.	39,882	4,744
*	Rexnord Corp.	162,777	4,730
	Timken Co.	107,981	4,703
	Barnes Group Inc.	78,393	4,617
*	RBC Bearings Inc.	35,694	4,598
*	Summit Materials Inc.
	Class A	173,467	4,554
	Kennametal Inc.	126,290	4,534
	Maxar Technologies Ltd.	87,765	4,434
*	Armstrong World Industries
	Inc.	69,220	4,375
*	TopBuild Corp.	55,442	4,343
	John Bean Technologies
	Corp.	48,849	4,343
*	Clean Harbors Inc.	78,076	4,337
	GATX Corp.	58,210	4,321
*	AMN Healthcare Services
	Inc.	73,568	4,311
	UniFirst Corp.	24,120	4,267
*	Owens-Illinois Inc.	250,893	4,218
	Applied Industrial
	Technologies Inc.	59,794	4,195
*	WESCO International Inc.	72,566	4,144
	Simpson Manufacturing Co.
	Inc.	64,683	4,023
	KBR Inc.	219,110	3,926
	Exponent Inc.	81,204	3,922
	Belden Inc.	63,356	3,872
*	Colfax Corp.	124,998	3,831
	Moog Inc. Class A	48,236	3,760
*	II-VI Inc.	86,475	3,757
	Granite Construction Inc.	66,950	3,726
*	TriNet Group Inc.	65,214	3,648
*	FTI Consulting Inc.	59,159	3,578
	Convergys Corp.	142,401	3,480
	Watts Water Technologies
	Inc. Class A	43,638	3,421
	Universal Forest Products
	Inc.	91,968	3,368
*	Esterline Technologies Corp.	45,103	3,329
*	Floor & Decor Holdings Inc.
	Class A	67,049	3,308
*	Builders FirstSource Inc.	179,555	3,284
	Silgan Holdings Inc.	121,211	3,252
	Mobile Mini Inc.	69,171	3,244
*	Rogers Corp.	28,555	3,183
*	Integer Holdings Corp.	49,188	3,180

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Saia Inc.	39,247	3,173
	Kaman Corp.	44,301	3,087
*	Masonite International Corp.	42,914	3,083
*	WageWorks Inc.	61,642	3,082
*	Navistar International Corp.	75,462	3,073
*	Itron Inc.	51,103	3,069
*	Aerojet Rocketdyne Holdings
	Inc.	103,975	3,066
	Covanta Holding Corp.	185,158	3,055
	Schneider National Inc.
	Class B	110,977	3,053
*	Plexus Corp.	50,890	3,030
*	JELD-WEN Holding Inc.	105,553	3,018
*	Novanta Inc.	48,348	3,012
*	Sanmina Corp.	100,490	2,944
	Otter Tail Corp.	61,800	2,942
	ABM Industries Inc.	100,234	2,925
*	ExlService Holdings Inc.	51,398	2,910
	Mueller Water Products Inc.
	Class A	247,264	2,898
*	Cotiviti Holdings Inc.	65,448	2,888
*	Atlas Air Worldwide
	Holdings Inc.	40,035	2,871
*	Meritor Inc.	138,139	2,842
	Actuant Corp. Class A	95,888	2,814
*	Harsco Corp.	126,728	2,801
	Franklin Electric Co. Inc.	61,896	2,792
*	Anixter International Inc.	44,094	2,791
	Boise Cascade Co.	60,866	2,721
	Brady Corp. Class A	70,566	2,720
*	Advanced Disposal Services
	Inc.	109,572	2,715
	Albany International Corp.	45,093	2,712
*	SPX FLOW Inc.	61,930	2,711
	Comfort Systems USA Inc.	58,739	2,690
	Forward Air Corp.	45,306	2,677
*	Paylocity Holding Corp.	44,981	2,648
	Greenbrier Cos. Inc.	50,092	2,642
	Mueller Industries Inc.	89,395	2,638
*	TTM Technologies Inc.	145,161	2,559
	Matson Inc.	66,557	2,554
	Triton International Ltd.	81,113	2,487
	Werner Enterprises Inc.	65,835	2,472
*	Imperva Inc.	51,211	2,471
*	Hub Group Inc. Class A	49,450	2,463
	Cubic Corp.	38,238	2,455
	Greif Inc. Class A	46,229	2,445
*	Aerovironment Inc.	33,766	2,412
	AAR Corp.	50,925	2,368
	ESCO Technologies Inc.	39,124	2,257
	EnPro Industries Inc.	32,263	2,257
	McGrath RentCorp	35,521	2,247
*	American Woodmark Corp.	24,468	2,240
*	SPX Corp.	63,762	2,235

	Methode Electronics Inc.	54,420	2,193
	Raven Industries Inc.	56,776	2,183
	Benchmark Electronics Inc.	74,635	2,176
	US Ecology Inc.	33,944	2,162
	ManTech International Corp.
	Class A	40,163	2,154
	Sun Hydraulics Corp.	44,592	2,149
	Federal Signal Corp.	92,147	2,146
*	Knowles Corp.	139,965	2,141
*	MINDBODY Inc. Class A	55,078	2,126
	Tennant Co.	26,774	2,115
	World Fuel Services Corp.	103,219	2,107
*	Milacron Holdings Corp.	110,137	2,085
*	BMC Stock Holdings Inc.	99,698	2,079
*	TriMas Corp.	70,423	2,070
	AAON Inc.	61,293	2,038
	Standex International Corp.	19,879	2,032
	Apogee Enterprises Inc.	42,007	2,023
^	Altra Industrial Motion Corp.	46,891	2,021
*	Fabrinet	54,398	2,007
*	Evolent Health Inc. Class A	95,042	2,001
*	OSI Systems Inc.	25,576	1,978
	EVERTEC Inc.	90,242	1,972
*	Air Transport Services
	Group Inc.	86,942	1,964
*	Patrick Industries Inc.	34,411	1,956
*	KEMET Corp.	80,988	1,956
	Badger Meter Inc.	43,628	1,950
	ICF International Inc.	27,185	1,932
*	Ambarella Inc.	49,613	1,916
*	CBIZ Inc.	82,602	1,900
	Astec Industries Inc.	31,630	1,891
	ArcBest Corp.	40,074	1,831
*	Continental Building Products
	Inc.	57,929	1,828
	H&E Equipment Services Inc.	48,574	1,827
*	Gibraltar Industries Inc.	48,626	1,823
*	Sykes Enterprises Inc.	62,921	1,811
*	Installed Building Products
	Inc.	31,784	1,797
	AZZ Inc.	40,733	1,770
*	TrueBlue Inc.	65,666	1,770
	Primoris Services Corp.	64,851	1,766
	Viad Corp.	32,428	1,759
	Aircastle Ltd.	84,924	1,741
*	Cardtronics plc Class A	71,591	1,731
	Materion Corp.	31,624	1,712
	CTS Corp.	47,452	1,708
*,^	MACOM Technology
	Solutions Holdings Inc.	71,507	1,648
	Wabash National Corp.	88,192	1,646
	Advanced Drainage Systems
	Inc.	57,135	1,631
	HEICO Corp.	22,258	1,623

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Kadant Inc.	16,865	1,622
	Douglas Dynamics Inc.	33,633	1,614
	Lindsay Corp.	16,587	1,609
*	Navigant Consulting Inc.	72,358	1,602
*	Casella Waste Systems Inc.
	Class A	61,790	1,582
*	Kratos Defense & Security
	Solutions Inc.	137,075	1,578
^	ADT Inc.	178,361	1,543
*	PGT Innovations Inc.	72,570	1,513
*	Atkore International Group
	Inc.	71,956	1,495
	Sturm Ruger & Co. Inc.	26,364	1,476
*	Huron Consulting Group Inc.	35,737	1,462
	Manitowoc Co. Inc.	55,647	1,439
	Encore Wire Corp.	30,145	1,430
	MTS Systems Corp.	26,815	1,412
	Triumph Group Inc.	71,986	1,411
*	NCI Building Systems Inc.	67,143	1,410
	Multi-Color Corp.	21,758	1,407
*	GMS Inc.	51,903	1,406
*	FARO Technologies Inc.	25,752	1,400
	Marten Transport Ltd.	58,467	1,371
*,^	US Concrete Inc.	25,203	1,323
	GrafTech International Ltd.	72,354	1,302
	Schnitzer Steel Industries Inc.	38,319	1,291
	Columbus McKinnon Corp.	29,591	1,283
	Heartland Express Inc.	69,089	1,282
	Alamo Group Inc.	14,114	1,275
	AVX Corp.	80,173	1,256
*	GreenSky Inc. Class A	59,293	1,254
*	Vicor Corp.	28,636	1,247
*	Aegion Corp. Class A	48,272	1,243
	Kforce Inc.	35,768	1,227
	Cass Information Systems
	Inc.	17,482	1,203
*	Echo Global Logistics Inc.	40,392	1,181
*	Lydall Inc.	26,769	1,168
	Gorman-Rupp Co.	33,037	1,156
*	Tutor Perini Corp.	61,744	1,139
	CIRCOR International Inc.	30,673	1,134
*	Thermon Group Holdings
	Inc.	49,570	1,134
*	Gates Industrial Corp. plc	67,064	1,091
	Kelly Services Inc. Class A	48,466	1,088
*,^	Inovalon Holdings Inc.
	Class A	107,263	1,065
	Barrett Business Services
	Inc.	10,952	1,058
	Mesa Laboratories Inc.	4,989	1,053
*	Veeco Instruments Inc.	73,781	1,051
*,^	Team Inc.	45,406	1,049
	Global Brass & Copper
	Holdings Inc.	33,386	1,047

	Myers Industries Inc.	53,382	1,025
	DMC Global Inc.	22,523	1,011
*	Control4 Corp.	41,557	1,010
*	Astronics Corp.	27,496	989
	Quad/Graphics Inc.	47,431	988
	Quanex Building Products
	Corp.	54,885	985
	Griffon Corp.	55,072	980
	NVE Corp.	8,009	975
	Argan Inc.	23,748	972
	Heidrick & Struggles
	International Inc.	27,744	971
*,^	Pluralsight Inc. Class A	39,244	960
*	American Outdoor Brands
	Corp.	79,499	956
*	Wesco Aircraft Holdings Inc.	84,482	950
	Insteel Industries Inc.	28,261	944
*	NV5 Global Inc.	13,425	930
*	DXP Enterprises Inc.	23,841	911
	Hyster-Yale Materials
	Handling Inc.	13,954	897
*	TimkenSteel Corp.	53,544	875
*	Donnelley Financial
	Solutions Inc.	49,942	867
*	Engility Holdings Inc.	27,543	844
*	MYR Group Inc.	23,585	836
	Resources Connection Inc.	47,887	809
*	Everi Holdings Inc.	112,366	809
*	Electro Scientific Industries
	Inc.	50,724	800
*	International Seaways Inc.	34,547	799
	REV Group Inc.	45,978	782
	Spartan Motors Inc.	51,015	770
	NN Inc.	40,683	769
	LSC Communications Inc.	48,955	767
	TTEC Holdings Inc.	21,285	735
	Ennis Inc.	35,374	720
*	CAI International Inc.	30,762	715
	Park Electrochemical Corp.	30,651	711
*	Kimball Electronics Inc.	38,241	700
	VSE Corp.	14,410	689
	Essendant Inc.	50,260	664
	National Research Corp.	17,453	653
*	Landec Corp.	43,120	642
	B. Riley Financial Inc.	28,080	633
*	Cross Country Healthcare
	Inc.	56,092	631
*	Vishay Precision Group Inc.	16,456	628
*,^	CryoPort Inc.	39,623	625
	Allied Motion Technologies
	Inc.	12,715	609
*	Ducommun Inc.	17,980	595
*	InnerWorkings Inc.	68,130	592

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Covenant Transportation
	Group Inc. Class A	18,520	583
	CRA International Inc.	11,426	581
*	Eagle Bulk Shipping Inc.	106,606	580
*	Daseke Inc.	56,916	565
*	PHH Corp.	51,889	564
	RR Donnelley & Sons Co.	97,135	560
*	Heritage-Crystal Clean Inc.	26,705	537
*	Babcock & Wilcox
	Enterprises Inc.	225,358	536
*	Blue Bird Corp.	23,980	536
*,^	Energous Corp.	34,209	507
*	Mistras Group Inc.	26,827	506
*	Sterling Construction Co.
	Inc.	38,392	500
*	YRC Worldwide Inc.	47,890	481
*	Nuvectra Corp.	23,258	477
	Park-Ohio Holdings Corp.	12,653	472
*	ServiceSource International
	Inc.	118,313	466
*	Great Lakes Dredge & Dock
	Corp.	88,787	466
	Omega Flex Inc.	5,763	456
*	BlueLinx Holdings Inc.	12,108	454
*	Overseas Shipholding
	Group Inc. Class A	116,884	454
	Miller Industries Inc.	17,649	451
	Daktronics Inc.	52,902	450
*,^	Energy Recovery Inc.	55,656	450
*	Armstrong Flooring Inc.	31,398	441
	Powell Industries Inc.	12,490	435
	Crawford & Co. Class B	50,256	435
^	American Railcar Industries
	Inc.	10,979	433
*	Evo Payments Inc. Class A	20,703	426
*	Twin Disc Inc.	16,993	422
	Graham Corp.	16,281	420
	Hurco Cos. Inc.	9,046	405
*	Era Group Inc.	30,623	397
*	Franklin Covey Co.	16,090	395
*	ShotSpotter Inc.	10,280	390
*	GP Strategies Corp.	21,610	380
	Universal Logistics Holdings
	Inc.	14,051	369
*	Hill International Inc.	62,346	368
*	Orion Group Holdings Inc.	43,788	362
	BG Staffing Inc.	15,301	356
	FreightCar America Inc.	21,057	354
*	Willdan Group Inc.	11,410	353
*	Xerium Technologies Inc.	25,689	340
	Bel Fuse Inc. Class B	16,175	338
*	IntriCon Corp.	8,220	331
^	EnviroStar Inc.	8,203	331

*	Foundation Building Materials
	Inc.	21,311	328
*	Napco Security Technologies
	Inc.	21,766	319
*	Northwest Pipe Co.	16,076	311
*	PRGX Global Inc.	32,040	311
	CECO Environmental Corp.	50,404	309
*	Sparton Corp.	16,087	305
	Advanced Emissions
	Solutions Inc.	26,821	305
*,^	Maxwell Technologies Inc.	56,916	296
*	LB Foster Co. Class A	12,651	290
*	UFP Technologies Inc.	9,316	287
*	Commercial Vehicle Group
	Inc.	38,458	282
	United States Lime &
	Minerals Inc.	3,294	276
*	PFSweb Inc.	28,137	273
*	Acacia Research Corp.	63,871	265
*,^	Forterra Inc.	26,195	255
*	Information Services Group
	Inc.	61,910	254
*	Manitex International Inc.	20,243	253
*	Gencor Industries Inc.	15,505	250
*	IES Holdings Inc.	14,508	243
*	General Finance Corp.	17,357	235
*	Asure Software Inc.	14,345	229
*	Construction Partners Inc.
	Class A	16,968	223
	LSI Industries Inc.	41,486	222
*,^	CyberOptics Corp.	12,721	221
	NACCO Industries Inc.
	Class A	6,425	217
*	Cardlytics Inc.	9,791	213
*	USA Truck Inc.	9,059	213
*	Willis Lease Finance Corp.	6,584	208
*	Astronics Corp. Class B	5,795	207
*	Ultralife Corp.	21,349	205
*	Iteris Inc.	41,607	201
	Eastern Co.	7,093	199
*,^	Turtle Beach Corp.	9,742	198
*	Houston Wire & Cable Co.	23,182	197
*	Radiant Logistics Inc.	50,317	197
*	Perceptron Inc.	18,262	193
*,^	Huttig Building Products Inc.	39,092	186
*,^	Horizon Global Corp.	31,118	185
*	PAM Transportation Services
	Inc.	3,891	183
	Richardson Electronics Ltd.	18,399	179
*	Goldfield Corp.	41,144	175
*	Aspen Aerogels Inc.	35,412	174
*	Lawson Products Inc.	6,871	167
*	CUI Global Inc.	54,392	162
*	Transcat Inc.	8,475	160

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Arotech Corp.	40,657	152
*	Intevac Inc.	30,977	150
	Global Water Resources Inc.	15,088	142
*	ARC Document Solutions Inc.	79,674	141
*	DHI Group Inc.	57,403	135
*,^	MicroVision Inc.	120,148	135
*	Universal Technical Institute
	Inc.	40,610	128
*	Echelon Corp.	14,140	117
*	Ballantyne Strong Inc.	23,128	112
*	Capstone Turbine Corp.	76,641	110
*	Luna Innovations Inc.	35,687	106
*,^	Hudson Technologies Inc.	51,897	104
*	Mattersight Corp.	38,893	104
*	Roadrunner Transportation
	Systems Inc.	49,746	104
*	CPI Aerostructures Inc.	9,722	102
*	StarTek Inc.	15,981	101
*,^	ExOne Co.	14,080	100
*	US Xpress Enterprises Inc.
	Class A	6,575	100
	Issuer Direct Corp.	5,000	99
	RF Industries Ltd.	13,317	97
*	LightPath Technologies Inc.
	Class A	40,322	93
*	Innovative Solutions &
	Support Inc.	31,038	90
*	Air T Inc.	2,500	84
*	Patriot Transportation Holding
	Inc.	3,814	82
*	Sharps Compliance Corp.	21,848	81
*,^	Revolution Lighting
	Technologies Inc.	19,975	81
	AMCON Distributing Co.	900	79
*,^	Aqua Metals Inc.	27,299	79
*,^	UQM Technologies Inc.	78,403	78
*	Hudson Global Inc.	48,253	78
*	IEC Electronics Corp.	13,361	78
	Steel Connect Inc.	35,059	76
*	Broadwind Energy Inc.	31,113	73
*,^	Applied DNA Sciences Inc.	56,734	71
*,^	Workhorse Group Inc.	37,915	69
*	Perma-Fix Environmental
	Services	15,311	69
*,^	eMagin Corp.	33,365	60
*	Frequency Electronics Inc.	7,273	59
*,^	Odyssey Marine Exploration
	Inc.	6,843	57
*	Fuel Tech Inc.	50,871	55
*	Lincoln Educational Services
	Corp.	30,118	52
*	Perma-Pipe International
	Holdings Inc.	5,595	52
*	Black Box Corp.	24,600	50

*	Tecogen Inc.	10,401	39
*	AeroCentury Corp.	2,175	34
	Greif Inc. Class B	549	32
	Bel Fuse Inc. Class A	1,376	29
*	ClearSign Combustion Corp.	14,690	29
*	I3 Verticals Inc. Class A	1,869	28
*	Limbach Holdings Inc.	2,287	27
*,^	Synthesis Energy Systems Inc.	6,983	23
*	ASV Holdings Inc.	3,312	19
*	Orion Energy Systems Inc.	13,441	15
*	Air Industries Group	7,737	14
*	Wireless Telecom Group Inc.	5,529	12
*	Industrial Services of America
	Inc.	5,080	11
*,^	Digital Ally Inc.	3,600	8
*,^	DPW Holdings Inc.	11,100	6
	Ecology and Environment Inc.	450	6
	Espey Manufacturing &
	Electronics Corp.	201	5
*	Rubicon Technology Inc.	609	5
*	SigmaTron International Inc.	601	4
*	Energy Focus Inc.	1,890	4
*	Research Frontiers Inc.	4,224	3
*	Sypris Solutions Inc.	1,594	3
*	Volt Information Sciences Inc.	694	2
*	Taylor Devices Inc.	229	2
*	AMREP Corp.	170	1
	Chicago Rivet & Machine Co.	28	1
			5,592,325
Oil & Gas (6.1%)
	Exxon Mobil Corp.	6,567,990	543,370
	Chevron Corp.	2,964,484	374,800
	Schlumberger Ltd.	2,149,473	144,079
	ConocoPhillips	1,815,353	126,385
	EOG Resources Inc.	898,100	111,751
	Occidental Petroleum
	Corp.	1,187,864	99,400
	Valero Energy Corp.	668,483	74,088
	Phillips 66	650,215	73,026
	Anadarko Petroleum Corp.	799,486	58,562
	Halliburton Co.	1,292,230	58,228
	Kinder Morgan Inc.	2,909,255	51,407
	Marathon Petroleum Corp.	716,544	50,273
	Pioneer Natural Resources
	Co.	264,458	50,046
	ONEOK Inc.	637,393	44,509
	Williams Cos. Inc.	1,284,422	34,821
	Devon Energy Corp.	771,861	33,931
*	Concho Resources Inc.	230,907	31,946
	Hess Corp.	442,868	29,623
	Andeavor	222,736	29,219
	Apache Corp.	593,222	27,733
	Marathon Oil Corp.	1,324,658	27,632
	Noble Energy Inc.	752,452	26,546

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	National Oilwell Varco Inc.	593,508	25,758
	EQT Corp.	412,174	22,744
	Baker Hughes a GE Co.	646,646	21,359
*	Cheniere Energy Inc.	327,366	21,341
	Diamondback Energy Inc.	153,113	20,145
	HollyFrontier Corp.	273,870	18,741
	Cabot Oil & Gas Corp.	701,306	16,691
	Targa Resources Corp.	323,836	16,027
	Cimarex Energy Co.	148,484	15,107
*	Parsley Energy Inc. Class A	404,224	12,240
*	WPX Energy Inc.	622,006	11,215
*	Energen Corp.	150,534	10,962
	OGE Energy Corp.	308,052	10,847
	Helmerich & Payne Inc.	160,973	10,264
*	Continental Resources Inc.	146,134	9,464
*	Newfield Exploration Co.	308,971	9,346
*,^	Transocean Ltd.	683,805	9,190
*	RSP Permian Inc.	198,169	8,723
^	Core Laboratories NV	68,384	8,631
	Murphy Oil Corp.	253,524	8,561
*	Antero Resources Corp.	366,878	7,833
*	Whiting Petroleum Corp.	140,735	7,420
*,^	Chesapeake Energy Corp.	1,337,550	7,009
	PBF Energy Inc. Class A	163,836	6,870
	Range Resources Corp.	389,086	6,509
*	Oasis Petroleum Inc.	489,069	6,343
*	PDC Energy Inc.	101,971	6,164
*	First Solar Inc.	113,872	5,996
	Delek US Holdings Inc.	117,949	5,917
	Patterson-UTI Energy Inc.	328,193	5,907
	McDermott International
	Inc.	265,478	5,217
*	Centennial Resource
	Development Inc. Class A	287,818	5,198
*,^	Weatherford International
	plc	1,543,393	5,078
*	Apergy Corp.	118,985	4,968
^	Ensco plc Class A	673,625	4,891
*	Southwestern Energy Co.	919,161	4,872
*	Matador Resources Co.	152,631	4,587
*	QEP Resources Inc.	371,835	4,559
	SM Energy Co.	174,290	4,478
*	SRC Energy Inc.	379,793	4,185
	Oceaneering International
	Inc.	154,708	3,939
	CNX Resources Corp.	220,292	3,917
*	Callon Petroleum Co.	345,826	3,714
	Nabors Industries Ltd.	517,136	3,315
*	Denbury Resources Inc.	684,876	3,294
*	Rowan Cos. plc Class A	199,811	3,241
*	Carrizo Oil & Gas Inc.	114,280	3,183
	SemGroup Corp. Class A	123,763	3,144
*	California Resources Corp.	67,492	3,067
*	Dril-Quip Inc.	58,712	3,018

*	Chart Industries Inc.	48,582	2,997
*	Gulfport Energy Corp.	229,984	2,891
*	MRC Global Inc.	132,789	2,878
*	Oil States International Inc.	84,637	2,717
*	Extraction Oil & Gas Inc.	178,343	2,620
	Pattern Energy Group Inc.
	Class A	138,632	2,599
*	Noble Corp. plc	387,808	2,455
	Archrock Inc.	199,096	2,389
*	Superior Energy Services
	Inc.	240,447	2,342
*	Laredo Petroleum Inc.	240,634	2,315
*	C&J Energy Services Inc.	97,098	2,292
*	NOW Inc.	169,971	2,266
*	Unit Corp.	81,180	2,075
*,^	Diamond Offshore Drilling
	Inc.	93,446	1,949
*	ProPetro Holding Corp.	115,944	1,818
*	Helix Energy Solutions
	Group Inc.	216,874	1,807
*	Penn Virginia Corp.	19,409	1,648
*	Forum Energy Technologies
	Inc.	128,596	1,588
*	SEACOR Holdings Inc.	24,916	1,427
*	Newpark Resources Inc.	130,297	1,414
*	Exterran Corp.	54,640	1,368
*	Cactus Inc.	39,730	1,342
^	RPC Inc.	85,288	1,243
*,^	Tellurian Inc.	149,232	1,242
*	Bonanza Creek Energy Inc.	30,025	1,137
*	Ring Energy Inc.	87,748	1,107
	Green Plains Inc.	60,003	1,098
*	Halcon Resources Corp.	246,198	1,081
*	Jagged Peak Energy Inc.	82,285	1,071
*	Tidewater Inc.	35,031	1,013
*	HighPoint Resources Corp.	166,244	1,011
*	Select Energy Services Inc.
	Class A	68,083	989
*	W&T Offshore Inc.	134,396	961
*	Talos Energy Inc.	29,797	957
^	CVR Energy Inc.	25,668	949
*	Renewable Energy Group
	Inc.	52,871	944
*	Keane Group Inc.	67,477	922
*	SandRidge Energy Inc.	51,508	914
*	TPI Composites Inc.	29,326	857
*	Northern Oil and Gas Inc.	270,304	851
*	TETRA Technologies Inc.	188,805	840
*	Alta Mesa Resources Inc.	121,579	828
*	Par Pacific Holdings Inc.	47,585	827
*	WildHorse Resource
	Development Corp.	31,886	809
*,^	Resolute Energy Corp.	25,610	799
*	Enphase Energy Inc.	115,607	778

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*,^	SunPower Corp. Class A	100,918	774
*	Abraxas Petroleum Corp.	267,164	772
*,^	Plug Power Inc.	351,505	710
*	REX American Resources
	Corp.	8,679	703
*	SEACOR Marine Holdings
	Inc.	30,301	700
*	Matrix Service Co.	37,501	688
*	Ultra Petroleum Corp.	292,280	675
*	FTS International Inc.	44,410	632
*	Pioneer Energy Services
	Corp.	107,421	628
*	Mammoth Energy Services
	Inc.	17,298	587
*	Solaris Oilfield Infrastructure
	Inc. Class A	40,335	576
*	Bristow Group Inc.	36,663	517
*,^	Sanchez Energy Corp.	109,642	496
*	Nine Energy Service Inc.	13,995	464
*	Energy XXI Gulf Coast Inc.	51,064	451
*	Trecora Resources	29,797	442
*	Midstates Petroleum Co. Inc.	32,279	439
	Panhandle Oil and Gas Inc.
	Class A	22,029	421
*	Green Brick Partners Inc.	42,397	415
*	Natural Gas Services Group
	Inc.	17,297	408
*	Liberty Oilfield Services Inc.
	Class A	21,805	408
*	Ameresco Inc. Class A	33,508	402
	Evolution Petroleum Corp.	40,190	396
*	Basic Energy Services Inc.	34,333	381
*	ION Geophysical Corp.	14,972	364
*,^	Zion Oil & Gas Inc.	77,814	316
*	Lilis Energy Inc.	57,499	299
*	SilverBow Resources Inc.	9,749	282
*	Dawson Geophysical Co.	35,582	281
*	CARBO Ceramics Inc.	29,631	272
*	Contango Oil & Gas Co.	46,065	262
*	Independence Contract
	Drilling Inc.	63,273	261
*,^	Comstock Resources Inc.	24,672	259
*	Geospace Technologies
	Corp.	17,933	252
*	Flotek Industries Inc.	76,625	247
*	Earthstone Energy Inc.
	Class A	26,723	236
*	Eclipse Resources Corp.	146,480	234
*	Hornbeck Offshore Services
	Inc.	58,310	231
*	Key Energy Services Inc.	13,940	226
*	Goodrich Petroleum Corp.	17,213	213
*	American Superconductor
	Corp.	28,918	202

*	VAALCO Energy Inc.	69,558	190
*,^	Approach Resources Inc.	72,989	178
*	NCS Multistage Holdings Inc.	12,125	176
*	Lonestar Resources US Inc.
	Class A	20,269	171
*	Pacific Ethanol Inc.	65,334	170
*	EP Energy Corp. Class A	56,584	170
	Gulf Island Fabrication Inc.	17,742	160
*	PHI ORD	15,304	156
*,^	Smart Sand Inc.	28,837	153
*	Quintana Energy Services
	Inc.	17,797	151
*	Isramco Inc.	1,224	150
*	Gastar Exploration Inc.	242,644	136
*	Gulfmark Offshore Inc.	3,724	125
*,^	FuelCell Energy Inc.	92,293	122
*	Ranger Energy Services Inc.	11,820	108
	Adams Resources & Energy
	Inc.	2,370	102
*	Parker Drilling Co.	229,846	87
*	Infrastructure and Energy
	Alternatives Inc.	8,569	80
*,^	Torchlight Energy Resources
	Inc.	56,117	76
*	Mitcham Industries Inc.	16,216	65
*	Enservco Corp.	27,027	31
*,^	Jones Energy Inc. Class A	70,075	26
*,^	Eco-Stim Energy Solutions
	Inc.	36,639	24
*,^	Bonanza Creek Energy Inc.
	Warrants Exp. 04/28/2020	7,759	3
*	Talos Energy Inc.
	Warrants Exp. 02/28/2021	725	3
*	PetroQuest Energy Inc.	14,607	3
*	PHI NON-VOTING ORD	229	2
*	Aemetis Inc.	1,072	2
*,^	Ideal Power Inc.	791	1
*,^	Yuma Energy Inc.	637	—
*,^,2 Harvest Natural Resources
	Inc.	27,025	—
			2,627,332
Other (0.0%) [3]
*,2	Dyax Corp. CVR
	Exp. 12/31/2019	266,416	533
*,2	Herbalife Ltd. CVR	15,650	152
*,2	Tobira Therapeutics CVR
	Exp. 12/31/2028	4,500	20
*,2	NewStar Financial Inc	36,657	18
*,2	Ambit Biosciences Corp.
	CVR	29,736	18
*,2	Media General Inc. CVR	175,133	7
*	Kadmon Warrants
	Exp. 09/29/2022	25,728	6

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*,2	Alexza Pharmaceuticals Inc.
	CVR	80,591	3
*,2	Clinical Data CVR	29,879	—
*,^,2 Biosante Pharmaceutical Inc.
	CVR	156,953	—
*,2	Adolor Corp. Rights
	Exp. 07/01/2019	126,930	—
*	Cytori Therapeutics Inc.
	Rights Exp. 7/13/2018	327	—
			757
Technology (19.8%)
	Apple Inc.	6,862,795	1,270,372
	Microsoft Corp.	11,919,108	1,175,343
*	Facebook Inc. Class A	3,721,119	723,088
*	Alphabet Inc. Class C	466,526	520,480
*	Alphabet Inc. Class A	456,921	515,951
	Intel Corp.	7,229,680	359,387
	Cisco Systems Inc.	7,295,920	313,943
	NVIDIA Corp.	847,526	200,779
	International Business
	Machines Corp.	1,424,115	198,949
	Oracle Corp.	4,433,188	195,326
*	Adobe Systems Inc.	763,930	186,254
	Texas Instruments Inc.	1,518,540	167,419
	Broadcom Inc.	637,236	154,619
*	salesforce.com Inc.	1,094,714	149,319
	QUALCOMM Inc.	2,300,262	129,091
*	Micron Technology Inc.	1,799,350	94,358
	Intuit Inc.	377,901	77,207
	Applied Materials Inc.	1,630,344	75,306
	Cognizant Technology
	Solutions Corp. Class A	909,120	71,811
	HP Inc.	2,541,270	57,661
	Analog Devices Inc.	573,499	55,010
*	ServiceNow Inc.	274,194	47,290
*	Twitter Inc.	1,051,072	45,900
*	Autodesk Inc.	340,192	44,596
	Lam Research Corp.	254,580	44,004
*	Red Hat Inc.	275,571	37,029
	DXC Technology Co.	443,042	35,714
	Corning Inc.	1,288,995	35,460
	Hewlett Packard
	Enterprise Co.	2,369,478	34,618
	Western Digital Corp.	441,254	34,158
	Microchip Technology Inc.	364,774	33,176
	NetApp Inc.	415,856	32,657
	Motorola Solutions Inc.	251,684	29,289
*	Cerner Corp.	489,330	29,257
*	Palo Alto Networks Inc.	135,297	27,800
*	Workday Inc. Class A	226,985	27,492
	Skyworks Solutions Inc.	281,987	27,254
	Harris Corp.	184,295	26,638
*	Square Inc.	427,553	26,354

*	Dell Technologies Inc.
	Class V	309,401	26,169
	Xilinx Inc.	392,709	25,628
	Maxim Integrated
	Products Inc.	434,590	25,493
	KLA-Tencor Corp.	241,542	24,765
*	VeriSign Inc.	171,731	23,599
*	ANSYS Inc.	130,307	22,697
	Seagate Technology plc	400,942	22,641
*	Splunk Inc.	225,044	22,304
*,^	Advanced Micro Devices
	Inc.	1,429,115	21,422
*	Citrix Systems Inc.	199,431	20,908
*	Arista Networks Inc.	80,844	20,817
	Symantec Corp.	963,048	19,887
*	Synopsys Inc.	230,967	19,764
	CDW Corp.	235,390	19,017
*	Cadence Design Systems
	Inc.	436,041	18,885
*	IAC/InterActiveCorp	120,873	18,432
*	Akamai Technologies Inc.	251,324	18,404
*	Gartner Inc.	134,623	17,891
	CA Inc.	484,374	17,268
*	VMware Inc. Class A	114,387	16,811
*	PTC Inc.	179,100	16,801
*	F5 Networks Inc.	94,844	16,356
	SS&C Technologies
	Holdings Inc.	314,042	16,299
*	Qorvo Inc.	195,760	15,694
*	GoDaddy Inc. Class A	219,723	15,512
	Juniper Networks Inc.	541,884	14,859
*	ON Semiconductor Corp.	663,398	14,751
*	Veeva Systems Inc.
	Class A	186,865	14,362
	Marvell Technology Group
	Ltd.	659,523	14,140
*	Fortinet Inc.	221,812	13,848
	Leidos Holdings Inc.	234,509	13,836
	CDK Global Inc.	203,861	13,261
*	Tyler Technologies Inc.	56,354	12,516
*	Ultimate Software Group
	Inc.	45,160	11,620
	Teradyne Inc.	297,457	11,324
*	Guidewire Software Inc.	124,173	11,024
	Garmin Ltd.	175,386	10,699
*,^	Snap Inc.	806,923	10,563
*	Tableau Software Inc.
	Class A	105,583	10,321
*	Aspen Technology Inc.	111,259	10,318
*	athenahealth Inc.	62,771	9,989
*	EPAM Systems Inc.	78,986	9,820
*	Nutanix Inc.	177,160	9,136
*	Proofpoint Inc.	79,179	9,130
*	Cavium Inc.	103,252	8,931

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	CommScope Holding Co.
	Inc.	296,106	8,648
*	Fair Isaac Corp.	43,986	8,503
*	Zendesk Inc.	154,398	8,413
	LogMeIn Inc.	80,986	8,362
	Cypress Semiconductor
	Corp.	529,588	8,251
	MKS Instruments Inc.	84,355	8,073
	Monolithic Power Systems
	Inc.	59,017	7,889
	Blackbaud Inc.	75,351	7,720
*	Paycom Software Inc.	77,942	7,703
*	Teradata Corp.	188,685	7,576
	Entegris Inc.	220,483	7,474
*	Medidata Solutions Inc.	87,455	7,045
*	2U Inc.	83,094	6,943
*	RingCentral Inc. Class A	98,641	6,939
*	ARRIS International plc	275,835	6,743
*	HubSpot Inc.	53,735	6,738
*	Silicon Laboratories Inc.	67,242	6,697
*	New Relic Inc.	64,701	6,508
*	Okta Inc.	128,841	6,490
*	CACI International Inc.
	Class A	38,422	6,476
*	Cree Inc.	155,126	6,449
*	Integrated Device
	Technology Inc.	201,259	6,416
*	Nuance Communications
	Inc.	459,256	6,377
*	RealPage Inc.	113,763	6,268
	j2 Global Inc.	72,251	6,258
*	Twilio Inc. Class A	105,944	5,935
*	Ciena Corp.	221,322	5,867
*	Pure Storage Inc. Class A	242,510	5,791
*,^	ViaSat Inc.	86,998	5,718
*	NCR Corp.	184,457	5,530
*	Lumentum Holdings Inc.	93,023	5,386
	Science Applications
	International Corp.	65,551	5,305
*	Ellie Mae Inc.	50,570	5,251
*	Coupa Software Inc.	79,255	4,933
*	Manhattan Associates Inc.	104,563	4,916
*	Tech Data Corp.	58,998	4,845
*	Semtech Corp.	102,546	4,825
*	Box Inc.	190,349	4,757
	SYNNEX Corp.	46,163	4,455
	Perspecta Inc.	216,700	4,453
	InterDigital Inc.	54,106	4,377
*	FireEye Inc.	283,915	4,369
*	Verint Systems Inc.	98,282	4,359
*	Qualys Inc.	51,495	4,341
	Cabot Microelectronics Corp.	40,165	4,320
*	Dycom Industries Inc.	45,653	4,315
*	ACI Worldwide Inc.	171,999	4,243

*	CommVault Systems Inc.	63,119	4,156
	Plantronics Inc.	51,916	3,959
*	VeriFone Systems Inc.	173,059	3,949
*	Cornerstone OnDemand Inc.	79,909	3,790
*	Cirrus Logic Inc.	97,862	3,751
*	Envestnet Inc.	66,807	3,671
*	Viavi Solutions Inc.	354,401	3,629
*	Advanced Energy Industries
	Inc.	60,917	3,539
*	NetScout Systems Inc.	119,074	3,537
	Cogent Communications
	Holdings Inc.	65,151	3,479
*	Avaya Holdings Corp.	168,928	3,392
	Brooks Automation Inc.	103,028	3,361
	Pegasystems Inc.	61,159	3,352
*	Allscripts Healthcare
	Solutions Inc.	277,592	3,331
*	Finisar Corp.	179,233	3,226
	Power Integrations Inc.	43,753	3,196
*	Varonis Systems Inc.	42,607	3,174
*	Q2 Holdings Inc.	55,446	3,163
*,^	Match Group Inc.	78,019	3,022
*	Bottomline Technologies
	de Inc.	60,557	3,018
*	Premier Inc. Class A	81,942	2,981
*	Five9 Inc.	85,314	2,949
*	NETGEAR Inc.	46,076	2,880
*	Dropbox Inc. Class A	86,365	2,800
*	Synaptics Inc.	54,591	2,750
*	Mercury Systems Inc.	71,090	2,706
*	Blackline Inc.	61,919	2,689
*	Insight Enterprises Inc.	54,339	2,659
	Ebix Inc.	34,567	2,636
	Progress Software Corp.	67,482	2,620
*	Blucora Inc.	69,707	2,579
*	EchoStar Corp. Class A	57,523	2,554
	Pitney Bowes Inc.	290,331	2,488
	TiVo Corp.	184,536	2,482
*,^	Ubiquiti Networks Inc.	28,859	2,445
*	Cloudera Inc.	173,517	2,367
*	Infinera Corp.	231,925	2,303
*,^	3D Systems Corp.	165,032	2,279
*	Electronics For Imaging Inc.	68,271	2,223
*	Oclaro Inc.	248,405	2,218
*	Diodes Inc.	62,287	2,147
	CSG Systems International
	Inc.	52,028	2,126
*	Rambus Inc.	168,835	2,117
*	Apptio Inc. Class A	57,928	2,097
*	Inphi Corp.	62,140	2,026
*	Virtusa Corp.	41,122	2,002
*	SPS Commerce Inc.	27,120	1,993
*	ePlus Inc.	21,138	1,989
*	DocuSign Inc.	36,919	1,955

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Instructure Inc.	45,674	1,943
*	Alarm.com Holdings Inc.	46,702	1,886
*	Web.com Group Inc.	72,099	1,864
*	Everbridge Inc.	38,462	1,824
*	MicroStrategy Inc. Class A	14,248	1,820
*	SailPoint Technologies
	Holding Inc.	74,122	1,819
*	LivePerson Inc.	84,203	1,777
*	Hortonworks Inc.	92,859	1,692
*	Pivotal Software Inc.
	Class A	68,864	1,671
*	Syntel Inc.	50,878	1,633
*	PROS Holdings Inc.	44,448	1,626
*	Alteryx Inc. Class A	42,524	1,623
*	ScanSource Inc.	40,159	1,618
*	Yext Inc.	82,711	1,600
*	Tabula Rasa HealthCare Inc.	24,961	1,593
*	Quality Systems Inc.	81,310	1,586
*	Cray Inc.	62,701	1,542
*	FormFactor Inc.	115,064	1,530
*	MaxLinear Inc.	97,522	1,520
*	Rapid7 Inc.	53,411	1,507
	NIC Inc.	96,792	1,505
*	MongoDB Inc.	29,920	1,485
*	Super Micro Computer Inc.	62,167	1,470
*	Altair Engineering Inc.
	Class A	42,720	1,460
^	Diebold Nixdorf Inc.	119,261	1,425
*	Ceridian HCM Holding Inc.	42,444	1,409
*	ForeScout Technologies Inc.	40,901	1,401
*	Boingo Wireless Inc.	61,743	1,395
*	Extreme Networks Inc.	175,148	1,394
*	Rudolph Technologies Inc.	46,461	1,375
*	Perficient Inc.	50,990	1,345
*	Vocera Communications Inc.	44,881	1,342
*	Carbonite Inc.	38,350	1,338
*	Acacia Communications Inc.	37,937	1,321
*	Appfolio Inc.	21,354	1,306
*	Applied Optoelectronics Inc.	28,822	1,294
*	USA Technologies Inc.	91,263	1,278
	Monotype Imaging Holdings
	Inc.	62,927	1,277
*	Amkor Technology Inc.	145,271	1,248
*	CalAmp Corp.	53,077	1,244
*	Shutterstock Inc.	26,123	1,240
*	Nanometrics Inc.	34,874	1,235
	Xperi Corp.	76,534	1,232
*	Cision Ltd.	81,177	1,214
*	Lattice Semiconductor
	Corp.	182,092	1,195
	Comtech
	Telecommunications Corp.	35,703	1,138
*	Benefitfocus Inc.	33,103	1,112
*	Xcerra Corp.	79,172	1,106

*	SendGrid Inc.	41,620	1,104
	ADTRAN Inc.	73,013	1,084
*,^	Unisys Corp.	82,333	1,062
*,^	TransEnterix Inc.	236,766	1,032
*	CEVA Inc.	34,107	1,030
	Cohu Inc.	41,471	1,016
*	Endurance International
	Group Holdings Inc.	101,255	1,008
*	Ultra Clean Holdings Inc.	57,406	953
*	Workiva Inc.	37,312	910
*	Upland Software Inc.	26,301	904
*	Axcelis Technologies Inc.	45,587	903
*	Photronics Inc.	112,761	899
*	OneSpan Inc.	44,966	884
*	Ichor Holdings Ltd.	40,120	851
*	Loral Space &
	Communications Inc.	20,939	787
	Systemax Inc.	22,524	773
*,^	Immersion Corp.	49,514	765
*	Appian Corp. Class A	20,862	754
*	Limelight Networks Inc.	163,997	733
*	Model N Inc.	38,158	710
^	Switch Inc.	57,277	697
*	Zscaler Inc.	19,275	689
*	KeyW Holding Corp.	78,116	683
*	Presidio Inc.	51,117	670
	QAD Inc. Class A	13,123	658
	Computer Programs &
	Systems Inc.	19,708	648
	Forrester Research Inc.	15,223	639
	Hackett Group Inc.	39,699	638
	PC Connection Inc.	18,506	614
*	Ribbon Communications
	Inc.	85,646	610
	American Software Inc.
	Class A	38,815	566
*	Quantenna Communications
	Inc.	35,801	556
*	Vectrus Inc.	17,781	548
*	Zuora Inc. Class A	19,956	543
*	Avalara Inc.	10,099	539
*,^	Impinj Inc.	24,372	539
*	Calix Inc.	68,623	535
*	Digi International Inc.	39,889	527
*	Rosetta Stone Inc.	32,176	516
*	Brightcove Inc.	52,760	509
*	ChannelAdvisor Corp.	36,209	509
*	Harmonic Inc.	115,989	493
*	Meet Group Inc.	109,230	489
*	MobileIron Inc.	107,857	480
*	Mitek Systems Inc.	53,920	480
*	PDF Solutions Inc.	39,141	469
*	Digimarc Corp.	16,963	455
*	Zix Corp.	83,860	452

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	A10 Networks Inc.	72,508	452
*	Castlight Health Inc.
	Class B	103,213	439
*	Alpha & Omega
	Semiconductor Ltd.	30,447	434
*,^	Gogo Inc.	88,721	431
*,^	NeoPhotonics Corp.	66,927	417
*	WideOpenWest Inc.	42,692	412
*	Amber Road Inc.	42,722	402
*	Agilysys Inc.	25,868	401
*	DSP Group Inc.	30,509	380
*	nLight Inc.	11,089	367
	Simulations Plus Inc.	16,404	365
*	Ooma Inc.	25,510	361
*	AXT Inc.	50,243	354
*	eGain Corp.	22,917	346
*	Internap Corp.	31,768	331
*	Casa Systems Inc.	20,182	330
*	KVH Industries Inc.	24,420	327
*	Sigma Designs Inc.	51,457	314
*	Bandwidth Inc. Class A	7,740	294
*	PAR Technology Corp.	16,598	293
*,^	Aquantia Corp.	24,646	285
*,^	Veritone Inc.	16,715	281
*	Kopin Corp.	98,044	280
^	ConvergeOne Holdings Inc.	29,703	279
*	Carbon Black Inc.	10,143	264
*,^	Fusion Connect Inc.	66,645	263
*,^	VirnetX Holding Corp.	76,978	262
	Preformed Line Products Co.	2,942	261
*	Telenav Inc.	43,644	244
*	Telaria Inc.	58,667	237
*	Aerohive Networks Inc.	53,672	213
*	RigNet Inc.	20,037	206
*	Datawatch Corp.	21,298	202
*	GSI Technology Inc.	26,114	196
*	Seachange International Inc.	54,651	187
*	Exela Technologies Inc.	39,203	186
*	Computer Task Group Inc.	24,014	186
*	Clearfield Inc.	16,587	183
*	VOXX International Corp.
	Class A	33,559	181
*,^	Adesto Technologies Corp.	20,931	176
*,^	Resonant Inc.	30,732	173
*	Smartsheet Inc. Class A	6,573	171
	PC-Tel Inc.	25,151	157
*	ID Systems Inc.	25,160	156
*,^	Park City Group Inc.	19,627	155
*	Airgain Inc.	16,753	154
*	EMCORE Corp.	30,118	152
*	Edgewater Technology Inc.	27,544	149
*	Pixelworks Inc.	41,291	149
	QAD Inc. Class B	3,670	149
*,^	SecureWorks Corp. Class A	11,685	146

*	QuickLogic Corp.	126,374	145
	AstroNova Inc.	7,636	144
*	Amtech Systems Inc.	23,275	141
	TESSCO Technologies Inc.	8,092	140
*,^	Inseego Corp.	68,373	137
*	Aviat Networks Inc.	8,128	133
*	Domo Inc.	4,700	128
*	Everspin Technologies Inc.	13,688	122
	TransAct Technologies Inc.	9,137	114
*	LRAD Corp.	43,127	113
*	Atomera Inc.	18,445	113
*	SharpSpring Inc.	12,658	111
*	Finjan Holdings Inc.	31,949	109
*	Neurotrope Inc.	11,123	108
*	Great Elm Capital Group Inc.	29,259	105
*	Quantum Corp.	47,509	105
*	Key Tronic Corp.	13,649	104
*	Icad Inc.	33,876	103
*	Synacor Inc.	49,449	99
*	Identiv Inc.	24,156	94
*	BSQUARE Corp.	31,366	85
	RCM Technologies Inc.	16,596	82
	Network-1 Technologies Inc.	25,641	80
*	Support.com Inc.	26,681	76
*	WidePoint Corp.	132,577	73
*	Aehr Test Systems	29,270	69
*	Rimini Street Inc.	9,978	65
*	Evolving Systems Inc.	21,792	62
*	Data I/O Corp.	9,481	60
*,^	SITO Mobile Ltd.	22,560	58
*	CVD Equipment Corp.	8,553	57
*	NetSol Technologies Inc.	9,891	55
*	DASAN Zhone Solutions Inc.	5,523	54
	CSP Inc.	5,391	53
	BK Technologies Inc.	13,400	50
*	GSE Systems Inc.	14,521	47
*	ACM Research Inc. Class A	4,310	47
*	Intermolecular Inc.	25,996	43
*	Radisys Corp.	60,975	43
*	inTEST Corp.	5,564	41
*,^	NXT-ID Inc.	23,431	40
*	Mastech Digital Inc.	2,403	39
	GlobalSCAPE Inc.	9,546	37
*	EverQuote Inc. Class A	1,867	34
*	Red Violet Inc.	3,768	32
*	Aware Inc.	7,924	32
*,^	Neonode Inc.	63,023	24
	ClearOne Inc.	5,669	22
*	ADDvantage Technologies
	Group Inc.	14,730	19
*	Intellicheck Inc.	6,952	16
*	Streamline Health Solutions
	Inc.	10,393	15
*,^	Inuvo Inc.	17,600	14

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Westell Technologies Inc.
	Class A	4,583	13
*	Marin Software Inc.	2,007	12
*,^	Helios & Matheson
	Analytics Inc.	36,188	11
*	Smith Micro Software Inc.	3,520	8
*,^	Netlist Inc.	43,613	8
*	Lantronix Inc.	2,314	7
*	Tintri Inc.	23,908	6
	Communications Systems
	Inc.	1,077	4
*	Determine Inc.	1,693	2
*	Majesco	343	2
*	ARC Group Worldwide Inc.	579	1
*	CynergisTek Inc.	200	1
*,^	ParkerVision Inc.	1,084	1
*	Sunworks Inc.	300	—
*	Ominto Inc.	700	—
			8,599,348
Telecommunications (1.8%)
	AT&T Inc.	11,274,868	362,036
	Verizon Communications
	Inc.	6,408,199	322,396
	CenturyLink Inc.	1,506,257	28,077
*	T-Mobile US Inc.	459,463	27,453
*	Zayo Group Holdings Inc.	327,827	11,959
*,^	Sprint Corp.	938,518	5,106
*	Vonage Holdings Corp.	332,516	4,286
	Telephone & Data
	Systems Inc.	146,947	4,029
*	8x8 Inc.	134,086	2,688
	Shenandoah
	Telecommunications Co.	73,826	2,414
*	GTT Communications Inc.	52,590	2,367
*	Iridium Communications
	Inc.	145,830	2,348
*	Intelsat SA	103,826	1,730
	Consolidated
	Communications
	Holdings Inc.	101,127	1,250
*	ORBCOMM Inc.	116,895	1,181
*	Cincinnati Bell Inc.	69,161	1,086
	ATN International Inc.	15,418	814
*	United States Cellular Corp.	21,127	783
^	Frontier Communications
	Corp.	124,138	665
*	pdvWireless Inc.	19,665	491
	Spok Holdings Inc.	31,126	468
*,^	Globalstar Inc.	877,994	430
*	HC2 Holdings Inc.	55,803	326
	Windstream Holdings Inc.	59,045	311
*	Hawaiian Telcom Holdco Inc.	10,281	297
	IDT Corp. Class B	32,443	182

*	Alaska Communications
	Systems Group Inc.	85,202	151
*	Otelco Inc. Class A	3,053	46
*,^	Pareteum Corp.	15,981	40
*	CPS Technologies Corp.	100	—
			785,410
Utilities (2.9%)
	NextEra Energy Inc.	730,960	122,092
	Duke Energy Corp.	1,085,954	85,877
	Southern Co.	1,570,820	72,745
	Dominion Energy Inc.	1,012,172	69,010
	Exelon Corp.	1,495,603	63,713
	American Electric Power
	Co. Inc.	763,034	52,840
	Sempra Energy	409,802	47,582
	Public Service Enterprise
	Group Inc.	782,538	42,367
	Consolidated Edison Inc.	481,614	37,556
	Xcel Energy Inc.	789,424	36,061
	PG&E Corp.	801,634	34,118
	PPL Corp.	1,170,830	33,427
	Edison International	505,447	31,980
	WEC Energy Group Inc.	488,639	31,590
	DTE Energy Co.	281,083	29,129
	Eversource Energy	490,503	28,748
	FirstEnergy Corp.	740,630	26,596
*	Evergy Inc.	421,303	23,656
	American Water Works
	Co. Inc.	276,287	23,589
	Ameren Corp.	377,100	22,947
	Entergy Corp.	280,620	22,671
	CMS Energy Corp.	438,911	20,752
	CenterPoint Energy Inc.	669,741	18,558
	Atmos Energy Corp.	172,035	15,507
*	Vistra Energy Corp.	649,029	15,356
	Alliant Energy Corp.	359,397	15,210
	NiSource Inc.	564,265	14,829
	NRG Energy Inc.	465,529	14,292
	Pinnacle West Capital Corp.	173,789	14,000
	UGI Corp.	267,868	13,948
	AES Corp.	1,026,748	13,769
	Aqua America Inc.	276,893	9,741
	Vectren Corp.	129,215	9,232
	SCANA Corp.	210,832	8,121
	IDACORP Inc.	79,287	7,313
	WGL Holdings Inc.	78,543	6,971
	National Fuel Gas Co.	127,908	6,774
	New Jersey Resources
	Corp.	137,199	6,140
	ONE Gas Inc.	82,046	6,132
	ALLETE Inc.	79,207	6,131
	Portland General Electric Co.	139,187	5,952
	Hawaiian Electric Industries
	Inc.	171,097	5,869

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Southwest Gas Holdings Inc.	71,061	5,420
	Avista Corp.	101,014	5,319
	Spire Inc.	74,406	5,257
	Black Hills Corp.	83,792	5,129
^	Avangrid Inc.	96,072	5,085
	PNM Resources Inc.	124,644	4,849
	South Jersey Industries Inc.	133,927	4,483
	NorthWestern Corp.	77,476	4,435
	El Paso Electric Co.	63,039	3,726
	MGE Energy Inc.	53,881	3,397
	Ormat Technologies Inc.	62,960	3,349
	American States Water Co.	56,874	3,251
	Northwest Natural Gas Co.	45,770	2,920
	California Water Service
	Group	74,544	2,903
*	Evoqua Water Technologies
	Corp.	106,679	2,187
	Chesapeake Utilities Corp.	25,269	2,020
	SJW Group	27,365	1,812
*	Sunrun Inc.	136,213	1,791
	TerraForm Power Inc.
	Class A	103,634	1,212
	Unitil Corp.	22,317	1,139
	Connecticut Water Service
	Inc.	17,385	1,136
	Middlesex Water Co.	24,401	1,029
	York Water Co.	20,166	641
	Artesian Resources Corp.
	Class A	12,244	475
*	Atlantic Power Corp.	200,570	441
*,^	Cadiz Inc.	30,909	405
*	AquaVenture Holdings Ltd.	22,891	357
	RGC Resources Inc.	9,964	291
*	Pure Cycle Corp.	26,973	258
*,^	Vivint Solar Inc.	40,695	201
	Spark Energy Inc. Class A	17,307	169
	Genie Energy Ltd. Class B	23,923	119
			1,248,097
Total Common Stocks
(Cost $21,976,411)			43,279,198
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.5%)
[4,5]	Vanguard Market
	Liquidity Fund,
	2.122%	2,008,717	200,892

	Face	Market
	Amount	Value •
	($000) ($000)
U. S. Government and Agency Obligations (0.0%)
United States Treasury
Bill, 1.934%, 10/11/18	2,500	2,487
6 United States Treasury
Bill, 1.975%, 10/18/18	2,000	1,988
6 United States Treasury
Bill, 2.034%, 11/15/18	2,000	1,985
		6,460
Total Temporary Cash Investments
(Cost $207,322)		207,352
Total Investments (100.3%)
(Cost $22,183,733)		43,486,550

		Amount
		($000)
Other Assets and Liabilities (-0.3%)
Other Assets
Investment in Vanguard		2,307
Receivables for Investment Securities Sold		76
Receivables for Accrued Income		38,348
Receivables for Capital Shares Issued		17,374
Variation Margin Receivable—
Futures Contracts		69
Other Assets		905
Total Other Assets		59,079
Liabilities
Payables for Investment
Securities Purchased		(2,095)
Collateral for Securities on Loan		(164,035)
Payables for Capital Shares Redeemed		(33,702)
Payables to Vanguard		(412)
Variation Margin Payable—
Futures Contracts		(20)
Total Liabilities		(200,264)
Net Assets (100%)		43,345,365

Institutional Total Stock Market Index Fund

At June 30, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	21,524,384
Undistributed Net Investment Income	17,553
Accumulated Net Realized Gains	501,513
Unrealized Appreciation (Depreciation)
Investment Securities	21,302,817
Futures Contracts	(902)
Net Assets	43,345,365

Institutional Shares—Net Assets
Applicable to 9,036,590 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	549,011
Net Asset Value Per Share—
Institutional Shares	$60.75

Institutional Plus Shares—Net Assets
Applicable to 704,381,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	42,796,354
Net Asset Value Per Share—
Institutional Plus Shares	$60.76

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers.
The total value of securities on loan is $154,237,000.
1 The fund invests a portion of its cash reserves in equity
markets through the use of index futures contracts. After
giving effect to futures investments, the fund’s effective
common stock and temporary cash investment positions
represent 100.0% and 0.3%, respectively, of net assets.
2 Certain of the fund’s securities are valued using significant unobservable inputs.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate
shown is the 7-day yield.
5 Includes $164,035,000 of collateral received for securities on loan.
6 Securities with a value of $3,576,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Institutional Total Stock Market Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2018	336	45,723	(570)
E-mini Russell 2000 Index	September 2018	125	10,297	(180)
E-mini S&P Mid-Cap 400 Index	September 2018	30	5,868	(152)
				(902)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Statement of Operations

Six Months Ended
June30,2018
($000)
Investment Income
Income
Dividends	380,384
Interest[1]	951
Securities Lending—Net	3,849
Total Income	385,184
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,646
Management and Administrative—Institutional Shares	63
Management and Administrative—Institutional Plus Shares	2,232
Marketing and Distribution—Institutional Shares	6
Marketing and Distribution—Institutional Plus Shares	153
Custodian Fees	201
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—Institutional Plus Shares	44
Trustees’ Fees and Expenses	13
Total Expenses	4,359
Net Investment Income	380,825
Realized Net Gain (Loss)
Investment Securities Sold[1]	509,494
Futures Contracts	305
Realized Net Gain (Loss)	509,799
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	552,554
Futures Contracts	(936)
Change in Unrealized Appreciation (Depreciation)	551,618
Net Increase (Decrease) in Net Assets Resulting from Operations	1,442,242

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $868,000, $11,000, and $13,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	380,825	756,865
Realized Net Gain (Loss)	509,799	979,603
Change in Unrealized Appreciation (Depreciation)	551,618	6,029,723
Net Increase (Decrease) in Net Assets Resulting from Operations	1,442,242	7,766,191
Distributions
Net Investment Income
Institutional Shares	(4,536)	(12,474)
Institutional Plus Shares	(362,254)	(746,090)
Realized Capital Gain[1]
Institutional Shares	(1,412)	(4,672)
Institutional Plus Shares	(110,249)	(284,436)
Total Distributions	(478,451)	(1,047,672)
Capital Share Transactions
Institutional Shares	(163,181)	(84,449)
Institutional Plus Shares	(1,009,464)	(392,625)
Net Increase (Decrease) from Capital Share Transactions	(1,172,645)	(477,074)
Total Increase (Decrease)	(208,854)	6,241,445
Net Assets
Beginning of Period	43,554,219	37,312,774
End of Period[2]	43,345,365	43,554,219

1 Includes fiscal 2018 and 2017 short-term gain distributions totaling $19,928,000 and $45,732,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $17,553,000 and $3,518,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Financial Highlights

Institutional Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$59.47	$50.34	$45.94	$46.78	$42.32	$32.27
Investment Operations
Net Investment Income	. 518[1]	1.013[1]	1.009	1.053[2]	.838	.726
Net Realized and Unrealized Gain (Loss)
on Investments	1.431	9.542	4.789	(.847)	4.457	10.051
Total from Investment Operations	1.949	10.555	5.798	.206	5.295	10.777
Distributions
Dividends from Net Investment Income	(.512)	(1.025)	(1.016)	(1.046)	(.835)	(.727)
Distributions from Realized Capital Gains	(.157)	(.400)	(.382)	—	—	—
Total Distributions	(.669)	(1.425)	(1.398)	(1.046)	(.835)	(.727)
Net Asset Value, End of Period	$60.75	$59.47	$50.34	$45.94	$46.78	$42.32

Total Return	3.28%	21.13%	12.75%	0.45%	12.60%	33.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$549	$692	$664	$1,297	$2,590	$3,290
Ratio of Total Expenses to
Average Net Assets	0.03%	0.04%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to
Average Net Assets	1.78%	1.85%	2.08%	2.24%[2]	1.90%	1.96%
Portfolio Turnover Rate [3]	6%	7%	8%	9%	5%	9%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Net investment income per share and the ratio of net investment income to average net assets include $.140 and 0.31%, respectively, resulting from income received from Medtronic plc in January 2015.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Financial Highlights

Institutional Plus Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$59.47	$50.35	$45.95	$46.79	$42.32	$32.28
Investment Operations
Net Investment Income	. 530[1]	1.028[1]	1.021	1.064[2]	.847	.734
Net Realized and Unrealized Gain (Loss)
on Investments	1.434	9.528	4.788	(.846)	4.466	10.041
Total from Investment Operations	1.964	10.556	5.809	.218	5.313	10.775
Distributions
Dividends from Net Investment Income	(.516)	(1.036)	(1.027)	(1.058)	(.843)	(.735)
Distributions from Realized Capital Gains	(.158)	(.400)	(.382)	—	—	—
Total Distributions	(.674)	(1.436)	(1.409)	(1.058)	(.843)	(.735)
Net Asset Value, End of Period	$60.76	$59.47	$50.35	$45.95	$46.79	$42.32

Total Return	3.30%	21.13%	12.77%	0.48%	12.64%	33.63%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$42,796	$42,862	$36,648	$37,822	$38,903	$33,201
Ratio of Total Expenses to
Average Net Assets	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Ratio of Net Investment Income to
Average Net Assets	1.79%	1.87%	2.10%	2.26%[2]	1.92%	1.98%
Portfolio Turnover Rate [3]	6%	7%	8%	9%	5%	9%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Net investment income per share and the ratio of net investment income to average net assets include $.140 and 0.31%, respectively, resulting from income received from Medtronic plc in January 2015.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Notes to Financial Statements

Vanguard Institutional Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares, to investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2014–2017), and for the period ended June 30, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Institutional Total Stock Market Index Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2018, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Institutional Total Stock Market Index Fund

B. Prior to November 15, 2017, in accordance with the terms of a services agreement, Vanguard provided to the fund investment advisory, corporate management, administrative, marketing, and distribution services and paid for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund (or, with respect to shareholder services, the average net assets of each class of shares).

On November 15, 2017, shareholders of the fund approved and adopted the Fund’s Service Agreement under which all other publicly offered Vanguard U.S. mutual funds operate (the “FSA”). In accordance with the terms of the FSA between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2018, the fund had contributed to Vanguard capital in the amount of $2,307,000, representing 0.01% of the fund’s net assets and 0.92% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of June 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	43,278,361	6	831
Temporary Cash Investments	200,892	6,460	—
Futures Contracts—Assets[1]	69	—	—
Futures Contracts—Liabilities[1]	(20)	—	—
Total	43,479,302	6,466	831
1 Represents variation margin on the last day of the reporting period.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Institutional Total Stock Market Index Fund

During the six months ended June 30, 2018, the fund realized $69,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

At June 30, 2018, the cost of investment securities for tax purposes was $22,184,816,000. Net unrealized appreciation of investment securities for tax purposes was $21,301,734,000, consisting of unrealized gains of $22,219,459,000 on securities that had risen in value since their purchase and $917,725,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2018, the fund purchased $1,373,683,000 of investment securities and sold $2,578,339,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2018		December 31, 2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	44,973	728	128,257	2,467
Issued in Lieu of Cash Distributions	4,457	73	13,340	236
Redeemed	(212,611)	(3,400)	(226,046)	(4,266)
Net Increase (Decrease)—Institutional Shares	(163,181)	(2,599)	(84,449)	(1,563)
Institutional Plus Shares
Issued	3,309,830	55,158	9,103,161	166,101
Issued in Lieu of Cash Distributions	455,112	7,487	966,158	17,039
Redeemed	(4,774,406)	(78,967)	(10,461,944)	(190,374)
Net Increase (Decrease)—Institutional Plus Shares	(1,009,464)	(16,322)	(392,625)	(7,234)

G. Management has determined that no events or transactions occurred subsequent to June 30, 2018, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Institutional Total Stock Market Index Fund	12/31/2017	6/30/2018	Period
Based on Actual Fund Return
Institutional Shares	$1,000.00	$1,032.80	$0.15
Institutional Plus Shares	1,000.00	1,033.05	0.10
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,024.65	$0.15
Institutional Plus Shares	1,000.00	1,024.70	0.10

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.03% for Institutional Shares and 0.02% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Institutional Total Stock Market Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund and its shareholders benefit from economies of scale, with the cost to shareholders declining as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share.

For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Institutional Total Stock Market Index: Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) through April 8, 2005; MSCI US Broad Market Index through January 14, 2013; CRSP US Total Market Index thereafter.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings
Born in 1963. Principal occupation(s) during the
past five years and other experience: finance
director (2017–present) and treasurer (2017) of each
of the investment companies served by Vanguard.
Managing director (2016–present) of Vanguard. Chief
financial officer (2016–present) of Vanguard. Director
(2016–present) of Vanguard Marketing Corporation.
Executive vice president and chief financial officer
(2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	Source for Bloomberg Barclays indexes: Bloomberg
Direct Investor Account Services > 800-662-2739	Index Services Limited. Copyright 2018, Bloomberg.
All rights reserved.
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q8712 082018

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment
Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management
Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: August 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: August 20, 2018
VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: August 20, 2018

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018; see file Number
33-32216, Incorporated by Reference.